First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 97.1%
	Capital Markets — 97.1%
45,279	Advent Convertible and Income Fund	$720,842
20,869	AllianzGI Artificial Intelligence & Technology Opportunities Fund	500,647
28,770	AllianzGI Convertible & Income 2024 Target	284,248
8,550	AllianzGI Equity & Convertible Income Fund	230,337
23,479	Apollo Tactical Income Fund, Inc.	318,375
87,530	Ares Dynamic Credit Allocation Fund, Inc.	1,183,406
26,011	Barings Global Short Duration High Yield Fund	376,119
25,883	BlackRock Corporate High Yield Fund, Inc.	298,949
26,812	BlackRock Health Sciences Trust II	733,308
24,398	BlackRock Income Trust, Inc.	149,316
29,195	BlackRock Multi-Sector Income Trust	494,563
37,284	BlackRock Science & Technology Trust	1,833,254
31,275	BlackRock Science & Technology Trust II	1,026,446
54,702	Blackstone / GSO Strategic Credit Fund	677,758
11,669	Central Securities Corp.	357,071
54,486	Cohen & Steers Infrastructure Fund, Inc.	1,412,277
67,854	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,520,608
56,306	DoubleLine Income Solutions Fund	968,463
12,346	Eaton Vance Enhanced Equity Income Fund	192,474
48,525	Eaton Vance Short Duration Diversified Income Fund	604,136
57,693	Eaton Vance Tax-Advantaged Dividend Income Fund	1,315,400
89,999	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,527,283
46,391	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,091,116
51,703	Gabelli Dividend & Income Trust (The)	1,076,974
20,257	General American Investors Co., Inc.	725,606
49,425	John Hancock Tax-Advantaged Dividend Income Fund	1,039,408
14,672	Lazard Global Total Return and Income Fund, Inc.	253,385
38,979	Macquarie Global Infrastructure Total Return Fund, Inc.	804,137
17,191	Morgan Stanley China A Share Fund, Inc.	402,613
175,446	Nuveen Credit Strategies Income Fund	1,103,555

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
94,656	Nuveen Preferred & Income Opportunities Fund	$861,370
32,278	Nuveen Real Asset Income and Growth Fund	424,133
45,149	Nuveen Tax-Advantaged Dividend Growth Fund	619,896
84,735	PGIM Global High Yield Fund, Inc.	1,189,679
65,505	PIMCO Dynamic Credit and Mortgage Income Fund	1,361,849
37,233	Principal Real Estate Income Fund	428,924
18,865	Royce Micro-Cap Trust, Inc.	177,331
45,357	Royce Value Trust, Inc.	694,416
20,062	Source Capital, Inc.	779,609
50,028	Tekla Healthcare Investors	1,091,611
60,237	Tekla Healthcare Opportunities Fund	1,157,153
22,334	Tekla Life Sciences Investors	417,646
25,374	Templeton Emerging Markets Fund	441,508
32,346	Tri-Continental Corp.	935,770
54,300	Western Asset Emerging Markets Debt Fund, Inc.	727,620
26,762	Western Asset High Income Opportunity Fund, Inc.	134,880
15,760	Western Asset Inflation-Linked Opportunities & Income Fund	186,598
	Total Closed-End Funds — 97.1%	34,852,067
	(Cost $35,035,258)

	Money Market Funds — 2.7%
957,346	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	957,346
	(Cost $957,346)

	Total Investments — 99.8%	35,809,413
	(Cost $35,992,604) (b)
	Net Other Assets and Liabilities — 0.2%	69,487
	Net Assets — 100.0%	$35,878,900

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,130,497 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,313,688. The net unrealized depreciation was $183,191.

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$34,852,067	$—	$—
Money Market Funds	957,346	—	—
Total Investments	$35,809,413	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 95.9%
	Capital Markets — 95.9%
11,598	BlackRock Florida Municipal 2020 Term Trust	$171,418
16,875	BlackRock Investment Quality Municipal Trust, Inc.	291,094
15,435	BlackRock Long-Term Municipal Advantage Trust	195,562
24,125	BlackRock Muni Intermediate Duration Fund, Inc.	350,295
11,610	BlackRock Municipal 2030 Target Term Trust	291,759
8,944	BlackRock Municipal Income Investment Quality Trust	133,176
13,410	BlackRock Municipal Income Investment Trust	178,219
15,671	BlackRock Municipal Income Trust	232,558
9,400	BlackRock MuniEnhanced Fund, Inc.	112,330
14,234	BlackRock MuniHoldings Investment Quality Fund	199,134
13,710	BlackRock MuniHoldings Quality Fund, Inc.	181,383
18,919	BlackRock MuniYield Quality Fund II, Inc.	258,055
23,697	BlackRock MuniYield Quality Fund III, Inc.	330,099
11,706	BlackRock MuniYield Quality Fund, Inc.	195,607
10,274	DTF Tax-Free Income, Inc.	154,572
9,874	Eaton Vance Municipal Bond Fund	130,633
12,753	Eaton Vance Municipal Income 2028 Term Trust	280,056
15,447	Eaton Vance Municipal Income Trust	204,673
11,841	Invesco Municipal Trust	150,381
6,647	Invesco Pennsylvania Value Municipal Income Trust	82,888
26,197	Invesco Quality Municipal Income Trust	333,226
12,700	Invesco Trust for Investment Grade Municipals	164,338
6,014	MainStay MacKay DefinedTerm Municipal Opportunities Fund	129,000
7,130	Neuberger Berman Municipal Fund, Inc.	109,374
27,166	Nuveen AMT-Free Municipal Credit Income Fund	445,794
30,719	Nuveen AMT-Free Quality Municipal Income Fund	453,720
5,773	Nuveen Dynamic Municipal Opportunities Fund	86,595
20,631	Nuveen Enhanced Municipal Value Fund	320,193
6,344	Nuveen Intermediate Duration Municipal Term Fund	87,230
6,607	Nuveen Intermediate Duration Quality Municipal Term Fund	96,066

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
19,115	Nuveen Municipal Credit Income Fund	$297,812
17,536	Nuveen Municipal Credit Opportunities Fund	223,058
19,911	Nuveen Municipal High Income Opportunity Fund	274,175
34,011	Nuveen Municipal Value Fund, Inc.	378,202
27,248	Nuveen Quality Municipal Income Fund	409,537
21,302	Western Asset Intermediate Muni Fund, Inc.	193,209
3,998	Western Asset Municipal Defined Opportunity Trust, Inc.	81,639
8,408	Western Asset Municipal High Income Fund, Inc.	61,967
19,423	Western Asset Municipal Partners Fund, Inc.	285,518
	Total Closed-End Funds — 95.9%	8,554,545
	(Cost $8,518,453)

	Exchange-Traded Funds — 2.8%
	Capital Markets — 2.8%
4,092	VanEck Vectors High-Yield Muni ETF	249,203
	(Cost $264,851)

	Total Investments — 98.7%	8,803,748
	(Cost $8,783,304) (a)
	Net Other Assets andLiabilities — 1.3%	112,448
	Net Assets — 100.0%	$8,916,196

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $175,448 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $155,004. The net unrealized appreciation was $20,444.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$8,554,545	$—	$—
Exchange-Traded Funds*	249,203	—	—
Total Investments	$8,803,748	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 2.6%
384	Boeing (The) Co.	$80,912
465	General Dynamics Corp.	69,448
169	Lockheed Martin Corp.	61,685
1,111	Raytheon Technologies Corp.	79,681
		291,726

	Air Freight & Logistics — 1.3%
256	FedEx Corp.	73,365
387	United Parcel Service, Inc., Class B	66,204
		139,569

	Airlines — 0.8%
1,743	Alaska Air Group, Inc.	88,841

	Automobiles — 1.7%
9,707	Ford Motor Co.	88,139
2,196	General Motors Co.	96,273
		184,412

	Banks — 3.5%
2,676	Bank of America Corp.	75,356
1,492	Citigroup, Inc.	82,164
669	JPMorgan Chase & Co.	78,862
1,798	U.S. Bancorp	77,692
2,728	Wells Fargo & Co.	74,611
		388,685

	Beverages — 2.0%
1,315	Coca-Cola (The) Co.	67,854
1,934	Molson Coors Beverage Co., Class B	88,964
469	PepsiCo, Inc.	67,644
		224,462

	Biotechnology — 2.3%
740	AbbVie, Inc.	77,389
257	Amgen, Inc.	57,065
230	Biogen, Inc. (a)	55,239
1,033	Gilead Sciences, Inc.	62,672
		252,365

	Capital Markets — 3.6%
1,888	Bank of New York Mellon (The) Corp.	73,858
115	BlackRock, Inc.	80,310
322	Goldman Sachs Group (The), Inc.	74,247
5,612	Invesco Ltd.	91,083
1,336	Morgan Stanley	82,605
		402,103

	Chemicals — 2.9%
728	Albemarle Corp.	98,986
1,367	Dow, Inc.	72,465
1,162	DuPont de Nemours, Inc.	73,717
3,509	Mosaic (The) Co.	77,058
		322,226

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 2.0%
1,650	Cisco Systems, Inc.	$70,983
526	F5 Networks, Inc. (a)	85,638
3,015	Juniper Networks, Inc.	65,637
		222,258

	Consumer Finance — 1.4%
644	American Express Co.	76,372
893	Capital One Financial Corp.	76,476
		152,848

	Containers & Packaging — 1.4%
504	Avery Dennison Corp.	75,268
1,854	WestRock Co.	78,257
		153,525

	Diversified Financial Services — 0.6%
305	Berkshire Hathaway, Inc., Class B (a)	69,817

	Diversified Telecommunication Services — 1.8%
2,274	AT&T, Inc.	65,377
6,360	CenturyLink, Inc.	66,462
1,092	Verizon Communications, Inc.	65,968
		197,807

	Electric Utilities — 3.8%
743	Duke Energy Corp.	68,846
1,810	Exelon Corp.	74,337
939	NextEra Energy, Inc.	69,101
2,114	NRG Energy, Inc.	69,234
871	Pinnacle West Capital Corp.	71,291
1,201	Southern (The) Co.	71,880
		424,689

	Electrical Equipment — 0.7%
980	Emerson Electric Co.	75,284

	Electronic Equipment, Instruments & Components — 1.6%
380	IPG Photonics Corp. (a)	78,664
257	Zebra Technologies Corp., Class A (a)	97,254
		175,918

	Energy Equipment & Services — 0.8%
4,095	Schlumberger N.V.	85,135

	Entertainment — 2.0%
1,194	Live Nation Entertainment, Inc. (a)	78,386
130	Netflix, Inc. (a)	63,791
521	Walt Disney (The) Co.	77,113
		219,290

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 4.0%
269	American Tower Corp.	$62,193
804	Boston Properties, Inc.	78,921
5,969	Host Hotels & Resorts, Inc.	83,745
2,404	Iron Mountain, Inc.	66,110
998	Simon Property Group, Inc.	82,405
1,986	UDR, Inc.	76,401
		449,775

	Food & Staples Retailing — 1.9%
183	Costco Wholesale Corp.	71,694
1,797	Walgreens Boots Alliance, Inc.	68,304
461	Walmart, Inc.	70,436
		210,434

	Food Products — 1.2%
2,168	Kraft Heinz (The) Co.	71,414
1,133	Mondelez International, Inc., Class A	65,091
		136,505

	Health Care Equipment & Supplies — 2.5%
599	Abbott Laboratories	64,824
303	Danaher Corp.	68,063
1,477	DENTSPLY SIRONA, Inc.	75,165
622	Medtronic PLC	70,721
		278,773

	Health Care Providers & Services — 3.4%
1,104	CVS Health Corp.	74,840
756	DaVita, Inc. (a)	83,046
1,093	Henry Schein, Inc. (a)	70,291
208	UnitedHealth Group, Inc.	69,959
602	Universal Health Services, Inc., Class B	78,609
		376,745

	Hotels, Restaurants & Leisure — 1.2%
294	McDonald’s Corp.	63,927
754	Starbucks Corp.	73,907
		137,834

	Household Durables — 2.1%
1,565	Leggett & Platt, Inc.	67,451
666	Mohawk Industries, Inc. (a)	83,803
3,735	Newell Brands, Inc.	79,406
		230,660

	Household Products — 1.2%
842	Colgate-Palmolive Co.	72,109
466	Procter & Gamble (The) Co.	64,713
		136,822

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 2.3%
404	3M Co.	$69,783
10,381	General Electric Co.	105,678
391	Honeywell International, Inc.	79,733
		255,194

	Insurance — 2.2%
688	Allstate (The) Corp.	70,417
2,331	American International Group, Inc.	89,604
1,733	MetLife, Inc.	80,012
		240,033

	Interactive Media & Services — 1.3%
44	Alphabet, Inc., Class A (a)	77,194
247	Facebook, Inc., Class A (a)	68,411
		145,605

	Internet & Direct Marketing Retail — 1.3%
20	Amazon.com, Inc. (a)	63,361
38	Booking Holdings, Inc. (a)	77,081
		140,442

	IT Services — 5.6%
286	Accenture PLC, Class A	71,240
514	Gartner, Inc. (a)	78,128
531	International Business Machines Corp.	65,589
398	Jack Henry & Associates, Inc.	64,022
717	Leidos Holdings, Inc.	72,202
191	Mastercard, Inc., Class A	64,273
330	PayPal Holdings, Inc. (a)	70,660
324	Visa, Inc., Class A	68,153
2,999	Western Union (The) Co.	67,658
		621,925

	Life Sciences Tools & Services — 0.6%
147	Thermo Fisher Scientific, Inc.	68,352

	Machinery — 1.4%
433	Caterpillar, Inc.	75,164
2,357	Flowserve Corp.	80,327
		155,491

	Media — 4.9%
104	Charter Communications, Inc., Class A (a)	67,807
1,397	Comcast Corp., Class A	70,185
2,975	Discovery, Inc., Class A (a)	80,057
2,211	DISH Network Corp., Class A (a)	79,309
3,877	Interpublic Group of Cos. (The), Inc.	86,380
4,689	News Corp., Class B	83,511

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
1,305	Omnicom Group, Inc.	$82,215
		549,464

	Multiline Retail — 0.7%
411	Target Corp.	73,787

	Multi-Utilities — 0.6%
2,925	NiSource, Inc.	70,785

	Oil, Gas & Consumable Fuels — 3.6%
897	Chevron Corp.	78,200
1,958	ConocoPhillips	77,459
1,873	Exxon Mobil Corp.	71,418
5,164	Kinder Morgan, Inc.	74,258
6,391	Occidental Petroleum Corp.	100,722
		402,057

	Pharmaceuticals — 4.2%
1,077	Bristol-Myers Squibb Co.	67,205
440	Eli Lilly and Co.	64,086
436	Johnson & Johnson	63,081
783	Merck & Co., Inc.	62,945
1,402	Perrigo Co. PLC	67,604
1,768	Pfizer, Inc.	67,732
4,573	Viatris, Inc. (a)	76,918
		469,571

	Professional Services — 0.7%
4,532	Nielsen Holdings PLC	73,282

	Road & Rail — 0.6%
325	Union Pacific Corp.	66,326

	Semiconductors & Semiconductor Equipment — 4.0%
1,248	Intel Corp.	60,341
120	NVIDIA Corp.	64,327
503	Qorvo, Inc. (a)	78,810
550	QUALCOMM, Inc.	80,943
817	Teradyne, Inc.	90,148
454	Texas Instruments, Inc.	73,208
		447,777

	Software — 3.0%
132	Adobe, Inc. (a)	63,158
309	Microsoft Corp.	66,148
1,082	Oracle Corp.	62,453
258	salesforce.com, Inc. (a)	63,416
186	Tyler Technologies, Inc. (a)	79,534
		334,709

	Specialty Retail — 1.8%
3,761	Gap (The), Inc.	78,830
234	Home Depot (The), Inc.	64,914

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
391	Lowe’s Cos., Inc.	$60,926
		204,670

	Technology Hardware, Storage & Peripherals — 3.4%
559	Apple, Inc.	66,549
6,836	Hewlett Packard Enterprise Co.	75,469
1,467	NetApp, Inc.	78,206
1,310	Seagate Technology PLC	77,041
1,734	Western Digital Corp.	77,822
		375,087

	Textiles, Apparel & Luxury Goods — 1.9%
4,099	Hanesbrands, Inc.	58,206
514	NIKE, Inc., Class B	69,236
955	Ralph Lauren Corp.	81,891
		209,333

	Tobacco — 1.2%
1,677	Altria Group, Inc.	66,795
864	Philip Morris International, Inc.	65,448
		132,243
	Total Common Stocks — 99.6%	11,064,641
	(Cost $10,233,890)

	Money Market Funds — 0.2%
25,894	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	25,894
	(Cost $25,894)

	Total Investments — 99.8%	11,090,535
	(Cost $10,259,784) (c)
	Net Other Assets and Liabilities — 0.2%	20,605
	Net Assets — 100.0%	$11,111,140

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,460,493 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $629,742. The net unrealized appreciation was $830,751.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,064,641	$—	$—
Money Market Funds	25,894	—	—
Total Investments	$11,090,535	$—	$—

* See Portfolio of Investments for industry breakout.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 2.6%
458	Boeing (The) Co.	$96,505
556	General Dynamics Corp.	83,039
201	Lockheed Martin Corp.	73,365
1,328	Raytheon Technologies Corp.	95,244
		348,153

	Air Freight & Logistics — 1.3%
305	FedEx Corp.	87,407
462	United Parcel Service, Inc., Class B	79,034
		166,441

	Airlines — 0.8%
2,077	Alaska Air Group, Inc.	105,865

	Automobiles — 1.7%
11,556	Ford Motor Co.	104,928
2,615	General Motors Co.	114,642
		219,570

	Banks — 3.5%
3,190	Bank of America Corp.	89,830
1,781	Citigroup, Inc.	98,080
799	JPMorgan Chase & Co.	94,186
2,145	U.S. Bancorp	92,686
3,255	Wells Fargo & Co.	89,024
		463,806

	Beverages — 2.0%
1,570	Coca-Cola (The) Co.	81,012
2,309	Molson Coors Beverage Co., Class B	106,214
560	PepsiCo, Inc.	80,769
		267,995

	Biotechnology — 2.3%
883	AbbVie, Inc.	92,344
306	Amgen, Inc.	67,944
275	Biogen, Inc. (a)	66,047
1,233	Gilead Sciences, Inc.	74,806
		301,141

	Capital Markets — 3.6%
2,255	Bank of New York Mellon (The) Corp.	88,216
136	BlackRock, Inc.	94,976
383	Goldman Sachs Group (The), Inc.	88,312
6,693	Invesco Ltd.	108,627
1,593	Morgan Stanley	98,495
		478,626

	Chemicals — 2.9%
867	Albemarle Corp.	117,886
1,628	Dow, Inc.	86,300
1,389	DuPont de Nemours, Inc.	88,118
4,181	Mosaic (The) Co.	91,815
		384,119

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment — 2.0%
1,967	Cisco Systems, Inc.	$84,620
627	F5 Networks, Inc. (a)	102,082
3,598	Juniper Networks, Inc.	78,329
		265,031

	Consumer Finance — 1.4%
768	American Express Co.	91,077
1,067	Capital One Financial Corp.	91,378
		182,455

	Containers & Packaging — 1.4%
603	Avery Dennison Corp.	90,052
2,210	WestRock Co.	93,284
		183,336

	Diversified Financial Services — 0.6%
364	Berkshire Hathaway, Inc., Class B (a)	83,323

	Diversified Telecommunication Services — 1.8%
2,712	AT&T, Inc.	77,970
7,580	CenturyLink, Inc.	79,211
1,301	Verizon Communications, Inc.	78,594
		235,775

	Electric Utilities — 3.8%
885	Duke Energy Corp.	82,004
2,159	Exelon Corp.	88,670
1,120	NextEra Energy, Inc.	82,421
2,521	NRG Energy, Inc.	82,563
1,038	Pinnacle West Capital Corp.	84,960
1,432	Southern (The) Co.	85,705
		506,323

	Electrical Equipment — 0.7%
1,169	Emerson Electric Co.	89,803

	Electronic Equipment, Instruments & Components — 1.6%
453	IPG Photonics Corp. (a)	93,776
306	Zebra Technologies Corp., Class A (a)	115,796
		209,572

	Energy Equipment & Services — 0.8%
4,907	Schlumberger N.V.	102,017

	Entertainment — 2.0%
1,423	Live Nation Entertainment, Inc. (a)	93,420
156	Netflix, Inc. (a)	76,549
622	Walt Disney (The) Co.	92,062
		262,031

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 4.0%
322	American Tower Corp.	$74,446
959	Boston Properties, Inc.	94,135
7,098	Host Hotels & Resorts, Inc.	99,585
2,864	Iron Mountain, Inc.	78,760
1,191	Simon Property Group, Inc.	98,341
2,367	UDR, Inc.	91,059
		536,326

	Food & Staples Retailing — 1.9%
218	Costco Wholesale Corp.	85,406
2,142	Walgreens Boots Alliance, Inc.	81,417
549	Walmart, Inc.	83,882
		250,705

	Food Products — 1.2%
2,587	Kraft Heinz (The) Co.	85,216
1,352	Mondelez International, Inc., Class A	77,672
		162,888

	Health Care Equipment & Supplies — 2.5%
714	Abbott Laboratories	77,269
360	Danaher Corp.	80,867
1,763	DENTSPLY SIRONA, Inc.	89,719
742	Medtronic PLC	84,365
		332,220

	Health Care Providers & Services — 3.4%
1,315	CVS Health Corp.	89,144
902	DaVita, Inc. (a)	99,085
1,304	Henry Schein, Inc. (a)	83,860
248	UnitedHealth Group, Inc.	83,412
719	Universal Health Services, Inc., Class B	93,887
		449,388

	Hotels, Restaurants & Leisure — 1.2%
351	McDonald’s Corp.	76,322
899	Starbucks Corp.	88,120
		164,442

	Household Durables — 2.1%
1,865	Leggett & Platt, Inc.	80,382
792	Mohawk Industries, Inc. (a)	99,657
4,453	Newell Brands, Inc.	94,671
		274,710

	Household Products — 1.2%
1,005	Colgate-Palmolive Co.	86,068
556	Procter & Gamble (The) Co.	77,212
		163,280

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 2.3%
482	3M Co.	$83,256
12,377	General Electric Co.	125,998
467	Honeywell International, Inc.	95,230
		304,484

	Insurance — 2.2%
820	Allstate (The) Corp.	83,927
2,783	American International Group, Inc.	106,978
2,068	MetLife, Inc.	95,480
		286,385

	Interactive Media & Services — 1.3%
53	Alphabet, Inc., Class A (a)	92,983
293	Facebook, Inc., Class A (a)	81,153
		174,136

	Internet & Direct Marketing Retail — 1.3%
24	Amazon.com, Inc. (a)	76,033
45	Booking Holdings, Inc. (a)	91,280
		167,313

	IT Services — 5.6%
341	Accenture PLC, Class A	84,940
612	Gartner, Inc. (a)	93,024
633	International Business Machines Corp.	78,188
475	Jack Henry & Associates, Inc.	76,408
856	Leidos Holdings, Inc.	86,199
227	Mastercard, Inc., Class A	76,388
394	PayPal Holdings, Inc. (a)	84,363
385	Visa, Inc., Class A	80,985
3,580	Western Union (The) Co.	80,765
		741,260

	Life Sciences Tools & Services — 0.6%
175	Thermo Fisher Scientific, Inc.	81,372

	Machinery — 1.4%
517	Caterpillar, Inc.	89,746
2,809	Flowserve Corp.	95,731
		185,477

	Media — 4.9%
124	Charter Communications, Inc., Class A (a)	80,847
1,668	Comcast Corp., Class A	83,800
3,548	Discovery, Inc., Class A (a)	95,477
2,636	DISH Network Corp., Class A (a)	94,553
4,632	Interpublic Group of Cos. (The), Inc.	103,201
5,574	News Corp., Class B	99,273
1,558	Omnicom Group, Inc.	98,154
		655,305

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail — 0.7%
489	Target Corp.	$87,790

	Multi-Utilities — 0.6%
3,487	NiSource, Inc.	84,385

	Oil, Gas & Consumable Fuels — 3.6%
1,071	Chevron Corp.	93,370
2,335	ConocoPhillips	92,372
2,236	Exxon Mobil Corp.	85,259
6,164	Kinder Morgan, Inc.	88,638
7,621	Occidental Petroleum Corp.	120,107
		479,746

	Pharmaceuticals — 4.2%
1,283	Bristol-Myers Squibb Co.	80,059
525	Eli Lilly and Co.	76,466
521	Johnson & Johnson	75,379
934	Merck & Co., Inc.	75,084
1,672	Perrigo Co. PLC	80,624
2,110	Pfizer, Inc.	80,834
5,455	Viatris, Inc. (a)	91,753
		560,199

	Professional Services — 0.7%
5,411	Nielsen Holdings PLC	87,496

	Road & Rail — 0.6%
387	Union Pacific Corp.	78,979

	Semiconductors & Semiconductor Equipment — 4.0%
1,489	Intel Corp.	71,993
143	NVIDIA Corp.	76,657
602	Qorvo, Inc. (a)	94,321
656	QUALCOMM, Inc.	96,544
974	Teradyne, Inc.	107,471
542	Texas Instruments, Inc.	87,397
		534,383

	Software — 3.0%
158	Adobe, Inc. (a)	75,598
368	Microsoft Corp.	78,778
1,292	Oracle Corp.	74,574
308	salesforce.com, Inc. (a)	75,706
221	Tyler Technologies, Inc. (a)	94,500
		399,156

	Specialty Retail — 1.8%
4,469	Gap (The), Inc.	93,670
278	Home Depot (The), Inc.	77,120
465	Lowe’s Cos., Inc.	72,457
		243,247

	Technology Hardware, Storage & Peripherals — 3.4%
666	Apple, Inc.	79,287

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
8,153	Hewlett Packard Enterprise Co.	$90,009
1,750	NetApp, Inc.	93,293
1,561	Seagate Technology PLC	91,802
2,077	Western Digital Corp.	93,216
		447,607

	Textiles, Apparel & Luxury Goods — 1.9%
4,895	Hanesbrands, Inc.	69,509
612	NIKE, Inc., Class B	82,436
1,136	Ralph Lauren Corp.	97,412
		249,357

	Tobacco — 1.2%
2,003	Altria Group, Inc.	79,780
1,031	Philip Morris International, Inc.	78,098
		157,878
	Total Common Stocks — 99.6%	13,195,296
	(Cost $12,137,939)

	Money Market Funds — 0.2%
33,333	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	33,333
	(Cost $33,333)

	Total Investments — 99.8%	13,228,629
	(Cost $12,171,272) (c)
	Net Other Assets and Liabilities — 0.2%	23,372
	Net Assets — 100.0%	$13,252,001

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,762,795 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $705,438. The net unrealized appreciation was $1,057,357.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,195,296	$—	$—
Money Market Funds	33,333	—	—
Total Investments	$13,228,629	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Subsequent Events

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”) has approved a transaction to combine the EquityCompass Tactical Risk Manager ETF (“TERM”), an actively managed exchange-traded fund that seeks to provide exposure to U.S.-listed equity securities and to avoid large, prolonged market losses and reduce volatility, with EquityCompass Risk Manager ETF (“ERM”), an actively managed exchange-traded fund that seeks to provide exposure to U.S.-listed equity securities and to avoid large, prolonged market losses and reduce volatility. Pursuant to this transaction, TERM shareholders will become shareholders of ERM.

In order for the transaction to occur, the shareholders of TERM and ERM must approve the transaction. If approved, shares of TERM would be exchanged, on what is expected to be a tax-free basis for federal income tax purposes, for shares of ERM with an equal aggregate net asset value, and TERM shareholders will become shareholders of ERM.

A joint special meeting of shareholders of TERM and ERM for the purpose of voting on proposals for the transaction will be held. If the required approvals are obtained, it is anticipated that the transaction will be consummated shortly after the joint special shareholder meeting.

The Funds will continue sales and redemptions of shares as described in the Funds’ prospectuses. Holders of shares of TERM purchased after the record date set for the special meeting of shareholders will not be entitled to vote those shares at the special meeting.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 35.7%

$264,230,000	U.S. Treasury Bond	1.63%	11/15/50	$267,698,019
7,761,611	U.S. Treasury Inflation Indexed Bond (a)	0.25%	02/15/50	9,228,567
15,604,425	U.S. Treasury Inflation Indexed Note (a)	0.13%	07/15/30	17,302,439
366,710,000	U.S. Treasury Note	0.13%	09/30/22	366,609,727
222,140,000	U.S. Treasury Note	0.13%	10/31/22	222,070,581
126,585,000	U.S. Treasury Note	0.13%	11/30/22	126,530,608
106,820,000	U.S. Treasury Note	0.25%	10/31/25	106,294,245
430,891,000	U.S. Treasury Note	0.38%	11/30/25	431,244,464
60,015,000	U.S. Treasury Note	0.88%	11/15/30	60,216,613
	Total U.S. Government Bonds and Notes			1,607,195,263
	(Cost $1,600,501,600)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 29.2%
	Collateralized Mortgage Obligations — 0.4%
	Federal Home Loan Mortgage Corporation
255,540	Series 2017-4656, Class EZ	4.00%	02/15/47	295,719
	Federal National Mortgage Association
3,394,291	Series 2012-20, Class ZT	3.50%	03/25/42	3,712,623
3,010,699	Series 2012-84, Class VZ	3.50%	08/25/42	3,305,454
807,778	Series 2018-38, Class PA	3.50%	06/25/47	845,856
1,935,251	Series 2018-43, Class CT	3.00%	06/25/48	2,023,499
862,208	Series 2018-86, Class JA	4.00%	05/25/47	893,648
328,673	Series 2018-94, Class KD	3.50%	12/25/48	346,645
382,660	Series 2019-1, Class KP	3.25%	02/25/49	400,719
485,303	Series 2019-20, Class BA	3.50%	02/25/48	504,767
183,374	Series 2019-52, Class PA	3.00%	09/25/49	190,783
	Government National Mortgage Association
428,242	Series 2018-115, Class DE	3.50%	08/20/48	456,243
431,256	Series 2018-124, Class NW	3.50%	09/20/48	462,412
1,875,278	Series 2019-12, Class QA	3.50%	09/20/48	1,975,685
270,495	Series 2019-71, Class PT	3.00%	06/20/49	280,739
1,975,938	Series 2019-119, Class JE	3.00%	09/20/49	2,044,040
				17,738,832
	Commercial Mortgage-Backed Securities — 0.6%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
3,800,000	Series 2018-K158, Class A3	3.90%	10/25/33	4,700,869
18,000,000	Series 2019-K1510, Class A3	3.79%	01/25/34	22,099,327
	Federal National Mortgage Association
4,711,476	Series 2020-M10, Class X1, IO (b)	1.92%	12/25/30	621,137
				27,421,333
	Pass-through Securities — 28.2%
	Federal Home Loan Mortgage Corporation
151,255	Pool C91981	3.00%	02/01/38	158,090
105,686	Pool G07961	3.50%	03/01/45	114,554
109,217	Pool G08692	3.00%	02/01/46	114,655
3,232,466	Pool G08715	3.00%	08/01/46	3,390,940
64,342	Pool G08721	3.00%	09/01/46	67,478
740,285	Pool G08726	3.00%	10/01/46	776,358

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,759,760	Pool G08732	3.00%	11/01/46	$1,856,060
245,113	Pool G08738	3.50%	12/01/46	261,150
439,110	Pool G08741	3.00%	01/01/47	461,089
291,601	Pool G08747	3.00%	02/01/47	307,687
240,779	Pool G08748	3.50%	02/01/47	256,294
947,156	Pool G08750	3.00%	03/01/47	991,840
300,970	Pool G08766	3.50%	06/01/47	319,051
803,008	Pool G08788	3.50%	11/01/47	850,129
2,588,648	Pool G08792	3.50%	12/01/47	2,740,273
370,420	Pool G08800	3.50%	02/01/48	392,375
629,583	Pool G08816	3.50%	06/01/48	663,807
173,135	Pool G08833	5.00%	07/01/48	192,276
30,137	Pool G08838	5.00%	09/01/48	33,441
577,465	Pool G08843	4.50%	10/01/48	628,003
132,044	Pool G08844	5.00%	10/01/48	146,359
366,020	Pool G08849	5.00%	11/01/48	405,540
716,087	Pool G16085	2.50%	02/01/32	759,397
482,660	Pool G16350	2.50%	10/01/32	512,260
654,154	Pool G16396	3.50%	02/01/33	699,127
1,814,640	Pool G16524	3.50%	05/01/33	1,955,380
220,690	Pool G18670	3.00%	12/01/32	231,599
67,946	Pool G18691	3.00%	06/01/33	71,226
218,420	Pool G18713	3.50%	11/01/33	231,670
2,386,713	Pool G60038	3.50%	01/01/44	2,589,684
615,601	Pool G60080	3.50%	06/01/45	672,291
1,293,235	Pool G60344	4.00%	12/01/45	1,427,675
402,366	Pool G60440	3.50%	03/01/46	436,166
1,329,701	Pool G60582	3.50%	05/01/46	1,445,896
1,091,218	Pool G60658	3.50%	07/01/46	1,201,717
641,819	Pool G61556	3.50%	08/01/48	697,530
3,744,248	Pool G61748	3.50%	11/01/48	4,086,891
1,194,998	Pool G67700	3.50%	08/01/46	1,303,530
2,709,817	Pool G67703	3.50%	04/01/47	2,958,403
10,454,628	Pool G67706	3.50%	12/01/47	11,392,416
2,276,904	Pool G67707	3.50%	01/01/48	2,510,695
14,565,236	Pool G67708	3.50%	03/01/48	15,806,947
2,577,141	Pool G67709	3.50%	03/01/48	2,812,971
2,280,855	Pool G67710	3.50%	03/01/48	2,456,597
3,324,263	Pool G67714	4.00%	07/01/48	3,669,809
4,575,054	Pool G67717	4.00%	11/01/48	5,026,433
7,982,588	Pool G67718	4.00%	01/01/49	8,690,780
251,102	Pool Q44452	3.00%	11/01/46	263,261
531,791	Pool Q50135	3.50%	08/01/47	563,367
13,437,517	Pool QA7837	3.50%	03/01/50	14,718,857
3,943,649	Pool RE6029	3.00%	02/01/50	4,033,627
7,506,509	Pool SD7511	3.50%	01/01/50	8,118,534
20,206,939	Pool SD7513	3.50%	04/01/50	21,916,536
459,903	Pool U90772	3.50%	01/01/43	500,707
592,616	Pool U99114	3.50%	02/01/44	644,796
1,324,459	Pool ZA4692	3.50%	06/01/46	1,430,652
590,306	Pool ZM0063	4.00%	08/01/45	643,845
31,872,469	Pool ZM1779	3.00%	09/01/46	33,546,105

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$7,113,065	Pool ZS4667	3.00%	06/01/46	$7,465,847
11,308,691	Pool ZS4688	3.00%	11/01/46	11,924,939
22,303,116	Pool ZS4735	3.50%	09/01/47	23,619,248
634,299	Pool ZS8602	3.00%	03/01/31	665,795
1,061,561	Pool ZS9844	3.50%	07/01/46	1,146,795
3,353,173	Pool ZT0277	3.50%	10/01/46	3,620,786
1,328,771	Pool ZT0531	3.50%	04/01/47	1,450,258
1,415,401	Pool ZT0536	3.50%	03/01/48	1,535,633
4,183,224	Pool ZT0537	3.50%	03/01/48	4,564,745
823,270	Pool ZT0542	4.00%	07/01/48	908,648
221,553	Pool ZT1403	3.50%	11/01/33	235,207
2,638,127	Pool ZT1703	4.00%	01/01/49	2,871,541
	Federal National Mortgage Association
5,103,693	Pool AL8825	3.50%	06/01/46	5,549,500
111,980	Pool AM5673	3.65%	04/01/23	118,121
114,226	Pool AM7122	3.61%	11/01/34	136,057
117,749	Pool AN2786	2.76%	09/01/36	129,577
2,398,119	Pool AS0225	4.00%	08/01/43	2,622,872
2,663,615	Pool AS3134	3.50%	08/01/44	2,860,069
682,823	Pool AS6620	3.50%	02/01/46	735,500
216,909	Pool AS9334	3.00%	03/01/32	227,152
231,537	Pool AS9749	4.00%	06/01/47	248,713
199,437	Pool BD7081	4.00%	03/01/47	214,722
15,727,979	Pool BE3774	4.00%	07/01/47	16,924,910
2,025,456	Pool BJ2692	3.50%	04/01/48	2,143,851
2,120,000	Pool BL6060	2.46%	04/01/40	2,213,306
1,717,879	Pool BM1903	3.50%	08/01/47	1,858,668
616,799	Pool BM2000	3.50%	05/01/47	654,871
1,619,555	Pool BM3260	3.50%	01/01/48	1,744,412
837,109	Pool BM4299	3.00%	03/01/30	875,709
809,804	Pool BM4304	3.00%	02/01/30	847,129
1,452,823	Pool BM4472	3.50%	07/01/48	1,585,325
3,592,541	Pool BM5585	3.00%	11/01/48	3,798,358
1,868,605	Pool CA0854	3.50%	12/01/47	2,031,304
842,994	Pool CA0907	3.50%	12/01/47	916,314
759,144	Pool CA0996	3.50%	01/01/48	825,108
5,708,399	Pool CA1182	3.50%	02/01/48	6,203,956
1,394,121	Pool CA1187	3.50%	02/01/48	1,478,999
871,030	Pool CA1710	4.50%	05/01/48	946,048
593,105	Pool CA1711	4.50%	05/01/48	645,333
375,897	Pool CA2208	4.50%	08/01/48	408,370
880,153	Pool CA2327	4.00%	09/01/48	977,399
5,992,874	Pool CA3633	3.50%	06/01/49	6,475,278
7,033,896	Pool FM2870	3.00%	03/01/50	7,555,310
495,007	Pool MA1146	4.00%	08/01/42	541,450
753,534	Pool MA1373	3.50%	03/01/43	819,531
825,903	Pool MA2077	3.50%	11/01/34	890,991
215,040	Pool MA2145	4.00%	01/01/45	236,401
1,046,608	Pool MA2670	3.00%	07/01/46	1,100,948
965,152	Pool MA2806	3.00%	11/01/46	1,015,896

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$29,641	Pool MA2896	3.50%	02/01/47	$31,479
1,144,179	Pool MA3057	3.50%	07/01/47	1,211,045
507,949	Pool MA3088	4.00%	08/01/47	546,122
1,121,822	Pool MA3210	3.50%	12/01/47	1,187,153
12,379,969	Pool MA3238	3.50%	01/01/48	13,083,309
1,095,476	Pool MA3239	4.00%	01/01/48	1,178,837
543,909	Pool MA3276	3.50%	02/01/48	574,985
1,577,634	Pool MA3332	3.50%	04/01/48	1,667,274
402,307	Pool MA3336	3.50%	04/01/38	426,162
283,479	Pool MA3410	3.50%	07/01/33	300,648
492,052	Pool MA3537	4.50%	12/01/48	533,779
2,565,118	Pool MA3846	3.00%	11/01/49	2,633,745
14,558,237	Pool MA4093	2.00%	08/01/40	15,158,447
9,846,791	Pool MA4128	2.00%	09/01/40	10,241,868
10,092,893	Pool MA4152	2.00%	10/01/40	10,509,003
5,331,775	Pool MA4176	2.00%	11/01/40	5,543,901
18,425,000	Pool TBA (c)	1.50%	12/15/35	18,894,981
56,425,000	Pool TBA (c)	2.00%	12/15/35	58,752,531
213,710,000	Pool TBA (c)	2.00%	12/15/50	221,975,724
45,825,000	Pool TBA (c)	2.50%	12/15/50	48,019,836
199,825,000	Pool TBA (c)	2.00%	01/15/51	207,165,751
82,200,000	Pool TBA (c)	2.50%	01/15/51	85,977,472
	Government National Mortgage Association
331,057	Pool MA1157	3.50%	07/20/43	360,068
1,224,376	Pool MA2825	3.00%	05/20/45	1,306,682
426,845	Pool MA3521	3.50%	03/20/46	458,808
18,559,161	Pool MA3662	3.00%	05/20/46	19,737,373
1,671,500	Pool MA3663	3.50%	05/20/46	1,802,977
1,132,553	Pool MA3735	3.00%	06/20/46	1,204,287
22,832,311	Pool MA3937	3.50%	09/20/46	24,533,435
316,309	Pool MA4069	3.50%	11/20/46	340,110
177,757	Pool MA4195	3.00%	01/20/47	189,032
219,808	Pool MA4196	3.50%	01/20/47	235,804
1,009,499	Pool MA4261	3.00%	02/20/47	1,072,995
286,107	Pool MA4262	3.50%	02/20/47	307,925
8,114,526	Pool MA4322	4.00%	03/20/47	8,762,873
8,067,949	Pool MA4382	3.50%	04/20/47	8,648,979
95,307	Pool MA4453	4.50%	05/20/47	104,056
104,591	Pool MA4586	3.50%	07/20/47	112,739
687,574	Pool MA4588	4.50%	07/20/47	751,781
1,704,781	Pool MA4651	3.00%	08/20/47	1,807,083
2,661,956	Pool MA4652	3.50%	08/20/47	2,850,432
955,878	Pool MA4719	3.50%	09/20/47	1,029,263
110,364	Pool MA4722	5.00%	09/20/47	122,761
88,016	Pool MA4777	3.00%	10/20/47	93,224
2,376,536	Pool MA4778	3.50%	10/20/47	2,546,851
2,126,413	Pool MA4836	3.00%	11/20/47	2,252,817
2,340,003	Pool MA4837	3.50%	11/20/47	2,506,518
818,361	Pool MA4838	4.00%	11/20/47	883,972
134,629	Pool MA4901	4.00%	12/20/47	145,840
556,941	Pool MA4961	3.00%	01/20/48	590,109
846,976	Pool MA4962	3.50%	01/20/48	907,425

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$1,273,507	Pool MA4963	4.00%	01/20/48	$1,369,683
692,749	Pool MA5078	4.00%	03/20/48	746,065
1,608,940	Pool MA5136	3.50%	04/20/48	1,722,429
1,479,915	Pool MA5399	4.50%	08/20/48	1,607,257
549,661	Pool MA5466	4.00%	09/20/48	590,609
158,096	Pool MA5467	4.50%	09/20/48	172,333
479,908	Pool MA5597	5.00%	11/20/48	525,749
1,388,253	Pool MA5976	3.50%	06/20/49	1,444,952
249,374	Pool MA6030	3.50%	07/20/49	259,559
1,180,860	Pool MA6080	3.00%	08/20/49	1,216,743
33,225,000	Pool TBA (c)	2.00%	12/15/50	34,761,836
31,900,000	Pool TBA (c)	2.50%	12/15/50	33,618,536
52,600,000	Pool TBA (c)	2.00%	01/15/51	54,909,754
27,650,000	Pool TBA (c)	2.50%	01/15/51	29,075,853
				1,267,023,355
	Total U.S. Government Agency Mortgage-Backed Securities			1,312,183,520
	(Cost $1,298,475,703)

CORPORATE BONDS AND NOTES — 17.2%
	Aerospace/Defense — 0.1%
143,000	BAE Systems Holdings, Inc. (d)	3.85%	12/15/25	162,140
1,705,000	Northrop Grumman Corp.	5.25%	05/01/50	2,581,713
				2,743,853
	Agriculture — 0.2%
2,650,000	BAT Capital Corp.	2.73%	03/25/31	2,727,195
280,000	BAT Capital Corp.	4.39%	08/15/37	315,593
545,000	BAT Capital Corp.	4.54%	08/15/47	616,593
1,010,000	Reynolds American, Inc.	5.70%	08/15/35	1,282,929
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	4,792,686
				9,734,996
	Airlines — 0.5%
1,015,576	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	866,502
118,029	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	115,853
4,046,847	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,988,281
778,164	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	777,881
123,284	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1	6.72%	01/02/23	124,543
5,000,000	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	4,974,002
9,000,000	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	9,609,847
456,283	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	452,199
				20,909,108
	Auto Manufacturers — 0.7%
1,440,000	Daimler Finance North America LLC (d)	2.20%	10/30/21	1,462,453
1,965,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (d) (e)	1.12%	02/15/22	1,978,338
2,000,000	Ford Motor Credit Co. LLC	5.09%	01/07/21	2,010,000
4,190,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	4,202,465
1,020,000	Ford Motor Credit Co. LLC	5.75%	02/01/21	1,027,012

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$3,135,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (e)	1.04%	04/05/21	$3,119,133
285,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (e)	1.10%	10/12/21	280,315
1,585,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	1,607,190
2,916,000	Ford Motor Credit Co. LLC	5.60%	01/07/22	3,007,125
2,285,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	2,296,425
390,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (e)	1.50%	03/28/22	384,710
705,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	710,287
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (e)	1.30%	08/03/22	145,899
655,000	Ford Motor Credit Co. LLC	4.25%	09/20/22	672,325
1,822,000	General Motors Financial Co., Inc.	3.20%	07/06/21	1,844,812
2,360,000	General Motors Financial Co., Inc.	4.38%	09/25/21	2,427,880
2,140,000	General Motors Financial Co., Inc.	4.20%	11/06/21	2,210,543
760,000	General Motors Financial Co., Inc.	3.45%	04/10/22	783,564
2,095,000	General Motors Financial Co., Inc.	3.15%	06/30/22	2,165,711
				32,336,187
	Banks — 1.7%
180,000	Bank of America Corp. (f)	3.00%	12/20/23	189,090
1,500,000	Bank of America Corp., Medium-Term Note (f)	1.32%	06/19/26	1,520,871
210,000	Bank of America Corp., Medium-Term Note (f)	4.27%	07/23/29	250,013
840,000	Bank of America Corp., Medium-Term Note (f)	2.50%	02/13/31	887,067
9,990,000	Bank of America Corp., Medium-Term Note (f)	4.08%	03/20/51	12,779,631
2,180,000	Citigroup, Inc. (f)	3.35%	04/24/25	2,362,316
1,505,000	Citigroup, Inc.	3.20%	10/21/26	1,672,926
1,670,000	Citigroup, Inc. (f)	4.41%	03/31/31	2,014,498
3,605,000	Citigroup, Inc. (f)	2.57%	06/03/31	3,835,106
2,720,000	Fifth Third Bancorp	2.55%	05/05/27	2,940,941
750,000	Goldman Sachs Group, (The), Inc. (f)	2.91%	07/24/23	780,074
1,950,000	Goldman Sachs Group, (The), Inc. (f)	3.27%	09/29/25	2,127,352
800,000	Goldman Sachs Group, (The), Inc. (f)	3.69%	06/05/28	917,911
1,890,000	JPMorgan Chase & Co. (f)	4.02%	12/05/24	2,081,891
500,000	JPMorgan Chase & Co.	3.90%	07/15/25	566,466
1,455,000	JPMorgan Chase & Co.	3.20%	06/15/26	1,627,015
2,855,000	JPMorgan Chase & Co. (f)	4.49%	03/24/31	3,508,192
2,044,000	JPMorgan Chase & Co. (f)	3.11%	04/22/51	2,290,420
2,145,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (e)	0.78%	01/20/23	2,152,726
425,000	Morgan Stanley, Global Medium-Term Note (f)	4.43%	01/23/30	518,365
400,000	PNC Bank N.A.	3.80%	07/25/23	434,036
690,000	PNC Bank N.A., Bank Note	2.50%	01/22/21	691,200
6,635,000	Wells Fargo & Co. (f)	3.07%	04/30/41	7,248,993
2,300,000	Wells Fargo & Co., Medium-Term Note	3.75%	01/24/24	2,500,094
1,600,000	Wells Fargo & Co., Medium-Term Note (f)	3.58%	05/22/28	1,809,731
5,364,000	Wells Fargo & Co., Medium-Term Note (f)	2.39%	06/02/28	5,666,233
5,790,000	Wells Fargo & Co., Medium-Term Note (f)	2.88%	10/30/30	6,299,047
4,245,000	Wells Fargo & Co., Medium-Term Note (f)	5.01%	04/04/51	6,078,289
				75,750,494
	Beverages — 0.2%
2,700,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	3,539,121
635,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	01/23/29	780,715
1,200,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	1,525,682
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	248,387

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$2,000,000	Constellation Brands, Inc.	3.75%	05/01/50	$2,355,741
				8,449,646
	Biotechnology — 0.4%
1,412,000	Amgen, Inc.	4.40%	05/01/45	1,800,040
11,260,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (e)	0.74%	09/29/23	11,285,560
175,000	Gilead Sciences, Inc.	3.65%	03/01/26	198,519
5,510,000	Regeneron Pharmaceuticals, Inc.	1.75%	09/15/30	5,434,075
				18,718,194
	Chemicals — 0.3%
5,744,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	7,683,679
3,735,000	Nutrition & Biosciences, Inc. (d)	3.47%	12/01/50	4,087,220
				11,770,899
	Commercial Services — 0.1%
700,000	Pomona College, Series A	2.89%	01/01/51	737,088
2,500,000	RELX Capital, Inc.	3.00%	05/22/30	2,772,821
950,000	University of (The) Chicago, Series 20B	2.76%	04/01/45	995,244
1,750,000	William Marsh Rice University	3.77%	05/15/55	2,234,379
				6,739,532
	Computers — 0.0%
1,500,000	Apple, Inc.	2.65%	05/11/50	1,616,983

	Diversified Financial Services — 0.2%
1,485,000	Air Lease Corp.	3.50%	01/15/22	1,527,094
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,985,331
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	365,429
2,010,000	GE Capital Funding LLC (d)	4.40%	05/15/30	2,318,366
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	620,249
				6,816,469
	Electric — 1.3%
4,128,000	Alliant Energy Finance LLC (d)	3.75%	06/15/23	4,432,557
2,655,000	Alliant Energy Finance LLC (d)	1.40%	03/15/26	2,660,959
200,000	Ameren Illinois Co.	3.70%	12/01/47	247,627
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	3,607,319
3,950,000	Arizona Public Service Co.	3.35%	05/15/50	4,632,462
750,000	Cleco Power LLC	6.00%	12/01/40	1,013,145
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	678,211
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,873,036
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	189,567
7,229,000	Duquesne Light Holdings, Inc. (d)	5.90%	12/01/21	7,558,470
750,000	Entergy Texas, Inc.	3.45%	12/01/27	823,204
1,250,000	Interstate Power and Light Co.	3.25%	12/01/24	1,375,607
4,855,000	Interstate Power and Light Co.	2.30%	06/01/30	5,158,445
3,000,000	ITC Holdings Corp. (d)	2.95%	05/14/30	3,290,055
830,000	Metropolitan Edison Co. (d)	4.00%	04/15/25	904,540
2,253,000	Metropolitan Edison Co. (d)	4.30%	01/15/29	2,585,021

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$10,000,000	Niagara Mohawk Power Corp. (d)	3.03%	06/27/50	$10,709,885
1,150,000	PNM Resources, Inc.	3.25%	03/09/21	1,158,457
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	896,170
300,000	Southwestern Electric Power Co.	3.55%	02/15/22	308,635
700,000	Trans-Allegheny Interstate Line Co. (d)	3.85%	06/01/25	763,478
750,000	Tucson Electric Power Co.	5.15%	11/15/21	774,925
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,920,052
				57,561,827
	Engineering & Construction — 0.1%
2,341,000	PowerTeam Services LLC (d)	9.03%	12/04/25	2,576,563
	Entertainment — 0.1%
1,842,000	Caesars Entertainment, Inc. (d)	6.25%	07/01/25	1,963,204
1,997,000	Churchill Downs, Inc. (d)	5.50%	04/01/27	2,106,465
740,000	Churchill Downs, Inc. (d)	4.75%	01/15/28	778,861
1,329,000	Live Nation Entertainment, Inc. (d)	6.50%	05/15/27	1,473,569
488,000	Live Nation Entertainment, Inc. (d)	4.75%	10/15/27	482,054
				6,804,153
	Environmental Control — 0.1%
1,573,000	Clean Harbors, Inc. (d)	5.13%	07/15/29	1,729,018
1,722,000	Waste Pro USA, Inc. (d)	5.50%	02/15/26	1,782,967
				3,511,985
	Food — 0.5%
1,000,000	Campbell Soup Co., 3 Mo. LIBOR + 0.63% (e)	0.88%	03/15/21	1,001,331
1,500,000	Kraft Heinz Foods Co.	5.00%	07/15/35	1,770,700
2,405,000	Kraft Heinz Foods Co.	5.00%	06/04/42	2,759,726
2,635,000	Kraft Heinz Foods Co.	5.20%	07/15/45	3,114,765
3,845,000	Kraft Heinz Foods Co.	4.38%	06/01/46	4,112,610
2,755,000	Kraft Heinz Foods Co. (d)	4.88%	10/01/49	3,112,399
97,000	Kroger (The) Co.	5.40%	01/15/49	141,507
20,000	Lamb Weston Holdings, Inc. (d)	4.63%	11/01/24	20,850
1,611,000	Pilgrim’s Pride Corp. (d)	5.88%	09/30/27	1,733,839
1,250,000	Post Holdings, Inc. (d)	5.50%	12/15/29	1,357,844
2,877,000	Post Holdings, Inc. (d)	4.63%	04/15/30	3,008,277
				22,133,848
	Forest Products & Paper — 0.1%
2,200,000	Georgia-Pacific LLC (d)	2.30%	04/30/30	2,348,802

	Gas — 0.0%
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	575,157
400,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	569,421
200,000	Spire, Inc.	3.54%	02/27/24	210,538
				1,355,116
	Healthcare-Products — 0.2%
2,390,000	Alcon Finance Corp. (d)	2.75%	09/23/26	2,610,183
1,500,000	Alcon Finance Corp. (d)	2.60%	05/27/30	1,596,999
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	3,323,551
				7,530,733
	Healthcare-Services — 2.1%
1,300,000	Advocate Health & Hospitals Corp., Series 2020	3.01%	06/15/50	1,406,513

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$120,000	Anthem, Inc.	3.65%	12/01/27	$137,823
2,300,000	Anthem, Inc.	2.88%	09/15/29	2,533,796
4,800,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	4,845,271
200,000	Centene Corp. (d)	5.38%	08/15/26	211,750
120,000	Centene Corp.	4.25%	12/15/27	127,096
8,070,000	Centene Corp.	4.63%	12/15/29	8,857,188
6,000,000	Centene Corp.	3.00%	10/15/30	6,322,500
990,000	Children’s Hospital of (The) Philadelphia, Series 2020	2.70%	07/01/50	1,013,842
4,135,000	CommonSpirit Health	2.76%	10/01/24	4,384,134
1,985,000	CommonSpirit Health	3.35%	10/01/29	2,142,705
1,475,000	CommonSpirit Health	2.78%	10/01/30	1,526,155
5,154,000	Encompass Health Corp.	4.75%	02/01/30	5,493,185
4,999,000	Fresenius Medical Care US Finance II, Inc. (d)	5.88%	01/31/22	5,282,339
5,215,000	Hackensack Meridian Health, Inc., Series 2020	2.88%	09/01/50	5,318,487
3,743,000	HCA, Inc.	5.00%	03/15/24	4,211,708
3,250,000	HCA, Inc.	4.50%	02/15/27	3,740,035
3,490,000	HCA, Inc.	4.13%	06/15/29	4,040,103
4,079,000	HCA, Inc.	3.50%	09/01/30	4,227,226
400,000	HCA, Inc.	5.13%	06/15/39	515,637
1,540,000	HCA, Inc.	5.25%	06/15/49	2,043,141
500,000	Humana, Inc.	3.15%	12/01/22	523,619
360,000	Humana, Inc.	2.90%	12/15/22	377,019
2,200,000	Kaiser Foundation Hospitals	4.88%	04/01/42	2,994,827
3,475,000	Methodist (The) Hospital, Series 20A	2.71%	12/01/50	3,516,392
1,386,000	Molina Healthcare, Inc.	5.38%	11/15/22	1,461,364
2,000,000	Molina Healthcare, Inc. (d)	4.38%	06/15/28	2,102,000
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	219,494
5,230,000	NYU Langone Hospitals, Series 2020	3.38%	07/01/55	5,424,442
650,000	Partners Healthcare System, Inc., Series 2020	3.34%	07/01/60	727,184
1,509,000	Stanford Health Care, Series 2018	3.80%	11/15/48	1,900,144
101,000	Tenet Healthcare Corp.	4.63%	07/15/24	102,869
1,213,000	Tenet Healthcare Corp. (d)	4.88%	01/01/26	1,250,894
4,693,000	Tenet Healthcare Corp. (d)	5.13%	11/01/27	4,904,185
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	223,330
1,185,000	UnitedHealth Group, Inc.	2.90%	05/15/50	1,321,950
725,000	UnitedHealth Group, Inc.	3.88%	08/15/59	958,171
				96,388,518
	Insurance — 0.8%
3,050,000	Aon Corp.	2.80%	05/15/30	3,337,369
1,465,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	1,970,259
700,000	Farmers Exchange Capital III (d) (f)	5.45%	10/15/54	834,034
600,000	Farmers Insurance Exchange (d)	8.63%	05/01/24	711,306
3,495,000	Farmers Insurance Exchange (d) (f)	4.75%	11/01/57	3,615,564
1,800,000	Massachusetts Mutual Life Insurance Co. (d)	3.38%	04/15/50	1,953,667
1,525,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (d) (e)	2.54%	12/15/24	1,524,239
6,905,000	New York Life Insurance Co. (d)	3.75%	05/15/50	8,257,143
2,035,000	Pacific LifeCorp (d)	3.35%	09/15/50	2,299,987
1,790,000	Teachers Insurance & Annuity Association of America (d)	4.90%	09/15/44	2,406,770
3,315,000	Teachers Insurance & Annuity Association of America (d)	4.27%	05/15/47	4,107,492
3,770,000	Teachers Insurance & Annuity Association of America (d)	3.30%	05/15/50	4,125,789
240,000	Teachers Insurance & Annuity Association of America (d) (f)	4.38%	09/15/54	255,697
				35,399,316

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Media — 0.7%
$633,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	5.38%	06/01/29	$692,274
1,003,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	4.50%	08/15/30	1,058,170
2,322,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	4.25%	02/01/31	2,411,745
2,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	2,867,462
1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	1,856,461
100,000	Comcast Corp.	3.97%	11/01/47	126,505
345,000	CSC Holdings LLC (d)	5.38%	02/01/28	366,994
2,929,000	CSC Holdings LLC (d)	6.50%	02/01/29	3,279,557
1,650,000	Time Warner Cable LLC	5.88%	11/15/40	2,144,923
2,450,000	Time Warner Cable LLC	5.50%	09/01/41	3,099,120
4,000,000	ViacomCBS, Inc.	4.95%	01/15/31	4,976,219
2,040,000	Walt Disney (The) Co.	2.65%	01/13/31	2,226,308
5,770,000	Walt Disney (The) Co.	3.60%	01/13/51	6,868,713
				31,974,451
	Miscellaneous Manufacturing — 0.2%
1,000,000	General Electric Co., Global Medium-Term Note	6.88%	01/10/39	1,415,710
1,000,000	General Electric Co., Medium-Term Note, 3 Mo. LIBOR + 0.38% (e)	0.60%	05/05/26	953,738
2,775,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	3,791,500
1,395,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	1,810,441
				7,971,389
	Oil & Gas — 0.3%
273,000	Antero Resources Corp.	5.13%	12/01/22	258,394
3,644,000	Antero Resources Corp.	5.63%	06/01/23	3,265,935
665,000	Antero Resources Corp.	5.00%	03/01/25	523,272
2,435,000	BP Capital Markets America, Inc.	3.63%	04/06/30	2,843,663
33,000	Endeavor Energy Resources L.P. / EER Finance, Inc. (d)	5.75%	01/30/28	35,202
1,770,000	EQT Corp.	3.90%	10/01/27	1,757,318
1,450,000	Exxon Mobil Corp.	2.61%	10/15/30	1,586,314
635,000	Exxon Mobil Corp.	4.23%	03/19/40	787,014
3,180,000	Exxon Mobil Corp.	4.33%	03/19/50	4,122,401
400,000	Hess Corp.	5.60%	02/15/41	470,725
				15,650,238
	Oil & Gas Services — 0.0%
1,510,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	1,565,228
350,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	09/01/27	367,112
				1,932,340
	Packaging & Containers — 0.3%
650,000	Amcor Finance USA, Inc.	4.50%	05/15/28	771,957
5,000,000	Bemis Co., Inc.	2.63%	06/19/30	5,374,538
50,000	Graphic Packaging International LLC	4.88%	11/15/22	52,611
3,150,000	Graphic Packaging International LLC (d)	4.75%	07/15/27	3,476,214
140,000	Mauser Packaging Solutions Holding Co. (d)	5.50%	04/15/24	141,954
1,840,000	Sealed Air Corp. (d)	4.00%	12/01/27	1,973,400
3,670,000	WRKCo, Inc.	3.00%	06/15/33	4,015,209
				15,805,883

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals — 1.3%
$4,550,000	AbbVie, Inc.	3.80%	03/15/25	$5,087,784
690,000	AbbVie, Inc.	4.05%	11/21/39	840,711
4,150,000	AbbVie, Inc.	4.40%	11/06/42	5,228,455
1,870,000	AbbVie, Inc.	4.45%	05/14/46	2,380,323
450,000	AbbVie, Inc.	4.88%	11/14/48	613,896
1,025,000	AbbVie, Inc.	4.25%	11/21/49	1,299,606
1,895,000	Bayer US Finance II LLC (d)	3.88%	12/15/23	2,072,445
1,045,000	Bayer US Finance II LLC (d)	3.38%	07/15/24	1,132,386
2,085,000	Bayer US Finance II LLC (d)	4.25%	12/15/25	2,389,427
3,160,000	Bayer US Finance II LLC (d)	4.38%	12/15/28	3,715,584
815,000	Bayer US Finance II LLC (d)	4.63%	06/25/38	991,540
425,000	Bayer US Finance II LLC (d)	4.40%	07/15/44	494,222
2,540,000	Bayer US Finance II LLC (d)	4.88%	06/25/48	3,263,632
460,000	Bayer US Finance LLC (d)	3.38%	10/08/24	501,606
1,000,000	Becton Dickinson and Co.	2.89%	06/06/22	1,034,445
3,385,000	Becton Dickinson and Co.	3.36%	06/06/24	3,663,018
1,000,000	Becton Dickinson and Co.	6.70%	08/01/28	1,289,563
2,000,000	Cigna Corp.	3.40%	03/01/27	2,251,083
75,000	Cigna Corp.	3.05%	10/15/27	83,606
4,204,000	Cigna Corp.	2.40%	03/15/30	4,479,468
1,030,000	Cigna Corp.	3.88%	10/15/47	1,239,129
2,129,000	Cigna Corp.	4.90%	12/15/48	2,938,891
150,000	CVS Health Corp.	3.88%	07/20/25	169,376
1,850,000	CVS Health Corp.	5.13%	07/20/45	2,495,144
4,775,000	CVS Health Corp.	5.05%	03/25/48	6,451,780
535,000	Elanco Animal Health, Inc.	5.27%	08/28/23	582,262
2,443,000	Elanco Animal Health, Inc.	5.90%	08/28/28	2,875,228
				59,564,610
	Pipelines — 0.9%
140,000	Cheniere Energy Partners L.P.	5.25%	10/01/25	143,815
145,000	Energy Transfer Operating L.P.	5.20%	02/01/22	150,530
198,000	Energy Transfer Operating L.P.	5.50%	06/01/27	228,415
2,030,000	Energy Transfer Operating L.P.	4.95%	06/15/28	2,271,607
315,000	Energy Transfer Operating L.P.	3.75%	05/15/30	326,440
3,200,000	Energy Transfer Operating L.P.	4.90%	03/15/35	3,341,437
260,000	Energy Transfer Operating L.P.	5.15%	03/15/45	270,501
2,600,000	Energy Transfer Operating L.P.	6.13%	12/15/45	2,951,666
200,000	Energy Transfer Operating L.P.	6.25%	04/15/49	233,601
1,015,000	Energy Transfer Operating L.P.	5.00%	05/15/50	1,070,775
1,270,000	Kinder Morgan Energy Partners L.P.	5.80%	03/15/35	1,583,774
650,000	Kinder Morgan, Inc.	5.30%	12/01/34	784,316
922,000	NGPL PipeCo LLC (d)	4.38%	08/15/22	959,793
3,640,000	NGPL PipeCo LLC (d)	4.88%	08/15/27	4,072,065
273,390	Pipeline Funding Co. LLC (d)	7.50%	01/15/30	360,737
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	154,235
50,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	54,772
1,085,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.50%	12/15/26	1,191,310
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	436,772
716,000	Rockies Express Pipeline LLC (d)	4.95%	07/15/29	722,712
1,500,000	Rockies Express Pipeline LLC (d)	4.80%	05/15/30	1,485,937
1,360,000	Rockies Express Pipeline LLC (d)	6.88%	04/15/40	1,448,400
360,295	Ruby Pipeline LLC (d)	7.75%	04/01/22	338,808

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$325,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	$375,944
1,000,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	1,158,964
3,000,000	Sabine Pass Liquefaction LLC (d)	4.50%	05/15/30	3,520,898
400,000	Sunoco Logistics Partners Operations L.P.	3.90%	07/15/26	429,779
1,135,000	Sunoco Logistics Partners Operations L.P.	5.30%	04/01/44	1,191,792
3,606,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	3,873,458
145,000	TC PipeLines L.P.	4.65%	06/15/21	146,738
1,000,000	TC PipeLines L.P.	4.38%	03/13/25	1,107,845
1,775,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	1,816,819
600,000	Williams Cos (The), Inc.	4.30%	03/04/24	659,328
500,000	Williams Cos (The), Inc.	5.10%	09/15/45	605,311
				39,469,294
	Real Estate Investment Trusts — 1.7%
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	291,539
1,107,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/26	1,268,745
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	743,416
4,320,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	4,560,710
800,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	870,013
4,545,000	American Campus Communities Operating Partnership L.P.	3.30%	07/15/26	4,926,547
332,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	363,059
215,000	American Tower Corp.	3.00%	06/15/23	228,643
785,000	Boston Properties L.P.	3.20%	01/15/25	852,155
1,945,000	Boston Properties L.P.	3.25%	01/30/31	2,126,155
625,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.85%	04/15/23	671,195
750,000	CubeSmart L.P.	4.38%	02/15/29	882,138
3,425,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	3,651,444
1,945,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.15%	11/01/30	1,913,199
2,710,000	GLP Capital L.P. / GLP Financing II, Inc.	3.35%	09/01/24	2,790,555
1,000,000	GLP Capital L.P. / GLP Financing II, Inc.	5.25%	06/01/25	1,110,000
1,750,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	1,981,709
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,392,595
475,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	510,138
7,005,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/31	7,586,240
914,000	Healthcare Realty Trust, Inc.	3.63%	01/15/28	1,025,066
2,000,000	Healthcare Realty Trust, Inc.	2.05%	03/15/31	2,000,640
2,000,000	Healthcare Trust of America Holdings L.P.	3.10%	02/15/30	2,170,942
3,490,000	Healthcare Trust of America Holdings L.P.	2.00%	03/15/31	3,451,086
20,000	Healthpeak Properties, Inc.	4.25%	11/15/23	21,913
475,000	Healthpeak Properties, Inc.	3.88%	08/15/24	526,462
1,430,000	Healthpeak Properties, Inc.	3.00%	01/15/30	1,569,115
3,335,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	3,635,399
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,155,586
1,000,000	Kilroy Realty L.P.	3.45%	12/15/24	1,080,614
860,000	Kilroy Realty L.P.	2.50%	11/15/32	862,172
1,300,000	Kimco Realty Corp.	3.40%	11/01/22	1,367,576
1,605,000	Lexington Realty Trust	2.70%	09/15/30	1,665,217
200,000	Life Storage L.P.	3.88%	12/15/27	226,394
1,135,000	Life Storage L.P.	2.20%	10/15/30	1,158,208
40,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	42,975
1,714,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc. (d)	4.63%	06/15/25	1,809,984

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$80,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	4.50%	01/15/28	$83,685
176,000	National Retail Properties, Inc.	3.30%	04/15/23	184,926
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	363,434
670,000	Piedmont Operating Partnership L.P.	3.15%	08/15/30	671,898
22,000	SBA Communications Corp.	4.88%	09/01/24	22,577
6,580,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (e)	1.20%	08/16/21	6,536,453
300,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	308,943
550,000	SL Green Realty Corp.	4.50%	12/01/22	577,512
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	1,067,168
400,000	Ventas Realty L.P.	3.85%	04/01/27	447,319
550,000	WEA Finance LLC (d)	3.15%	04/05/22	559,956
75,000	Welltower, Inc.	4.50%	01/15/24	82,799
1,125,000	Welltower, Inc.	4.00%	06/01/25	1,270,291
				74,666,505
	Retail — 0.0%
770,000	McDonald’s Corp., Medium-Term Note	3.63%	09/01/49	907,054
500,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	511,430
150,000	Walgreens Boots Alliance, Inc.	3.80%	11/18/24	166,573
				1,585,057
	Semiconductors — 0.2%
935,000	Broadcom, Inc.	3.63%	10/15/24	1,024,966
5,400,000	Intel Corp.	4.75%	03/25/50	7,666,275
				8,691,241
	Software — 0.1%
140,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (d)	5.75%	03/01/25	142,450
1,400,000	Fiserv, Inc.	2.25%	06/01/27	1,491,800
510,000	Fiserv, Inc.	2.65%	06/01/30	554,473
2,372,000	SS&C Technologies, Inc. (d)	5.50%	09/30/27	2,543,970
				4,732,693
	Telecommunications — 1.8%
1,025,000	AT&T, Inc.	4.30%	02/15/30	1,228,820
3,175,000	AT&T, Inc.	4.50%	05/15/35	3,850,996
3,500,000	AT&T, Inc.	5.25%	03/01/37	4,548,215
3,140,000	AT&T, Inc.	4.30%	12/15/42	3,687,425
5,482,000	AT&T, Inc.	4.80%	06/15/44	6,896,258
500,000	AT&T, Inc.	4.35%	06/15/45	590,386
8,270,000	AT&T, Inc.	4.75%	05/15/46	10,271,370
4,000,000	AT&T, Inc.	4.50%	03/09/48	4,896,668
2,375,000	AT&T, Inc. (d)	3.50%	09/15/53	2,434,736
1,422,000	CenturyLink, Inc. (d)	4.00%	02/15/27	1,471,941
2,200,000	Frontier Communications Corp. (d)	5.00%	05/01/28	2,238,500
215,000	Level 3 Financing, Inc.	5.38%	01/15/24	217,289
140,000	Level 3 Financing, Inc. (d)	4.63%	09/15/27	145,935
1,150,000	Level 3 Financing, Inc. (d)	3.88%	11/15/29	1,265,000
185,000	Qwest Corp.	7.25%	09/15/25	216,628
4,500,000	SES GLOBAL Americas Holdings G.P. (d)	5.30%	03/25/44	4,795,407
3,249,000	Sprint Corp.	7.88%	09/15/23	3,751,281
811,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	3.36%	09/20/21	821,139

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$2,835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	4.74%	03/20/25	$3,063,572
15,230,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	5.15%	03/20/28	17,694,671
1,423,000	T-Mobile USA, Inc. (d)	3.88%	04/15/30	1,634,444
3,030,000	T-Mobile USA, Inc. (d)	2.55%	02/15/31	3,160,260
2,845,000	T-Mobile USA, Inc. (d)	4.38%	04/15/40	3,477,415
750,000	T-Mobile USA, Inc. (d)	4.50%	04/15/50	937,144
				83,295,500
	Total Corporate Bonds and Notes			776,536,423
	(Cost $723,808,224)

ASSET-BACKED SECURITIES — 7.1%
	ACE Securities Corp Home Equity Loan Trust
18,075,570	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.15% (e)	0.30%	01/25/37	11,946,284
15,257,120	Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (e)	0.36%	02/25/37	8,855,388
	Ajax Mortgage Loan Trust
4,837,771	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (d) (g)	2.86%	07/25/59	5,005,837
	Ammc CLO 19 Ltd.
4,675,000	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (d) (e)	1.38%	10/16/28	4,642,486
	Argent Securities, Inc.
255,000	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (e)	0.64%	10/25/35	252,739
	Asset Backed Funding Certificates Trust
10,542,533	Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (e)	0.26%	01/25/37	7,456,666
86,047	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (e)	0.29%	09/25/36	85,205
	Barings CLO Ltd.
369,938	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (d) (e)	1.02%	01/20/28	368,395
767,000	Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (d) (e)	1.30%	07/20/28	765,747
	BlueMountain CLO Ltd.
542,781	Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (d) (e)	1.40%	10/22/30	541,700
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (e)	1.26%	11/25/33	271,798
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (e)	1.21%	10/27/36	300,020
	Carrington Mortgage Loan Trust
1,470,000	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (e)	0.50%	02/25/36	1,457,559
	Citigroup Mortgage Loan Trust
1,498,950	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (e)	0.44%	08/25/36	1,487,246
	Dryden Senior Loan Fund
900,000	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (d) (e)	1.14%	04/15/29	893,961
572,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (d) (e)	1.42%	08/15/30	571,822
	ECMC Group Student Loan Trust
1,678,987	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (d) (e)	1.20%	05/25/67	1,683,683
	EFS Volunteer No 3 LLC
144,126	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (d) (e)	1.15%	04/25/33	143,779
	First Franklin Mortgage Loan Trust
22,390,444	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (e)	0.31%	10/25/36	17,923,282
15,428,885	Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (e)	0.29%	03/25/37	10,847,490

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	GE-WMC Mortgage Securities LLC
$904,418	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (e)	0.81%	10/25/35	$898,249
	Goal Capital Funding Trust
5,100,000	Series 2007-1, Class A5, 3 Mo. LIBOR + 0.16% (e)	0.39%	03/25/42	4,627,752
	GoldenTree Loan Management US CLO Ltd.
4,227,000	Series 2017-1A, Class AR, 3 Mo. LIBOR + 0.95% (d) (e)	1.17%	04/20/29	4,209,449
5,000,000	Series 2020-8A, Class A, 3 Mo. LIBOR + 1.55% (d) (e)	1.75%	07/20/31	5,012,235
	GSAA Home Equity Trust
1,571,148	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (e)	0.58%	06/25/35	1,592,233
	GSAMP Trust
16,333,187	Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.15% (e)	0.30%	06/25/36	11,566,422
11,464,887	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (e)	0.29%	01/25/37	8,407,703
	JP Morgan Mortgage Acquisition Trust
143,607	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (e)	0.42%	05/25/36	143,269
2,557,439	Series 2006-WF1, Class A6, steps up to 6.50% after Redemption Date (g)	6.00%	07/25/36	1,218,350
21,516,543	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.15% (e)	0.30%	07/25/36	13,008,736
8,495,161	Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.25% (e)	0.40%	07/25/36	5,267,716
405,000	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (e)	0.43%	01/25/37	396,436
	Legacy Mortgage Asset Trust
3,547,201	Series 2019-GS1, Class A1 (d) (e)	4.00%	01/25/59	3,640,236
2,105,109	Series 2019-GS4, Class A1 (d) (e)	3.44%	05/25/59	2,120,539
	Lehman XS Trust
4,328,286	Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.26% (e)	0.41%	05/25/46	4,036,816
	Long Beach Mortgage Loan Trust
800,256	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (e)	0.37%	02/25/36	780,871
	Magnetite CLO Ltd.
800,000	Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (d) (e)	1.50%	04/20/30	799,973
	Magnetite VII Ltd.
4,691,000	Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (d) (e)	1.04%	01/15/28	4,659,374
	Magnetite XXVII Ltd.
2,500,000	Series 2020-27A, Class A1, 3 Mo. LIBOR + 1.55% (d) (e)	1.76%	07/20/33	2,501,218
	Mastr Asset Backed Securities Trust
8,255,928	Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (e)	0.20%	08/25/36	3,786,400
	Merrill Lynch First Franklin Mortgage Loan Trust
359,951	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (e)	0.28%	06/25/37	332,264
	Mid-State Trust
178,685	Series 2003-11, Class A1	4.86%	07/15/38	191,628
	Morgan Stanley ABS Capital I, Inc. Trust
12,728,386	Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (e)	0.45%	06/25/36	8,468,972
6,534,831	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (e)	0.25%	10/25/36	3,980,161
893,538	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (e)	0.53%	12/25/35	885,098
7,246,997	Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (e)	0.38%	11/25/36	5,236,762
30,769,516	Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (e)	0.36%	01/25/37	18,901,209
	Navient Student Loan Trust
274,280	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (e)	0.66%	06/25/31	267,228
229,762	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (e)	0.77%	03/25/83	227,413
71,469	Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (e)	0.77%	03/25/83	70,097
190,915	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (e)	0.75%	04/25/40	189,244
1,750,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (d) (e)	1.65%	06/25/65	1,793,796
3,935,845	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (d) (e)	1.40%	06/25/65	3,983,386
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (d) (e)	1.20%	07/26/66	301,974
3,507,638	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (d) (e)	0.95%	07/26/66	3,481,524

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	New Century Home Equity Loan Trust
$2,600,000	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.55% (e)	0.70%	09/25/35	$2,573,753
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class A1, 3 Mo. LIBOR + 1.75% (d) (e)	2.07%	07/20/31	6,218,745
	Palmer Square Loan Funding Ltd.
189,479	Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (d) (e)	1.27%	04/20/27	188,949
1,703,743	Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (d) (e)	1.11%	10/24/27	1,700,230
	Residential Asset Mortgage Products, Inc.
114,370	Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (e)	0.57%	03/25/36	114,370
2,000,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (e)	0.60%	03/25/36	1,989,417
	Residential Asset Securities Corp.
224,866	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (e)	0.43%	04/25/36	221,295
1,445,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (e)	0.48%	04/25/36	1,403,803
	Rockford Tower CLO Ltd.
10,000,000	Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (d) (e)	1.41%	10/20/30	9,972,009
	Saxon Asset Securities Trust
716,321	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (e)	0.39%	05/25/47	611,419
	Securitized Asset-Backed Receivables LLC Trust
160,636	Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (e)	0.54%	10/25/35	159,533
27,111,998	Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.19% (d) (e)	0.34%	11/25/36	16,273,407
	SLC Student Loan Trust
400,000	Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (e)	0.41%	12/15/39	380,896
5,054,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (e)	0.41%	03/15/55	4,848,246
130,000	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (e)	0.41%	09/15/39	125,055
1,881,031	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (e)	1.85%	12/15/32	1,911,934
	SLM Student Loan Trust
109,604	Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (d) (e)	0.72%	12/15/27	109,607
580,333	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (e)	0.81%	01/25/41	571,448
35,351	Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (e)	0.59%	10/25/24	35,306
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (e)	0.96%	10/27/70	69,968
886,242	Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (e)	0.86%	01/25/22	852,540
5,188,878	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (e)	0.96%	04/25/23	5,025,696
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (e)	1.41%	01/25/83	116,018
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (e)	1.41%	04/26/83	641,873
5,323,369	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (e)	1.31%	07/25/23	5,247,611
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (e)	2.06%	07/26/83	310,723
2,537,692	Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (e)	1.71%	04/25/23	2,529,497
4,150,000	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (e)	1.35%	10/25/34	4,219,209
746,714	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (e)	0.85%	01/25/29	709,412
730,435	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (e)	0.80%	12/27/38	727,391
274,291	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (e)	0.90%	05/26/26	265,924
3,916,194	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (e)	0.80%	05/26/26	3,742,101
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (e)	1.95%	09/25/43	530,462
139,422	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (e)	0.60%	06/25/43	136,246
	Soundview Home Loan Trust
21,055	Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (e)	0.48%	03/25/36	21,039
7,944,528	Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (e)	1.15%	09/25/37	6,389,224
	Structured Asset Investment Loan Trust
919,130	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (e)	0.95%	07/25/34	906,033
232,822	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (e)	0.89%	03/25/35	232,039
	Structured Asset Securities Corp. Mortgage Loan Trust
1,350,000	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (e)	1.08%	05/25/35	1,326,675
	TAL Advantage VII LLC
11,790,000	Series 2020-1A, Class A (d)	2.05%	09/20/45	11,847,347

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	TCI-Flatiron CLO Ltd.
$700,000	Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (d) (e)	1.44%	07/17/28	$699,465
	TIF Funding II LLC
9,518,125	Series 2020-1A, Class A (d)	2.09%	08/20/45	9,577,705
	Towd Point Mortgage Trust
248,987	Series 2015-2, Class 1A13 (d) (e)	2.50%	11/25/60	249,676
	Treman Park CLO Ltd.
850,000	Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (d) (e)	1.29%	10/20/28	849,228
	Voya CLO Ltd.
72,616	Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (d) (e)	0.93%	07/25/26	72,586
	Wachovia Student Loan Trust
992,198	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (d) (e)	0.38%	04/25/40	955,704
	WaMu Asset-Backed Certificates WaMu Trust
1,229,581	Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (e)	0.26%	04/25/37	624,422
4,266,855	Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (e)	0.34%	04/25/37	2,201,720
9,143,260	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (e)	0.40%	04/25/37	4,773,265
	Total Asset-Backed Securities			317,746,041
	(Cost $312,407,222)

MORTGAGE-BACKED SECURITIES — 6.4%
	Collateralized Mortgage Obligations — 5.0%
	Alternative Loan Trust
6,640,468	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (e)	0.63%	06/25/35	6,129,254
936,961	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (e)	0.88%	11/25/35	935,678
8,941,555	Series 2005-67CB, Class A1	5.50%	01/25/36	8,413,838
3,298,669	Series 2007-13, Class A1	6.00%	06/25/47	2,571,385
	American Home Mortgage Assets Trust
14,546,304	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (e)	1.44%	02/25/47	8,401,368
	American Home Mortgage Investment Trust
2,289,746	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (e)	0.73%	11/25/45	2,182,102
	Banc of America Funding Trust
715,000	Series 2014-R6, Class 2A13 (d) (h)	0.41%	07/26/36	691,808
	BCAP LLC Trust
113,329	Series 2015-RR5, Class 1A3 (d) (h)	0.35%	08/26/36	112,642
	Bear Stearns ALT-A Trust
8,320	Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (e)	0.79%	07/25/34	8,357
	Bear Stearns Mortgage Funding Trust
138,748	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (e)	0.36%	07/25/36	128,791
3,385,113	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (e)	0.33%	10/25/36	2,949,708
4,699,701	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (e)	0.34%	01/25/37	4,237,155
244,765	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (e)	0.31%	06/25/47	225,444
	CIM Trust
3,006,716	Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (d) (e)	2.15%	01/25/57	3,031,121
2,363,038	Series 2017-6, Class A1 (d)	3.02%	06/25/57	2,369,398
11,299,973	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (d) (e)	1.23%	09/25/58	11,195,534
4,368,497	Series 2019-R1, Class A (d)	3.25%	10/25/58	4,060,921
5,653,661	Series 2019-R4, Class A1 (d)	3.00%	10/25/59	5,480,059
9,555,880	Series 2020-R3, Class A1A (d)	4.00%	01/26/60	9,498,632
11,444,598	Series 2020-R4, Class A1A (b) (d)	3.30%	06/25/60	11,604,595
21,112,000	Series 2020-R7, Class A1B (b) (d) (i)	2.25%	12/27/61	18,519,299

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CitiMortgage Alternative Loan Trust
$2,973,006	Series 2006-A4, Class 1A8	6.00%	09/25/36	$2,911,245
	Credit Suisse Mortgage Trust
30,136,496	Series 2007-3, Class 1A1A	5.84%	04/25/37	12,999,212
178,263	Series 2010-7R, Class 1A12 (d)	4.00%	01/26/37	179,811
230,620	Series 2010-8R, Class 4A5 (d) (h)	3.06%	12/26/35	233,191
308,244	Series 2010-8R, Class 10A5 (d) (h)	3.69%	04/26/47	307,134
18,345	Series 2011-5R, Class 2A1 (d) (h)	3.20%	08/27/46	18,408
10,723	Series 2014-2R, Class 19A1 (d) (h)	3.00%	05/27/36	10,723
12,453,345	Series 2019-RPL8, Class A1 (d)	3.32%	10/25/58	12,569,995
	GMACM Mortgage Loan Trust
1,891,819	Series 2006-AR1, Class 1A1 (h)	3.59%	04/19/36	1,665,496
2,036,457	Series 2006-J1, Class A4	5.75%	04/25/36	2,039,084
	GreenPoint Mortgage Funding Trust
157,455	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (e)	0.73%	02/25/36	154,890
	GSR Mortgage Loan Trust
27,611,079	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.26% (e)	0.41%	08/25/46	16,750,443
	HarborView Mortgage Loan Trust
523,090	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (e)	0.46%	11/19/35	479,691
1,586,114	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (e)	1.15%	10/25/37	1,441,788
	HomeBanc Mortgage Trust
1,109,261	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (e)	0.89%	12/25/34	1,145,453
	Impac CMB Trust
289,645	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (e)	0.67%	04/25/35	283,891
981,772	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (e)	0.69%	05/25/35	988,369
	IndyMac INDX Mortgage Loan Trust
1,970,639	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.30% (e)	0.45%	07/25/35	1,856,722
4,666,536	Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.20% (e)	0.35%	06/25/46	4,128,804
5,879,842	Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (e)	0.40%	07/25/37	5,525,189
	JP Morgan Mortgage Trust
2,255,198	Series 2006-A4, Class 1A1 (h)	3.54%	06/25/36	1,963,730
	Lehman XS Trust
323,263	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (e)	0.34%	11/25/46	296,472
6,706,808	Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (e)	0.62%	09/25/47	6,330,808
3,637,945	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (e)	0.55%	09/25/47	3,393,155
	Merrill Lynch Alternative Note Asset Trust
5,032,505	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (e)	0.34%	07/25/47	4,635,336
	Morgan Stanley Mortgage Loan Trust
801,310	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (e)	1.13%	07/25/34	803,981
59,102	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (e)	0.41%	04/25/35	58,483
	Morgan Stanley Resecuritization Trust
42,350	Series 2015-R2, Class 1A1, 12 Mo. Treasury Average + 0.71% (d) (e)	1.59%	12/27/46	42,305
	MortgageIT Trust
101,421	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (e)	0.67%	12/25/35	101,354
	Nomura Resecuritization Trust
2,960,040	Series 2015-5R, Class 1A1 (d)	4.00%	08/26/37	3,037,939
	Opteum Mortgage Acceptance Corp.
1,408,574	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (e)	0.53%	12/25/35	1,364,986
458,090	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (e)	0.36%	04/25/36	420,698
	RALI Trust
9,826,620	Series 2007-QS7, Class 1A1	6.00%	05/25/37	9,651,769

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	RALI Trust (Continued)
$4,617,599	Series 2007-QS9, Class A33	6.50%	07/25/37	$4,514,262
	Stanwich Mortgage Loan Co. LLC
4,315,214	Series 2019-RPL1, Class A, steps up to 4.72% on 12/15/22 (d) (g)	3.72%	02/15/49	4,395,179
	Structured Adjustable Rate Mortgage Loan Trust
36,763	Series 2004-12, Class 3A1 (h)	2.72%	09/25/34	37,254
	Structured Asset Mortgage Investments II Trust
3,011,753	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (e)	0.38%	02/25/36	2,803,701
9,001,630	Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.21% (e)	0.36%	08/25/36	8,693,011
4,468,220	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (e)	2.24%	08/25/47	4,272,460
	WaMu Mortgage Pass-Through Certificates Trust
113,915	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (e)	0.83%	01/25/45	113,175
213,391	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (e)	0.41%	11/25/45	209,561
290,693	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (e)	1.74%	02/25/46	287,394
447,580	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (e)	1.82%	05/25/46	438,510
				226,302,151
	Commercial Mortgage-Backed Securities — 1.4%
	Banc of America Merrill Lynch Large Loan Commercial Mortgage Securities Trust
285,000	Series 2015-200P, Class A (d)	3.22%	04/14/33	308,959
1,265,000	Series 2018-PARK, Class A (d) (h)	4.23%	08/10/38	1,477,785
	BX Trust
580,000	Series 2019-OC11, Class A (d)	3.20%	12/09/41	623,384
	CALI Mortgage Trust
1,125,000	Series 2019-101C, Class A (d)	3.96%	03/10/39	1,299,344
	Century Plaza Towers
840,000	Series 2019-CPT, Class A (d)	2.87%	11/13/39	920,152
	COMM Mortgage Trust
8,249,616	Series 2012-CR4, Class A3	2.85%	10/15/45	8,491,727
206,646	Series 2012-CR5, Class A3	2.54%	12/10/45	210,500
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	325,813
	CSAIL Commercial Mortgage Trust
13,250,000	Series 2019-C16, Class A2	3.07%	06/15/52	14,252,018
	DBJPM Mortgage Trust
2,050,000	Series 2016-SFC, Class A (d)	2.83%	08/10/36	2,059,703
	DC Office Trust
900,000	Series 2019-MTC, Class A (d)	2.97%	09/15/45	991,328
	Eleven Madison Mortgage Trust
305,000	Series 2015-11MD, Class A (d) (h)	3.67%	09/10/35	333,398
	Hudson Yards Mortgage Trust
1,190,000	Series 2019-30HY, Class A (d)	3.23%	07/10/39	1,343,860
1,200,000	Series 2019-55HY, Class A (d) (h)	3.04%	12/10/41	1,333,471
	JPMDB Commercial Mortgage Securities Trust
8,500,000	Series 2018-C8, Class A3	3.94%	06/15/51	9,833,149
	JPMorgan Chase Commercial Mortgage Securities Trust
5,700,603	Series 2012-HSBC, Class A (d)	3.09%	07/05/32	5,846,320
1,110,000	Series 2019-OSB, Class A (d)	3.40%	06/05/39	1,262,444
	Manhattan West
3,855,000	Series 2020-1MW, Class A (d)	2.13%	09/10/39	4,017,282

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	MKT Mortgage Trust
$1,730,000	Series 2020-525M, Class A (d)	2.69%	02/12/40	$1,843,565
	Natixis Commercial Mortgage Securities Trust
1,490,000	Series 2020-2PAC, Class A (d)	2.97%	12/15/38	1,562,146
	One Bryant Park Trust
985,000	Series 2019-OBP, Class A (d)	2.52%	09/15/54	1,053,697
	RBS Commercial Funding, Inc. Trust
25,000	Series 2013-GSP, Class A (d) (h)	3.96%	01/15/32	26,045
	SFAVE Commercial Mortgage Securities Trust
150,000	Series 2015-5AVE, Class A1 (d) (h)	3.87%	01/05/43	155,760
50,000	Series 2015-5AVE, Class A2B (d) (h)	4.14%	01/05/43	48,931
	UBS-Barclays Commercial Mortgage Trust
242,490	Series 2013-C6, Class A3	2.97%	04/10/46	251,896
				59,872,677
	Total Mortgage-Backed Securities			286,174,828
	(Cost $284,726,320)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 3.4%
	Airlines — 0.0%
673,200	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (d)	3.30%	01/15/30	649,614

	Banks — 0.7%
800,000	Banco Nacional de Comercio Exterior SNC (USD) (d) (f)	3.80%	08/11/26	801,856
400,000	Global Bank Corp. (USD) (f) (j)	5.25%	04/16/29	433,950
3,450,000	HSBC Holdings PLC (USD) (f)	1.59%	05/24/27	3,481,826
7,100,000	HSBC Holdings PLC (USD) (f)	2.01%	09/22/28	7,224,220
2,089,000	Lloyds Banking Group PLC (USD) (f)	2.86%	03/17/23	2,149,768
1,155,000	Lloyds Banking Group PLC (USD)	4.05%	08/16/23	1,259,995
1,870,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	2,050,965
3,125,000	Lloyds Banking Group PLC (USD) (f)	3.87%	07/09/25	3,428,639
500,000	Santander UK Group Holdings PLC (USD) (f)	3.37%	01/05/24	526,190
9,565,000	Santander UK Group Holdings PLC (USD) (f)	4.80%	11/15/24	10,623,805
				31,981,214
	Beverages — 0.1%
245,000	Bacardi Ltd. (USD) (d)	4.70%	05/15/28	283,941
385,000	Bacardi Ltd. (USD) (d)	5.30%	05/15/48	521,047
1,800,000	Diageo Capital PLC (USD)	2.13%	04/29/32	1,907,014
				2,712,002
	Commercial Services — 0.2%
2,400,000	DP World Crescent Ltd. (USD) (d)	4.85%	09/26/28	2,738,474
1,689,000	IHS Markit Ltd. (USD) (d)	5.00%	11/01/22	1,814,410
2,500,000	IHS Markit Ltd. (USD)	3.63%	05/01/24	2,730,038
795,000	IHS Markit Ltd. (USD) (d)	4.75%	02/15/25	914,067
370,000	IHS Markit Ltd. (USD) (d)	4.00%	03/01/26	423,940
250,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	302,509
				8,923,438

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Diversified Financial Services — 0.6%
1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	$1,539,791
1,100,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	1,131,553
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	1,059,581
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.88%	01/16/24	1,079,911
3,380,000	Avolon Holdings Funding Ltd. (USD) (d)	5.13%	10/01/23	3,560,536
135,000	Avolon Holdings Funding Ltd. (USD) (d)	5.25%	05/15/24	144,107
885,000	Avolon Holdings Funding Ltd. (USD) (d)	2.88%	02/15/25	866,644
840,000	Fondo Mivivienda S.A. (USD) (j)	3.50%	01/31/23	881,920
9,840,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	11,356,459
1,240,000	Park Aerospace Holdings Ltd. (USD) (d)	5.25%	08/15/22	1,297,165
850,000	Park Aerospace Holdings Ltd. (USD) (d)	4.50%	03/15/23	886,048
1,670,000	Park Aerospace Holdings Ltd. (USD) (d)	5.50%	02/15/24	1,784,150
				25,587,865
	Electric — 0.0%
1,000,000	Empresas Publicas de Medellin ESP (USD) (j)	4.38%	02/15/31	1,066,260
400,000	Minejesa Capital B.V. (USD) (d)	5.63%	08/10/37	424,718
250,000	Mong Duong Finance Holdings B.V. (USD) (j)	5.13%	05/07/29	264,428
				1,755,406
	Environmental Control — 0.1%
2,151,000	GFL Environmental, Inc. (USD) (d)	3.75%	08/01/25	2,198,053
890,000	GFL Environmental, Inc. (USD) (d)	5.13%	12/15/26	940,152
				3,138,205
	Food — 0.0%
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (d)	5.50%	01/15/30	168,802

	Media — 0.2%
400,000	Virgin Media Secured Finance PLC (USD) (d)	5.50%	08/15/26	419,250
345,000	Virgin Media Secured Finance PLC (USD) (d)	5.50%	05/15/29	374,874
6,737,000	Virgin Media Secured Finance PLC (USD) (d)	4.50%	08/15/30	7,080,587
				7,874,711
	Mining — 0.1%
64,000	Corp. Nacional del Cobre de Chile (USD) (j)	4.50%	09/16/25	73,031
900,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.63%	08/01/27	1,000,472
1,955,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.15%	01/14/30	2,123,081
2,660,000	Indonesia Asahan Aluminium Persero PT (USD) (d)	6.53%	11/15/28	3,321,095
				6,517,679
	Oil & Gas — 0.5%
20,000	Canadian Natural Resources Ltd. (USD)	3.85%	06/01/27	22,133
200,000	Ecopetrol S.A. (USD)	5.88%	05/28/45	238,000
1,000,000	KazMunayGas National Co. JSC (USD) (d)	3.50%	04/14/33	1,088,722
2,491,000	KazMunayGas National Co. JSC (USD) (j)	5.75%	04/19/47	3,295,045
2,104,000	Pertamina Persero PT (USD) (d)	3.10%	08/27/30	2,250,063
2,587,000	Petrobras Global Finance B.V. (USD)	5.09%	01/15/30	2,844,795

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
200,000	Petroleos del Peru S.A. (USD) (j)	4.75%	06/19/32	$228,300
1,590,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	1,483,073
215,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	198,306
2,430,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	2,093,700
2,035,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	1,881,052
1,705,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	1,466,300
2,513,000	Petronas Capital Ltd. (USD) (d)	3.50%	04/21/30	2,882,024
950,000	Saudi Arabian Oil Co. (USD) (d)	2.25%	11/24/30	964,453
200,000	Saudi Arabian Oil Co. (USD) (j)	4.25%	04/16/39	233,514
184,860	Transocean Pontus Ltd. (USD) (d)	6.13%	08/01/25	173,191
517,000	Transocean Poseidon Ltd. (USD) (d)	6.88%	02/01/27	435,573
				21,778,244
	Oil & Gas Services — 0.0%
1,943,400	Transocean Phoenix 2 Ltd. (USD) (d)	7.75%	10/15/24	1,855,947
16,250	Transocean Proteus Ltd. (USD) (d)	6.25%	12/01/24	15,194
				1,871,141
	Packaging & Containers — 0.1%
1,363,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (d)	5.25%	04/30/25	1,438,094
1,514,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (d)	4.13%	08/15/26	1,572,668
51,000	OI European Group B.V. (USD) (d)	4.00%	03/15/23	52,434
1,562,000	Trivium Packaging Finance B.V. (USD) (d)	5.50%	08/15/26	1,639,124
				4,702,320
	Pharmaceuticals — 0.2%
7,034,000	Bausch Health Cos., Inc. (USD) (d)	7.00%	03/15/24	7,255,571

	Pipelines — 0.0%
800,000	Southern Gas Corridor CJSC (USD) (j)	6.88%	03/24/26	962,064

	Retail — 0.1%
100,000	Alimentation Couche-Tard, Inc. (USD) (d)	3.55%	07/26/27	112,247
4,230,000	Alimentation Couche-Tard, Inc. (USD) (d)	3.80%	01/25/50	4,981,286
				5,093,533
	Savings & Loans — 0.2%
4,895,000	Nationwide Building Society (USD) (d) (f)	3.62%	04/26/23	5,090,666
2,120,000	Nationwide Building Society (USD) (d) (f)	3.77%	03/08/24	2,254,031
1,300,000	Nationwide Building Society (USD) (d) (f)	4.36%	08/01/24	1,413,060
				8,757,757
	Semiconductors — 0.1%
2,880,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. (USD)	3.63%	01/15/24	3,106,758

	Telecommunications — 0.2%
200,000	C&W Senior Financing DAC (USD) (d)	6.88%	09/15/27	216,176
2,000,000	Intelsat Jackson Holdings S.A. (USD) (k)	5.50%	08/01/23	1,350,000
3,860,000	Intelsat Jackson Holdings S.A. (USD) (d) (k)	8.50%	10/15/24	2,730,950
390,000	Intelsat Jackson Holdings S.A. (USD) (d) (k)	9.75%	07/15/25	277,524
500,000	SES S.A. (USD) (d)	3.60%	04/04/23	515,139
330,000	Vodafone Group PLC (USD)	3.75%	01/16/24	361,275

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
2,777,000	Vodafone Group PLC (USD)	4.88%	06/19/49	$3,643,389
1,375,000	Vodafone Group PLC (USD)	4.25%	09/17/50	1,689,602
				10,784,055
	Transportation — 0.0%
526,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (d)	3.65%	05/07/30	586,109
	Total Foreign Corporate Bonds and Notes			154,206,488
	(Cost $148,650,481)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 1.8%
	Arizona — 0.0%
$2,485,000	Maricopa Cnty Indl Dev Auth	3.00%	01/01/49	2,618,420

	California — 0.6%
32	CA St Build America Bonds	7.95%	03/01/36	32
1,505,000	City of Los Angeles Dept of Arpts	5.00%	05/15/39	1,925,768
4,040,000	City of San Francisco CA Public Utilities Commission Water Rev	2.83%	11/01/41	4,138,010
1,765,000	Los Angeles CA Unif School District	4.00%	07/01/33	2,196,031
2,585,000	Los Angeles CA Unif School District	5.75%	07/01/34	3,564,353
4,215,000	Los Angeles Community College District	2.11%	08/01/32	4,346,339
1,195,000	Regents of the Univ of CA Medical Center Pooled Rev	3.01%	05/15/50	1,282,510
4,715,000	Regents of the Univ of CA Medical Center Pooled Rev	3.26%	05/15/60	5,121,433
2,500,000	San Francisco City & Cnty Arpt Comm-San Francisco Intl Arpt	5.00%	05/01/37	3,195,975
				25,770,451
	Colorado — 0.1%
4,080,000	City & Cnty of Denver CO Arpt System Rev, Ser C	2.14%	11/15/29	4,125,492

	Florida — 0.1%
1,790,000	Cnty of Miami-Dade FL Aviation Rev	5.00%	10/01/49	2,162,553
1,250,000	Greater Orlando Aviation Auth	5.00%	10/01/44	1,545,750
				3,708,303
	Georgia — 0.1%
4,050,000	City of Atlanta GA Water & Wastewater Rev	2.26%	11/01/35	4,176,603

	Maryland — 0.1%
820,000	Baltimore MD Rev Wastewater Proj, Ser A	2.13%	07/01/33	842,058
1,250,000	Baltimore MD Rev Wastewater Proj, Ser A	2.23%	07/01/34	1,276,037
1,450,000	Baltimore MD Rev Wastewater Proj, Ser B	2.23%	07/01/34	1,478,927
				3,597,022
	Massachusetts — 0.1%
2,695,000	Commonwealth of MA	3.00%	03/01/49	2,937,361
1,845,000	Massachusetts Sch Bldg Auth	2.97%	10/15/32	1,964,999
				4,902,360

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	Missouri — 0.0%
$735,000	Hlth & Eductnl Facs Auth of the State of MO	3.65%	08/15/57	$926,497

	New Jersey — 0.0%
500,000	NJ St Turnpike Auth Rev	3.73%	01/01/36	590,025

	New York — 0.7%
1,225,000	Metro Transprtn Auth	5.18%	11/15/49	1,379,950
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	489,120
970,000	New York City NY Transitional Fin Auth Rev, Ser A-3	3.96%	08/01/32	1,098,991
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	6,765,528
2,000,000	New York City NY Transitional Fin Auth Rev, Ser C-1	4.00%	05/01/43	2,374,420
2,250,000	New York City Water & Sewer System	4.00%	06/15/50	2,683,103
1,615,000	New York City Water & Sewer System	5.00%	06/15/50	2,112,517
2,690,000	NY St Dorm Auth	5.00%	03/15/24	3,050,083
1,405,000	NY St Dorm Auth	2.96%	02/15/32	1,514,871
5,355,000	NY St Dorm Auth	4.00%	03/15/44	6,315,633
1,870,000	Port Auth of NY & NJ	4.00%	07/15/50	2,136,456
				29,920,672
	North Carolina — 0.0%
2,250,000	Univ of NC at Chapel Hill	3.33%	12/01/36	2,601,833
	Total Municipal Bonds			82,937,678
	(Cost $79,831,733)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 1.6%
	Brazil — 0.1%
2,000,000	Brazilian Government International Bond (USD)	3.88%	06/12/30	2,091,500

	Colombia — 0.2%
684,000	Colombia Government International Bond (USD)	4.50%	01/28/26	765,981
437,000	Colombia Government International Bond (USD)	3.88%	04/25/27	480,945
3,700,000	Colombia Government International Bond (USD)	3.00%	01/30/30	3,856,787
1,233,000	Colombia Government International Bond (USD)	5.20%	05/15/49	1,557,421
				6,661,134
	Dominican Republic — 0.1%
3,857,000	Dominican Republic International Bond (USD) (j)	6.00%	07/19/28	4,402,997
330,000	Dominican Republic International Bond (USD) (d)	4.50%	01/30/30	347,246
				4,750,243
	Egypt — 0.0%
800,000	Egypt Government International Bond (USD) (d)	5.58%	02/21/23	837,587
400,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	447,019
				1,284,606

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Indonesia — 0.1%
757,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	$822,589
2,000,000	Perusahaan Penerbit SBSN Indonesia III (USD) (d)	2.80%	06/23/30	2,120,440
				2,943,029
	Mexico — 0.2%
8,172,000	Mexico Government International Bond (USD)	2.66%	05/24/31	8,199,703
1,160,000	Mexico Government International Bond (USD)	3.77%	05/24/61	1,160,000
				9,359,703
	Panama — 0.1%
4,783,000	Panama Government International Bond (USD)	3.16%	01/23/30	5,246,401

	Paraguay — 0.1%
600,000	Paraguay Government International Bond (USD) (j)	4.63%	01/25/23	639,006
2,500,000	Paraguay Government International Bond (USD) (d)	4.95%	04/28/31	2,975,025
				3,614,031
	Peru — 0.2%
1,175,000	Peruvian Government International Bond (USD)	4.13%	08/25/27	1,368,664
5,675,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	6,200,278
				7,568,942
	Qatar — 0.1%
3,324,000	Qatar Government International Bond (USD) (j)	4.50%	04/23/28	4,027,052
1,853,000	Qatar Government International Bond (USD) (j)	4.63%	06/02/46	2,499,108
				6,526,160
	Russia — 0.0%
1,600,000	Russian Foreign Bond - Eurobond (USD) (j)	4.38%	03/21/29	1,855,987

	Saudi Arabia — 0.1%
4,040,000	Saudi Government International Bond (USD) (j)	3.63%	03/04/28	4,515,984
320,000	Saudi Government International Bond (USD) (d)	2.75%	02/03/32	337,614
1,200,000	Saudi Government International Bond (USD) (j)	4.50%	10/26/46	1,475,928
200,000	Saudi Government International Bond (USD) (d)	3.75%	01/21/55	223,230
				6,552,756
	South Africa — 0.1%
3,524,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	3,634,682
1,000,000	Republic of South Africa Government International Bond (USD)	5.75%	09/30/49	966,912
				4,601,594
	Turkey — 0.0%
400,000	Turkey Government International Bond (USD)	3.25%	03/23/23	392,170

	United Arab Emirates — 0.1%
2,837,000	Abu Dhabi Government International Bond (USD) (j)	2.50%	09/30/29	3,060,819

	Uruguay — 0.1%
173,486	Uruguay Government International Bond (USD)	4.38%	10/27/27	204,249
2,960,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	3,582,562
				3,786,811
	Total Foreign Sovereign Bonds and Notes			70,295,886
	(Cost $68,034,503)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Rate (l)	Stated Maturity (m)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 0.4%
	Containers & Packaging — 0.2%
$3,000,000	Charter Nex U.S. Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	11/24/27	$2,992,500
4,621,647	Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	10/30/25	4,573,998
				7,566,498
	Environmental — 0.0%
500,000	GFL Environmental, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	05/31/25	498,660

	Food and Beverage — 0.0%
175,056	Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	172,910
1,629	Hostess Brands LLC, Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	1,609
468,428	Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	462,688
				637,207
	Gaming — 0.0%
250,000	VICI Properties, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.90%	12/22/24	243,380

	Healthcare — 0.0%
248,125	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. Libor + 2.00%, 0.00% Floor	2.10%	11/15/27	244,128

	Medical Equipment & Devices — 0.1%
4,250,000	Avantor Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	11/06/27	4,244,688

	Pharmaceuticals — 0.0%
768,391	Bausch Health Cos., Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.14%	06/01/25	758,786
97,661	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.90%	02/04/27	96,092
				854,878
	Telecommunications — 0.1%
2,000,000	Intelsat Jackson Holdings S.A. Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.75%	11/27/23	2,022,220
1,250,000	Intelsat Jackson Holdings S.A. Term Loan B	8.63%	01/02/24	1,267,187
				3,289,407
	Wirelines — 0.0%
248,125	CenturyLink, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.40%	03/15/27	242,361
646,750	Front Range Bidco, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.15%	03/09/27	634,824
750,000	Level 3 Parent LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.90%	03/01/27	731,782
				1,608,967
	Total Senior Floating-Rate Loan Interests			19,187,813
	(Cost $18,860,213)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CAPITAL PREFERRED SECURITIES — 0.0%
	Electric — 0.0%
$300,000	Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (e)	3.33%	10/01/42	$300,162
	Total Capital Preferred Securities			300,162
	(Cost $290,250)

U.S. TREASURY BILLS — 14.3%

20,625,000	U.S. Cash Management Bill	(n)	02/02/21	20,622,834
75,780,000	U.S. Treasury Bill	(n)	12/03/20	75,779,821
32,265,000	U.S. Treasury Bill	(n)	12/08/20	32,264,749
23,650,000	U.S. Treasury Bill	(n)	12/10/20	23,649,749
36,250,000	U.S. Treasury Bill	(n)	12/15/20	36,249,295
154,150,000	U.S. Treasury Bill	(n)	12/17/20	154,146,233
81,455,000	U.S. Treasury Bill	(n)	01/07/21	81,448,931
13,880,000	U.S. Treasury Bill	(n)	01/14/21	13,878,855
115,830,000	U.S. Treasury Bill	(n)	01/21/21	115,818,513
12,370,000	U.S. Treasury Bill	(n)	01/26/21	12,368,509
64,500,000	U.S. Treasury Bill	(n)	02/04/21	64,490,975
11,500,000	U.S. Treasury Bill	(n)	02/11/21	11,498,332
	Total U.S. Treasury Bills			642,216,796
	(Cost $642,196,342)

Shares	Description	Value

MONEY MARKET FUNDS — 2.1%
94,737,088	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (o)	94,737,088
	(Cost $94,737,088)
	Total Investments — 119.2%	5,363,717,986
	(Cost $5,272,519,679) (p)
	Net Other Assets and Liabilities — (19.2)%	(863,675,309)
	Net Assets — 100.0%	$4,500,042,677

1

Futures Contracts at November 30, 2020:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. Treasury Ultra Bond Futures	Long	33	Mar-2021	$7,129,031	$(16,573)
U.S. 10-Year Ultra Treasury Notes	Short	124	Mar-2021	(19,483,500)	(29,919)
				$(12,354,469)	$(46,492)

(a)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	All or a portion of this security is part of a mortgage dollar roll agreement.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2020, securities noted as such amounted to $502,944,435 or 11.2% of net assets.
(e)	Floating or variable rate security.
(f)	Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at November 30, 2020. At a predetermined date, the fixed rate will change to a floating rate.
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At November 30, 2020, securities noted as such are valued at $18,519,299 or 0.4% of net assets.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(l)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(m)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(n)	Zero coupon security.
(o)	Rate shown reflects yield as of November 30, 2020.
(p)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $97,510,180 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,358,365. The net unrealized appreciation was $91,151,815. The unrealized amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rates
SOFR	- Secured Overnight Finance Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
USD	- United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,607,195,263	$—	$1,607,195,263	$—
U.S. Government Agency Mortgage-Backed Securities	1,312,183,520	—	1,312,183,520	—
Corporate Bonds and Notes*	776,536,423	—	776,536,423	—
Asset-Backed Securities	317,746,041	—	317,746,041	—
Mortgage-Backed Securities	286,174,828	—	286,174,828	—
Foreign Corporate Bonds and Notes*	154,206,488	—	154,206,488	—
Municipal Bonds**	82,937,678	—	82,937,678	—
Foreign Sovereign Bonds and Notes ***	70,295,886	—	70,295,886	—
Senior Floating-Rate Loan Interests*	19,187,813	—	19,187,813	—
Capital Preferred Securities*	300,162	—	300,162	—
U.S. Treasury Bills	642,216,796	—	642,216,796	—
Money Market Funds	94,737,088	94,737,088	—	—
Total Investments	$5,363,717,986	$94,737,088	$5,268,980,898	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(46,492)	$(46,492)	$—	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for state breakout.
***	See Portfolio of Investments for country breakout.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 28.0%
	Agriculture — 0.5%
$30,000	BAT Capital Corp.	2.73%	03/25/31	$30,874
250,000	BAT Capital Corp.	4.54%	08/15/47	282,841
645,000	Reynolds American, Inc.	5.85%	08/15/45	827,652
				1,141,367
	Airlines — 1.0%
338,525	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	288,834
259,388	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	259,294
318,073	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1	6.72%	01/02/23	321,320
600,000	JetBlue Pass-Through Trust, Series 2020-1A	4.00%	11/15/32	640,656
527,104	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	521,003
26,811	US Airways Pass-Through Trust, Series 2001-011G	7.08%	03/20/21	25,899
129,626	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	128,466
				2,185,472
	Auto Manufacturers — 1.5%
310,000	Daimler Finance North America LLC (a)	2.20%	10/30/21	314,834
520,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	1.12%	02/15/22	523,530
350,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	351,041
30,000	Ford Motor Credit Co. LLC	5.75%	02/01/21	30,206
125,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)	1.04%	04/05/21	124,367
300,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	1.10%	10/12/21	295,068
96,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	96,480
300,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	302,250
250,000	General Motors Financial Co., Inc.	4.20%	03/01/21	251,368
475,000	General Motors Financial Co., Inc.	3.55%	04/09/21	479,835
405,000	General Motors Financial Co., Inc.	3.20%	07/06/21	410,071
115,000	General Motors Financial Co., Inc.	4.38%	09/25/21	118,308
80,000	General Motors Financial Co., Inc.	3.45%	04/10/22	82,480
				3,379,838
	Banks — 2.6%
465,000	Bank of America Corp., Medium-Term Note (c)	3.97%	02/07/30	545,999
165,000	Bank of America Corp., Medium-Term Note (c)	2.88%	10/22/30	180,711
100,000	Citigroup, Inc. (c)	2.88%	07/24/23	103,922
500,000	Citigroup, Inc. (c)	3.35%	04/24/25	541,816
225,000	Citigroup, Inc. (c)	4.08%	04/23/29	262,433
285,000	Citigroup, Inc. (c)	2.57%	06/03/31	303,191
135,000	Comerica, Inc. (c)	5.63%	(d)	148,500
355,000	JPMorgan Chase & Co. (c)	2.18%	06/01/28	373,457
200,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	234,397
250,000	Morgan Stanley, 3 Mo. LIBOR + 0.93% (b)	1.15%	07/22/22	251,211
510,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	567,306
270,000	Wells Fargo & Co. (c)	3.07%	04/30/41	294,985
510,000	Wells Fargo & Co., Medium-Term Note (c)	3.58%	05/22/28	576,852
230,000	Wells Fargo & Co., Medium-Term Note (c)	2.39%	06/02/28	242,959
250,000	Wells Fargo & Co., Medium-Term Note	4.15%	01/24/29	296,488
265,000	Wells Fargo & Co., Medium-Term Note (c)	2.88%	10/30/30	288,298
360,000	Wells Fargo & Co., Medium-Term Note (c)	2.57%	02/11/31	383,158
235,000	Wells Fargo & Co., Medium-Term Note (c)	5.01%	04/04/51	336,490
				5,932,173

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Beverages — 0.4%
$235,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	$308,034
215,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	273,351
390,000	Constellation Brands, Inc.	4.25%	05/01/23	424,559
				1,005,944
	Biotechnology — 0.3%
650,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (b)	0.74%	09/29/23	651,475

	Chemicals — 0.3%
400,000	International Flavors & Fragrances, Inc.	4.45%	09/26/28	473,653
95,000	Nutrition & Biosciences, Inc. (a)	3.47%	12/01/50	103,959
				577,612
	Commercial Services — 0.2%
500,000	Global Payments, Inc.	3.80%	04/01/21	504,295
61,000	Service Corp. International	4.63%	12/15/27	64,774
				569,069
	Diversified Financial Services — 0.5%
570,000	Air Lease Corp.	3.88%	07/03/23	604,106
500,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	1.18%	06/01/21	494,778
				1,098,884
	Electric — 1.4%
75,000	Alliant Energy Finance LLC (a)	3.75%	06/15/23	80,533
600,000	Duquesne Light Holdings, Inc. (a)	5.90%	12/01/21	627,346
100,000	Evergy Metro, Inc.	4.20%	06/15/47	126,726
75,000	Florida Power & Light Co.	3.95%	03/01/48	99,441
100,000	Metropolitan Edison Co. (a)	3.50%	03/15/23	104,372
500,000	Pennsylvania Electric Co. (a)	4.15%	04/15/25	543,550
900,000	PNM Resources, Inc.	3.25%	03/09/21	906,618
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	129,068
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	526,419
75,000	Tucson Electric Power Co.	5.15%	11/15/21	77,492
				3,221,565
	Engineering & Construction — 0.1%
208,000	PowerTeam Services LLC (a)	9.03%	12/04/25	228,930

	Entertainment — 0.4%
189,000	Caesars Entertainment, Inc. (a)	6.25%	07/01/25	201,436
515,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	543,230
117,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	115,574
				860,240
	Environmental Control — 0.3%
200,000	Clean Harbors, Inc. (a)	4.88%	07/15/27	212,122
370,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	383,100
				595,222
	Food — 1.0%
100,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	140,808
55,000	Kraft Heinz Foods Co.	5.00%	06/04/42	63,112
730,000	Kraft Heinz Foods Co.	4.38%	06/01/46	780,808
480,000	Kraft Heinz Foods Co. (a)	4.88%	10/01/49	542,269

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Food (Continued)
$140,000	Kroger (The) Co.	4.45%	02/01/47	$180,241
20,000	Pilgrim’s Pride Corp. (a)	5.88%	09/30/27	21,525
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	461,340
				2,190,103
	Gas — 0.3%
500,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	711,776

	Healthcare-Products — 0.2%
150,000	Fresenius US Finance II, Inc. (a)	4.25%	02/01/21	150,861
208,000	Hologic, Inc. (a)	4.63%	02/01/28	221,910
				372,771
	Healthcare-Services — 2.0%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	697,642
135,000	Centene Corp.	4.25%	12/15/27	142,983
250,000	Centene Corp.	4.63%	12/15/29	274,386
340,000	Centene Corp.	3.00%	10/15/30	358,275
110,000	CommonSpirit Health	2.78%	10/01/30	113,815
200,000	Fresenius Medical Care US Finance II, Inc. (a)	5.88%	01/31/22	211,336
260,000	HCA, Inc.	5.00%	03/15/24	292,558
90,000	HCA, Inc.	5.25%	04/15/25	105,075
300,000	HCA, Inc.	3.50%	09/01/30	310,902
640,000	HCA, Inc.	5.25%	06/15/49	849,098
100,000	Humana, Inc.	3.15%	12/01/22	104,724
235,000	Partners Healthcare System, Inc., Series 2020	3.34%	07/01/60	262,905
380,000	Prime Healthcare Services, Inc. (a)	7.25%	11/01/25	397,575
190,000	Quest Diagnostics, Inc.	4.20%	06/30/29	227,278
150,000	Tenet Healthcare Corp.	4.63%	07/15/24	152,775
				4,501,327
	Household Products/Wares — 0.0%
60,000	Spectrum Brands, Inc.	6.13%	12/15/24	61,387

	Insurance — 1.0%
465,000	Farmers Insurance Exchange (a) (c)	4.75%	11/01/57	481,041
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	844,281
500,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (a) (b)	2.51%	12/15/24	499,750
220,000	Teachers Insurance & Annuity Association of America (a)	3.30%	05/15/50	240,762
175,000	Teachers Insurance & Annuity Association of America (a) (c)	4.38%	09/15/54	186,446
				2,252,280
	Media — 0.9%
609,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	642,498
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	132,428
20,000	CSC Holdings LLC (a)	5.38%	02/01/28	21,275
287,000	CSC Holdings LLC (a)	6.50%	02/01/29	321,350
325,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38%	08/15/26	252,484
150,000	Sirius XM Radio, Inc. (a)	3.88%	08/01/22	152,438
390,000	Walt Disney (The) Co.	4.00%	10/01/23	426,058
190,000	Walt Disney (The) Co.	2.65%	01/13/31	207,352
				2,155,883

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Miscellaneous Manufacturing — 0.3%
$205,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	$266,051
300,000	Ingersoll-Rand Co.	9.00%	08/15/21	316,488
				582,539
	Oil & Gas — 0.6%
88,000	Antero Resources Corp.	5.13%	12/01/22	83,292
100,000	Antero Resources Corp.	5.63%	06/01/23	89,625
236,000	Antero Resources Corp.	5.00%	03/01/25	185,702
170,000	EQT Corp.	3.90%	10/01/27	168,782
275,000	Exxon Mobil Corp.	2.61%	10/15/30	300,853
210,000	Exxon Mobil Corp.	4.33%	03/19/50	272,234
295,000	Hess Corp.	4.30%	04/01/27	318,457
				1,418,945
	Oil & Gas Services — 0.2%
340,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	352,435

	Packaging & Containers — 0.6%
490,000	Amcor Finance USA, Inc.	4.50%	05/15/28	581,937
58,000	Ball Corp.	4.00%	11/15/23	61,920
58,000	Graphic Packaging International LLC	4.88%	11/15/22	61,028
20,000	Mauser Packaging Solutions Holding Co. (a)	5.50%	04/15/24	20,279
60,000	Sealed Air Corp. (a)	5.50%	09/15/25	67,456
20,000	Sealed Air Corp. (a)	4.00%	12/01/27	21,450
405,000	WRKCo, Inc.	4.65%	03/15/26	474,150
				1,288,220
	Pharmaceuticals — 1.8%
390,000	AbbVie, Inc.	4.55%	03/15/35	495,603
105,000	AbbVie, Inc.	4.05%	11/21/39	127,934
200,000	AbbVie, Inc.	4.45%	05/14/46	254,580
20,000	AbbVie, Inc.	4.25%	11/21/49	25,358
100,000	Bayer US Finance II LLC (a)	3.50%	06/25/21	101,485
180,000	Bayer US Finance II LLC (a)	4.25%	12/15/25	206,282
880,000	Bayer US Finance II LLC (a)	4.38%	12/15/28	1,034,720
265,000	Bayer US Finance II LLC (a)	4.63%	06/25/38	322,403
645,000	Cigna Corp.	4.38%	10/15/28	776,911
420,000	CVS Health Corp.	5.05%	03/25/48	567,486
182,000	Elanco Animal Health, Inc.	5.27%	08/28/23	198,078
				4,110,840
	Pipelines — 1.5%
90,000	Cheniere Energy Partners L.P.	5.25%	10/01/25	92,453
70,000	Energy Transfer Operating L.P.	5.00%	05/15/50	73,847
185,000	Energy Transfer Operating L.P., Series B (c)	6.63%	(d)	151,931
370,000	Kinder Morgan, Inc.	5.55%	06/01/45	469,111
91,130	Pipeline Funding Co. LLC (a)	7.50%	01/15/30	120,246
145,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	158,840
350,000	Rockies Express Pipeline LLC (a)	4.95%	07/15/29	353,281
100,000	Rockies Express Pipeline LLC (a)	6.88%	04/15/40	106,500
56,591	Ruby Pipeline LLC (a)	7.75%	04/01/22	53,216
100,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	115,675
50,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	53,813
930,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	998,978

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$54,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	$55,272
510,000	Williams Cos., (The), Inc.	3.75%	06/15/27	574,481
				3,377,644
	Real Estate Investment Trusts — 5.1%
450,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/26	515,750
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	83,076
75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	79,179
500,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	543,758
300,000	Boston Properties L.P.	4.13%	05/15/21	302,254
250,000	Boston Properties L.P.	2.75%	10/01/26	269,444
200,000	Boston Properties L.P.	3.40%	06/21/29	220,845
550,000	Camden Property Trust	2.95%	12/15/22	573,640
500,000	CubeSmart L.P.	4.38%	02/15/29	588,092
515,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	549,049
665,000	CyrusOne L.P. / CyrusOne Finance Corp.	3.45%	11/15/29	712,398
200,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	216,155
250,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	283,101
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	204,800
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	212,917
115,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	123,507
3,000	Healthpeak Properties, Inc.	4.25%	11/15/23	3,287
75,000	Healthpeak Properties, Inc.	4.00%	06/01/25	84,858
500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	545,037
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	202,228
400,000	Kilroy Realty L.P.	3.45%	12/15/24	432,246
400,000	Kilroy Realty L.P.	4.38%	10/01/25	447,964
500,000	Kimco Realty Corp.	3.40%	11/01/22	525,991
505,000	Lexington Realty Trust	2.70%	09/15/30	523,947
117,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	125,702
250,000	National Retail Properties, Inc.	3.90%	06/15/24	270,712
40,000	SBA Communications Corp.	4.88%	09/01/24	41,050
380,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)	1.20%	08/16/21	377,485
325,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	334,688
300,000	Ventas Realty L.P.	3.75%	05/01/24	326,310
250,000	Ventas Realty L.P.	2.65%	01/15/25	266,792
75,000	Ventas Realty L.P.	4.00%	03/01/28	84,942
250,000	VEREIT Operating Partnership L.P.	4.63%	11/01/25	280,543
1,000,000	WEA Finance LLC (a)	3.15%	04/05/22	1,018,101
250,000	Welltower, Inc.	3.75%	03/15/23	265,891
				11,635,739
	Retail — 0.3%
100,000	Family Dollar Stores, Inc.	5.00%	02/01/21	100,684
100,000	FirstCash, Inc. (a)	4.63%	09/01/28	102,937
100,000	Walgreen Co.	3.10%	09/15/22	104,657
300,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	306,858
				615,136
	Semiconductors — 0.3%
205,000	Broadcom, Inc.	3.63%	10/15/24	224,725

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Semiconductors (Continued)
$415,000	Intel Corp.	3.73%	12/08/47	$509,782
				734,507
	Telecommunications — 2.4%
150,000	AT&T, Inc.	4.50%	05/15/35	181,937
200,000	AT&T, Inc.	5.25%	03/01/37	259,898
594,000	AT&T, Inc.	4.85%	03/01/39	744,900
60,000	AT&T, Inc.	4.80%	06/15/44	75,479
605,000	AT&T, Inc.	4.75%	05/15/46	751,412
300,000	Frontier Communications Corp. (a)	5.00%	05/01/28	305,250
289,000	Level 3 Financing, Inc.	5.38%	01/15/24	292,076
54,000	Qwest Corp.	6.75%	12/01/21	56,840
125,000	Qwest Corp.	7.25%	09/15/25	146,371
335,000	SES GLOBAL Americas Holdings G.P. (a)	5.30%	03/25/44	356,991
320,000	Sprint Corp.	7.88%	09/15/23	369,471
1,005,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.74%	03/20/25	1,086,028
90,000	T-Mobile USA, Inc.	6.00%	03/01/23	90,436
238,000	T-Mobile USA, Inc.	6.00%	04/15/24	242,850
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	79,458
125,000	T-Mobile USA, Inc. (a)	3.88%	04/15/30	143,574
35,000	T-Mobile USA, Inc. (a)	2.55%	02/15/31	36,505
250,000	T-Mobile USA, Inc. (a)	4.38%	04/15/40	305,573
				5,525,049
	Total Corporate Bonds and Notes			63,334,372
	(Cost $57,821,939)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.2%
	Collateralized Mortgage Obligations — 1.8%
	Federal Home Loan Mortgage Corporation
453,884	Series 2019-4919, Class FP, 1 Mo. LIBOR + 0.45% (b)	0.60%	09/25/49	457,581
	Federal National Mortgage Association
2,352,657	Series 2011-116, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.85%	11/25/41	411,221
506,700	Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (b)	1.35%	12/25/41	518,660
267,261	Series 2012-56, Class FK, 1 Mo. LIBOR + 0.45% (b)	0.60%	06/25/42	269,089
427,504	Series 2012-128, Class UA	2.50%	06/25/42	447,702
2,066,234	Series 2013-18, Class MI, IO	3.00%	02/25/33	141,761
457,462	Series 2019-33, Class FN, 1 Mo. LIBOR + 0.40% (b)	0.55%	07/25/49	461,379
	Government National Mortgage Association
1,478,597	Series 2003-110, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (e)	6.45%	10/20/33	222,920
1,879,356	Series 2018-63, Class IO, IO	4.00%	09/20/47	245,622
484,053	Series 2019-86, Class FE, 1 Mo. LIBOR + 0.40% (b)	0.55%	07/20/49	487,834
309,046	Series 2020-133, Class FA (f)	0.55%	02/20/49	309,595
				3,973,364
	Commercial Mortgage-Backed Securities — 7.3%
	Federal National Mortgage Association
5,146,063	Series 2012-M4, Class X1, IO (f) (g)	0.43%	04/25/22	22,727
1,220,322	Series 2014-M6, Class X2, IO (g) (h)	0.43%	05/25/21	14

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association (Continued)
$28,185,875	Series 2015-M4, Class X2, IO (g)	0.38%	07/25/22	$114,240
564,618	Series 2016-M2, Class AL	3.47%	04/25/36	579,067
235,736	Series 2016-M2, Class X3, IO (g) (h)	2.04%	04/25/36	2,882
2,733,612	Series 2016-M4, Class X2, IO (g)	2.66%	01/25/39	156,664
314,540	Series 2016-M11, Class X2, IO (g)	2.75%	07/25/39	7,791
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	271,188
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (f)	1.14%	07/25/33	467,137
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
58,629	Series 2011-K010, Class X3, IO (g)	4.42%	11/25/44	492
2,290,422	Series 2011-K011, Class X3, IO (g)	2.66%	12/25/43	116
5,413,749	Series 2011-K012, Class X3, IO (g)	2.34%	01/25/41	323
550,000	Series 2011-KAIV, Class X2, IO (g)	3.59%	06/25/41	4,953
8,139,000	Series 2012-K021, Class X3, IO (g)	2.03%	07/25/40	214,393
2,500,000	Series 2012-K022, Class X3, IO (g)	1.87%	08/25/40	63,308
11,075,000	Series 2013-K025, Class X3, IO (g)	1.81%	11/25/40	318,452
75,808,993	Series 2013-K031, Class X1, IO (g)	0.32%	04/25/23	335,030
17,577,074	Series 2013-K035, Class X1, IO (g)	0.49%	08/25/23	148,946
4,000,000	Series 2013-K035, Class X3, IO (g)	1.85%	12/25/41	169,038
2,500,000	Series 2014-K037, Class X3, IO (g)	2.28%	01/25/42	150,986
2,145,000	Series 2014-K039, Class X3, IO (g)	2.18%	08/25/42	165,241
1,522,900	Series 2014-K714, Class X3, IO (g)	4.73%	01/25/42	165
11,000,000	Series 2014-K715, Class X3, IO (g)	2.09%	02/25/41	65,293
30,235,000	Series 2014-K716, Class X3, IO (g)	1.85%	08/25/42	208,107
9,502,575	Series 2015-K042, Class X1, IO (g)	1.17%	12/25/24	345,705
14,319,072	Series 2015-K044, Class X1, IO (g)	0.86%	01/25/25	351,570
8,623,916	Series 2015-K045, Class X1, IO (g)	0.56%	01/25/25	132,764
489,875	Series 2015-K719, Class X1, IO (g)	0.82%	06/25/22	332
1,381,706	Series 2015-K720, Class X1, IO (g)	0.63%	08/25/22	7,437
4,822,983	Series 2016-K057, Class X1, IO (g)	1.32%	07/25/26	272,779
1,900,000	Series 2016-K060, Class X3, IO (g)	1.96%	12/25/44	184,886
5,067,367	Series 2016-KIR1, Class X, IO (g)	1.20%	03/25/26	241,970
9,914,378	Series 2016-KS05, Class X, IO (g)	0.76%	01/25/23	120,074
3,742,364	Series 2016-KS06, Class X, IO (g)	1.19%	08/25/26	163,959
4,986,788	Series 2016-KS07, Class X, IO (g)	0.78%	09/25/25	138,633
6,741,805	Series 2016-KW01, Class X1, IO (g)	1.11%	01/25/26	272,140
11,101,206	Series 2017-K726, Class X1, IO (g)	1.02%	04/25/24	255,603
2,230,000	Series 2017-K728, Class X3, IO (g)	2.02%	11/25/45	149,736
125,000	Series 2018-K155, Class A3	3.75%	04/25/33	152,407
125,000	Series 2018-W5FX, Class AFX (g)	3.34%	04/25/28	141,014
900,000	Series 2019K-1513, Class A3	2.80%	08/25/34	1,021,168
1,364,813	Series 2019-KC04, Class X1, IO (g)	1.41%	12/25/26	75,230
7,186,854	Series 2019-KC05, Class X1, IO (g)	1.34%	06/25/27	409,814
190,000	Series 2019-KF73, Class AL, 1 Mo. LIBOR + 0.60% (b)	0.74%	11/25/29	192,091
1,800,000	Series 2019-KS11, Class XFX, IO (g)	1.76%	06/25/29	189,888
470,000	Series 2020-KF75, Class AL, 1 Mo. LIBOR + 0.51% (b)	0.65%	12/25/29	477,561
305,000	Series 2020-KF80, Class AL, 1 Mo. LIBOR + 0.44% (b)	0.58%	06/25/30	307,597
1,005,000	Series 2020-KF84, Class AL, 1 Mo. LIBOR + 0.30% (b)	0.44%	07/25/30	1,009,846
2,060,000	Series 2020-KF85, Class AL, 1 Mo. LIBOR + 0.30% (b)	0.44%	08/25/30	2,071,741
894,997	Series 2020-KF86, Class AL, 1 Mo. LIBOR + 0.29% (b)	0.43%	08/25/27	899,517

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$1,950,000	Series 2020-KF87, Class AL, 1 Mo. LIBOR + 0.35% (b)	0.49%	08/25/30	$1,963,453
1,520,000	Series 2020-KF88, Class AL, 1 Mo. LIBOR + 0.33% (b)	0.47%	09/25/30	1,530,018
	Government National Mortgage Association
641,571	Series 2013-125, Class IO, IO (f)	0.52%	10/16/54	13,142
1,545,651	Series 2014-125, Class IO, IO (f)	0.91%	11/16/54	66,520
				16,625,148
	Pass-through Securities — 10.1%
	Federal Home Loan Mortgage Corporation
574,894	Pool WN0006	3.42%	07/01/30	656,698
	Federal National Mortgage Association
402,833	Pool 464398	5.97%	01/01/40	454,361
305,305	Pool 464400	5.97%	01/01/40	344,358
482,615	Pool AM2974	4.10%	04/01/43	554,055
326,000	Pool BL1882	3.60%	03/01/34	392,964
6,025,000	Pool TBA (i)	2.00%	12/15/50	6,258,031
2,425,000	Pool TBA (i)	2.50%	12/15/50	2,541,148
6,275,000	Pool TBA (i)	2.00%	01/15/51	6,505,518
5,050,000	Pool TBA (i)	2.50%	01/15/51	5,282,071
				22,989,204
	Total U.S. Government Agency Mortgage-Backed Securities			43,587,716
	(Cost $44,106,724)

MORTGAGE-BACKED SECURITIES — 14.4%
	Collateralized Mortgage Obligations — 13.8%
	Adjustable Rate Mortgage Trust
118,956	Series 2005-8, Class 3A21 (g)	3.07%	11/25/35	102,964
	Alternative Loan Trust
307,282	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)	0.65%	06/25/35	284,010
97,820	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	2.22%	01/25/36	93,476
355,408	Series 2006-33CB, Class 2A1	6.00%	11/25/36	284,825
311,261	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)	0.35%	06/25/37	286,186
	American Home Mortgage Assets Trust
1,681,371	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	1.44%	02/25/47	971,093
	American Home Mortgage Investment Trust
770,188	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)	0.73%	11/25/45	733,980
	Banc of America Funding Trust
972,783	Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.16% (b)	0.31%	01/25/37	859,618
	BCAP LLC Trust
353,260	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (b)	0.57%	04/25/37	303,363
1,000,000	Series 2015-RR2, Class 25A3 (a) (g)	0.36%	10/28/36	982,850
	Bear Stearns ALT-A Trust
1,107,768	Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (b)	1.07%	09/25/34	1,101,006
	Bear Stearns Mortgage Funding Trust
766,765	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	0.36%	07/25/36	711,740
680,197	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	0.33%	10/25/36	592,707
256,811	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.31%	01/25/37	236,881

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Bear Stearns Mortgage Funding Trust (Continued)
$231,177	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)	0.29%	03/25/37	$212,094
	CIM Trust
251,111	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)	1.23%	09/25/58	248,790
1,000,000	Series 2020-R7, Class A1A (a) (f)	2.25%	12/27/61	1,011,255
	Credit Suisse Mortgage Capital Certificates
845,664	Series 2019-RPL4, Class A1 (a)	3.49%	08/26/58	850,189
	Credit Suisse Mortgage Trust
144,838	Series 2010-7R, Class 1A12 (a)	4.00%	01/26/37	146,096
81,880	Series 2014-2R, Class 28A1 (a) (g)	3.00%	06/27/37	82,605
	DSLA Mortgage Loan Trust
84,024	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (b)	0.87%	01/19/45	74,640
	First Horizon Alternative Mortgage Securities Trust
58,173	Series 2004-AA4, Class A1 (g)	2.44%	10/25/34	58,829
	GreenPoint Mortgage Funding Trust
86,872	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	0.73%	02/25/36	85,457
499,514	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	0.35%	03/25/47	490,646
827,282	Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.20% (b)	0.35%	05/25/37	803,940
	GreenPoint MTA Trust
500,676	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (b)	0.63%	08/25/45	468,008
	HarborView Mortgage Loan Trust
221,912	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (b)	0.83%	06/20/35	212,510
611,491	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (b)	1.05%	06/20/35	592,173
969,292	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	1.15%	10/25/37	881,093
	HomeBanc Mortgage Trust
232,185	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.54% (b)	0.69%	10/25/35	233,404
	Impac CMB Trust
86,474	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	0.67%	04/25/35	85,468
	IndyMac INDX Mortgage Loan Trust
480,121	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)	0.79%	07/25/45	428,444
684,843	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (b)	0.57%	05/25/46	651,059
289,783	Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)	0.27%	08/25/36	268,348
201,175	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b)	0.34%	04/25/37	188,859
	JP Morgan Alternative Loan Trust
91,677	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)	0.49%	04/25/47	88,545
	Legacy Mortgage Asset Trust
1,010,007	Series 2020-GS2, Class A1 (a) (j)	2.75%	03/25/60	1,015,801
	Lehman Mortgage Trust
957,062	Series 2006-1, Class 1A5	5.50%	02/25/36	788,803
	Lehman XS Trust
336,087	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)	0.45%	11/25/35	332,378
917,046	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (b)	2.76%	02/25/36	911,810
	MASTR Adjustable Rate Mortgages Trust
820,000	Series 2004-14, Class B1, 1 Mo. LIBOR + 2.15% (b)	2.30%	01/25/35	847,142
509,813	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b)	0.30%	03/25/47	485,252
	Merrill Lynch Mortgage Investors Trust
197,264	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)	0.77%	08/25/28	193,141
287,896	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)	0.99%	11/25/29	292,253
	Morgan Stanley Resecuritization Trust
81,296	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (a) (b)	1.63%	06/26/47	77,985

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Opteum Mortgage Acceptance Corp Trust
$645,654	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (b)	0.75%	04/25/36	$623,591
	Structured Adjustable Rate Mortgage Loan Trust
60,225	Series 2005-12, Class 3A1 (g)	3.08%	06/25/35	59,358
569,333	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (b)	0.47%	12/25/36	543,344
797,422	Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (b)	0.63%	05/25/37	793,200
770,796	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (b)	0.59%	05/25/37	733,785
	Structured Asset Mortgage Investments II Trust
382,292	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)	0.61%	05/25/45	374,945
568,470	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (b)	0.61%	02/25/36	529,200
438,719	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (b)	0.59%	05/25/36	373,877
502,967	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)	0.34%	06/25/36	462,030
72,833	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (b)	0.57%	05/25/36	68,068
962,815	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)	0.35%	10/25/36	911,688
561,153	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.31%	01/25/37	493,566
225,842	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)	0.33%	01/25/37	196,836
807,510	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	2.24%	08/25/47	772,131
	Structured Asset Mortgage Investments Trust
191,480	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)	0.83%	11/19/33	188,629
	TBW Mortgage-Backed Trust
705,610	Series 2006-4, Class A4 (j)	6.66%	09/25/36	692,833
	WaMu Mortgage Pass-Through Certificates Trust
173,019	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b)	0.93%	10/25/44	173,376
409,830	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	1.74%	02/25/46	405,179
67,065	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	1.70%	09/25/46	61,314
1,067,816	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (b)	1.49%	06/25/47	999,883
	Washington Mutual Mortgage Pass-Through Certificates WMALT
861,343	Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.32% (b)	0.47%	01/25/47	856,250
	Wells Fargo Mortgage Backed Securities Trust
357,368	Series 2007-AR5, Class A1 (g)	3.16%	10/25/37	347,436
				31,312,235
	Commercial Mortgage-Backed Obligations — 0.6%
	COMM Mortgage Trust
1,532,860	Series 2012-CR4, Class XA, IO (g)	1.84%	10/15/45	39,491
5,600,000	Series 2020-CBM, Class XCP, IO (a) (g)	0.49%	02/10/37	111,132
	DBWF Mortgage Trust
600,000	Series 2016-85T, Class A (a)	3.79%	12/10/36	671,404
	GS Mortgage Securities Corp II
390,000	Series 2005-ROCK, Class A (a)	5.37%	05/03/32	450,991
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (a) (g)	0.35%	02/10/37	38,519
				1,311,537
	Total Mortgage-Backed Securities			32,623,772
	(Cost $32,836,574)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 12.3%
	321 Henderson Receivables LLC
$314,126	Series 2013-2A, Class A (a)	4.21%	03/15/62	$366,053
	ABFC Trust
101,087	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)	0.45%	05/25/37	96,856
1,213,170	Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (b)	1.40%	06/25/37	1,053,673
	ACE Securities Corp. Home Equity Loan Trust
1,014,240	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (b)	0.45%	06/25/36	846,105
	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs
837,778	Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (b)	1.22%	09/25/32	851,482
	Argent Securities Trust
1,421,086	Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (b)	0.53%	03/25/36	958,365
	Argent Securities, Inc.
160,000	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (b)	0.81%	11/25/35	155,467
	BCMSC Trust
2,369,065	Series 2000-A, Class A5 (b)	8.32%	06/15/30	770,768
	Carrington Mortgage Loan Trust
46,615	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.72% (b)	0.87%	10/25/35	46,665
	Citigroup Mortgage Loan Trust
1,197,283	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.10% (b)	0.25%	12/25/36	1,010,811
	Citigroup Mortgage Loan Trust, Inc.
16,656	Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.62% (b)	0.77%	10/25/35	17,160
425,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)	0.41%	06/25/37	410,307
	Conseco Finance Corp.
30,039	Series 1996-7, Class M1 (b)	7.70%	09/15/26	30,837
1,464,569	Series 1999-3, Class A8 (b)	7.06%	02/01/31	1,462,460
	CoreVest American Finance Trust
405,000	Series 2020-1, Class A2 (a)	2.30%	03/15/50	418,198
1,633,276	Series 2020-1, Class XA, IO (a) (g)	2.86%	03/15/50	181,024
1,546,995	Series 2020-3, Class XA, IO (a) (g)	3.61%	08/15/53	120,844
1,250,000	Series 2020-3, Class XB, IO (a) (g)	2.56%	08/15/53	207,562
	Countrywide Asset-Backed Certificates
197,372	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.34% (b)	0.49%	09/25/36	195,706
	Credit-Based Asset Servicing & Securitization LLC
957,000	Series 2006-MH1, Class B1 (a) (j)	6.25%	10/25/36	999,601
	EquiFirst Mortgage Loan Trust
91,312	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b)	0.87%	04/25/35	91,490
	First Franklin Mortgage Loan Trust
122,824	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (b)	0.45%	08/25/36	108,153
	Fremont Home Loan Trust
72,350	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (b)	0.83%	11/25/35	71,968
	GSAA Home Equity Trust
715,614	Series 2007-8, Class A3, 1 Mo. LIBOR + 0.45% (b)	0.60%	08/25/37	709,023
	GSAMP Trust
1,300,000	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.26% (b)	0.41%	06/25/36	1,253,825
1,380,929	Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (b)	0.29%	01/25/37	1,012,696
	JP Morgan Mortgage Acquisition Trust
904,553	Series 2006-CH2, Class AF6 (j)	5.54%	10/25/36	727,755
689,083	Series 2006-WF1, Class A5, steps up to 6.91% after Redemption Date (k)	6.91%	07/25/36	328,050
1,238,796	Series 2007-CH2, Class AF6 (j)	4.58%	01/25/37	890,314
	Lehman XS Trust
985,753	Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (b)	0.67%	02/25/47	939,195

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Long Beach Mortgage Loan Trust
$2,563,249	Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.16% (b)	0.31%	09/25/36	$1,058,587
	Mastr Asset Backed Securities Trust
147,328	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)	0.31%	11/25/36	109,934
	Mid-State Capital Trust
17,168	Series 2010-1, Class A (a)	3.50%	12/15/45	17,519
	Morgan Stanley ABS Capital I, Inc. Trust
2,203,459	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)	0.25%	10/25/36	1,342,058
1,433,320	Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (b)	0.33%	02/25/37	623,006
	Navient Student Loan Trust
30,104	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	0.66%	06/25/31	29,330
	NovaStar Mortgage Funding Trust
1,015,537	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)	0.35%	09/25/37	975,652
	RAMP Trust
1,050,000	Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.50% (b)	0.65%	05/25/36	1,019,315
	Residential Asset Mortgage Products, Inc.
123,596	Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)	0.70%	09/25/35	123,384
900,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.68% (b)	0.83%	03/25/36	895,238
	Residential Asset Securities Corp.
143,054	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (b)	0.78%	12/25/35	142,220
150,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (b)	0.65%	04/25/36	145,723
	SLM Student Loan Trust
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	0.96%	10/27/70	791,509
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	1.41%	01/25/83	267,734
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	1.41%	04/26/83	275,088
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)	2.06%	07/25/73	624,358
300,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)	2.06%	07/26/83	285,237
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)	2.46%	10/25/75	217,092
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)	2.46%	10/25/83	792,492
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	1.95%	09/25/43	95,579
	Soundview Home Loan Trust
270,889	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b)	0.40%	07/25/37	228,170
	Structured Receivables Finance LLC
126,369	Series 2010-B, Class A (a)	3.73%	08/15/36	132,711
	WaMu Asset-Backed Certificates WaMu Trust
1,828,652	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (b)	0.40%	04/25/37	954,653
	Washington Mutural Asset-Backed Certificates WMABS Trust
572,546	Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (b)	0.31%	10/25/36	480,088
	Total Asset-Backed Securities			27,959,090
	(Cost $28,284,137)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 7.4%
	Banks — 1.1%
200,000	Global Bank Corp. (USD) (c) (l)	5.25%	04/16/29	$216,975
540,000	HSBC Holdings PLC (USD) (c)	2.01%	09/22/28	549,448
125,000	Lloyds Bank PLC (USD)	3.30%	05/07/21	126,716
115,000	Lloyds Banking Group PLC (USD) (c)	2.86%	03/17/23	118,345
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	219,354
365,000	Lloyds Banking Group PLC (USD) (c)	3.87%	07/09/25	400,465
100,000	Santander UK Group Holdings PLC (USD) (c)	4.80%	11/15/24	111,070
650,000	Santander UK PLC (USD)	3.40%	06/01/21	659,843
				2,402,216
	Beverages — 0.1%
170,000	Bacardi Ltd. (USD) (a)	4.70%	05/15/28	197,020
15,000	Bacardi Ltd. (USD) (a)	5.30%	05/15/48	20,301
				217,321
	Commercial Services — 0.5%
200,000	DP World Crescent Ltd. (USD) (a)	4.85%	09/26/28	228,206
580,000	IHS Markit Ltd. (USD) (a)	4.75%	02/15/25	666,867
215,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	260,157
				1,155,230
	Diversified Financial Services — 1.4%
20,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	20,531
110,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	113,155
55,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	58,277
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.88%	01/23/28	117,475
100,000	Avolon Holdings Funding Ltd. (USD) (a)	3.95%	07/01/24	102,684
185,000	Avolon Holdings Funding Ltd. (USD) (a)	2.88%	02/15/25	181,163
1,690,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	1,950,449
250,000	Park Aerospace Holdings Ltd. (USD) (a)	3.63%	03/15/21	250,496
290,000	Park Aerospace Holdings Ltd. (USD) (a)	5.50%	02/15/24	309,822
				3,104,052
	Electric — 0.1%
250,000	Mong Duong Finance Holdings B.V. (USD) (l)	5.13%	05/07/29	264,429

	Environmental Control — 0.1%
300,000	Waste Connections, Inc. (USD)	2.60%	02/01/30	323,004

	Food — 0.0%
20,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	22,507

	Machinery-Diversified — 0.1%
110,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)	7.75%	04/15/26	114,400

	Media — 0.3%
200,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	08/15/26	209,625
270,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	05/15/29	293,379
100,000	Virgin Media Secured Finance PLC (USD) (a)	4.50%	08/15/30	105,100
				608,104
	Mining — 0.5%
250,000	Corp. Nacional del Cobre de Chile (USD) (l)	3.63%	08/01/27	277,909

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Mining (Continued)
200,000	Corp. Nacional del Cobre de Chile (USD) (l)	3.15%	01/14/30	$217,195
500,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	6.53%	11/15/28	624,266
				1,119,370
	Miscellaneous Manufacturing — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	44,232

	Oil & Gas — 1.5%
218,000	KazMunayGas National Co. JSC (USD) (l)	5.75%	04/19/47	288,366
400,000	Pertamina Persero PT (USD) (a)	3.10%	08/27/30	427,769
333,000	Petrobras Global Finance B.V. (USD)	5.09%	01/15/30	366,183
400,000	Petroleos del Peru S.A. (USD) (l)	4.75%	06/19/32	456,600
270,000	Petroleos Mexicanos (USD)	5.95%	01/28/31	251,842
370,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	341,271
105,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	90,469
110,000	Petroleos Mexicanos (USD)	6.95%	01/28/60	94,600
200,000	Petronas Capital Ltd. (USD) (a)	3.50%	04/21/30	229,369
200,000	Saudi Arabian Oil Co. (USD) (l)	4.25%	04/16/39	233,514
150,000	Shell International Finance B.V. (USD)	4.38%	05/11/45	193,751
10,000	Shell International Finance B.V. (USD)	4.00%	05/10/46	12,404
104,520	Transocean Pontus Ltd. (USD) (a)	6.13%	08/01/25	97,922
293,000	Transocean Poseidon Ltd. (USD) (a)	6.88%	02/01/27	246,853
				3,330,913
	Packaging & Containers — 0.0%
18,000	OI European Group B.V. (USD) (a)	4.00%	03/15/23	18,506

	Pipelines — 0.2%
400,000	Southern Gas Corridor CJSC (USD) (l)	6.88%	03/24/26	481,032

	Retail — 0.3%
510,000	Alimentation Couche-Tard, Inc. (USD) (a)	3.55%	07/26/27	572,462

	Savings & Loans — 0.4%
630,000	Nationwide Building Society (USD) (a) (c)	3.62%	04/26/23	655,183
135,000	Nationwide Building Society (USD) (a) (c)	3.77%	03/08/24	143,535
175,000	Nationwide Building Society (USD) (a) (c)	4.36%	08/01/24	190,219
				988,937
	Telecommunications — 0.7%
200,000	C&W Senior Financing DAC (USD) (a)	6.88%	09/15/27	216,176
750,000	Intelsat Jackson Holdings S.A. (USD) (a) (m)	8.50%	10/15/24	530,625
18,000	Intelsat Jackson Holdings S.A. (USD) (a) (m)	9.75%	07/15/25	12,809
200,000	SES S.A. (USD) (a)	3.60%	04/04/23	206,056
100,000	Vodafone Group PLC (USD)	3.75%	01/16/24	109,477
250,000	Vodafone Group PLC (USD)	5.25%	05/30/48	342,795
113,000	Vodafone Group PLC (USD)	4.88%	06/19/49	148,254
80,000	Vodafone Group PLC (USD)	4.25%	09/17/50	98,304
				1,664,496

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Transportation — 0.1%
200,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (a)	3.65%	05/07/30	$222,855
	Total Foreign Corporate Bonds and Notes			16,654,066
	(Cost $15,643,355)

FOREIGN SOVEREIGN BONDS AND NOTES — 3.1%
	Colombia — 0.6%
600,000	Colombia Government International Bond (USD)	3.88%	04/25/27	660,336
400,000	Colombia Government International Bond (USD)	3.00%	01/30/30	416,950
200,000	Colombia Government International Bond (USD)	5.20%	05/15/49	252,623
				1,329,909
	Dominican Republic — 0.2%
450,000	Dominican Republic International Bond (USD) (l)	6.00%	07/19/28	513,702

	Egypt — 0.1%
200,000	Egypt Government International Bond (USD) (a)	5.58%	02/21/23	209,397

	Indonesia — 0.1%
200,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	217,329

	Mexico — 0.5%
1,060,000	Mexico Government International Bond (USD)	2.66%	05/24/31	1,063,593

	Panama — 0.2%
400,000	Panama Government International Bond (USD)	3.16%	01/23/30	438,754

	Paraguay — 0.1%
200,000	Paraguay Government International Bond (USD) (a)	4.95%	04/28/31	238,002

	Peru — 0.2%
453,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	494,930

	Qatar — 0.3%
302,000	Qatar Government International Bond (USD) (l)	4.50%	04/23/28	365,876
200,000	Qatar Government International Bond (USD) (l)	4.63%	06/02/46	269,736
				635,612
	Russia — 0.1%
200,000	Russian Foreign Bond - Eurobond (USD) (l)	4.38%	03/21/29	231,998

	Saudi Arabia — 0.2%
200,000	Saudi Government International Bond (USD) (l)	4.50%	10/26/46	245,988
200,000	Saudi Government International Bond (USD) (a)	3.75%	01/21/55	223,230
				469,218
	South Africa — 0.2%
258,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	260,758
200,000	Republic of South Africa Government International Bond (USD)	4.85%	09/30/29	206,282
				467,040
	United Arab Emirates — 0.1%
200,000	Abu Dhabi Government International Bond (USD) (l)	2.50%	09/30/29	215,778

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS (Continued)
	Uruguay — 0.2%
130,143	Uruguay Government International Bond (USD)	4.38%	10/27/27	$153,220
200,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	242,065
				395,285
	Total Foreign Sovereign Bonds and Notes			6,920,547
	(Cost $6,551,929)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 2.0%
	California — 1.1%
$500,000	Los Angeles CA Unif School District	5.75%	07/01/34	689,430
500,000	Los Angeles Department of Water	6.01%	07/01/39	687,600
510,000	Regents of the University of CA Medical Center Pooled Rev	3.26%	05/15/60	553,962
430,000	San Francisco City & Cnty Arpt Comm-San Francisco Intl Arpt	5.00%	05/01/49	527,718
75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	89,738
				2,548,448
	Colorado — 0.1%
220,000	City & Cnty of Denver CO Arpt System Rev	2.24%	11/15/30	222,851

	Florida — 0.1%
105,000	Cnty of Miami-Dade FL Aviation Rev	3.45%	10/01/30	110,478
90,000	Greater Orlando Aviation Auth	5.00%	10/01/44	111,294
				221,772
	Massachusetts — 0.1%
255,000	Commonwealth of MA	3.00%	03/01/48	278,312

	New York — 0.6%
220,000	Metropolitan Transportation Authority	5.18%	11/15/49	247,828
330,000	New York City NY Transitional Fin Auth Rev	4.00%	08/01/38	379,625
365,000	New York City Water & Sewer System	3.00%	06/15/50	390,459
285,000	NY St Dorm Auth	4.00%	03/15/44	336,126
				1,354,038
	Total Municipal Bonds			4,625,421
	(Cost $4,264,243)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 0.1%
	Auto Manufacturers — 0.1%
295,000	Ford Motor Credit Co. LLC	2.88%	01/08/21	294,377
	Total Commercial Paper			294,377
	(Cost $294,128)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 19.2%

$850,000	U.S. Cash Management Bill	(n)	02/16/21	$849,909
775,000	U.S. Cash Management Bill	(n)	02/23/21	774,891
4,330,000	U.S. Treasury Bill	(n)	12/15/20	4,329,916
1,030,000	U.S. Treasury Bill	(n)	12/17/20	1,029,975
1,575,000	U.S. Treasury Bill	(n)	01/07/21	1,574,883
5,845,000	U.S. Treasury Bill	(n)	01/12/21	5,844,523
2,605,000	U.S. Treasury Bill	(n)	01/14/21	2,604,785
1,220,000	U.S. Treasury Bill	(n)	01/19/21	1,219,888
6,585,000	U.S. Treasury Bill	(n)	01/21/21	6,584,347
6,625,000	U.S. Treasury Bill	(n)	01/28/21	6,624,173
3,755,000	U.S. Treasury Bill	(n)	02/04/21	3,754,475
6,205,000	U.S. Treasury Bill	(n)	02/09/21	6,203,612
1,970,000	U.S. Treasury Bill	(n)	02/11/21	1,969,714
	Total U.S. Treasury Bills			43,365,091
	(Cost $43,363,132)

Shares	Description	Value

MONEY MARKET FUNDS — 1.9%
4,383,517	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (o)	4,383,517
	(Cost $4,383,517)
	Total Investments — 107.6%	243,747,969
	(Cost $237,549,678) (p)
	Net Other Assets and Liabilities — (7.6)%	(17,250,454)
	Net Assets — 100.0%	$226,497,515

1

Futures Contracts at November 30, 2020:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. 5-Year Treasury Notes	Long	48	Mar-2021	$6,049,500	$7,903
U.S. 10-Year Ultra Treasury Notes	Short	132	Mar-2021	(20,740,500)	(14,785)
Ultra U.S. Treasury Bond Futures	Short	55	Mar-2021	(11,881,719)	(23,528)
				$(26,572,719)	$(30,410)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2020, securities noted as such amounted to $32,024,309 or 14.1% of net assets.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at November 30, 2020. At a predetermined date, the fixed rate will change to a floating rate.
(d)	Perpetual maturity.
(e)	Inverse floating rate security.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	All or a portion of this security is part of a mortgage dollar roll agreement.
(j)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(m)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(n)	Zero coupon security.
(o)	Rate shown reflects yield as of November 30, 2020.
(p)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,849,558 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,681,677. The net unrealized appreciation was $6,167,881. The unrealized amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
USD	- United States Dollar

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$63,334,372	$—	$63,334,372	$—
U.S. Government Agency Mortgage-Backed Securities	43,587,716	—	43,587,716	—
Mortgage-Backed Securities	32,623,772	—	32,623,772	—
Asset-Backed Securities	27,959,090	—	27,959,090	—
Foreign Corporate Bonds and Notes*	16,654,066	—	16,654,066	—
Foreign Sovereign Bonds and Notes**	6,920,547	—	6,920,547	—
Municipal Bonds***	4,625,421	—	4,625,421	—
Commercial Paper*	294,377	—	294,377	—
U.S. Treasury Bills	43,365,091	—	43,365,091	—
Money Market Funds	4,383,517	4,383,517	—	—
Total Investments	243,747,969	4,383,517	239,364,452	—

Futures Contracts	7,903	7,903	—	—
Total	$243,755,872	$4,391,420	$239,364,452	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(38,313)	$(38,313)	$—	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 50.1%
	Collateralized Mortgage Obligations — 6.6%
	Federal Home Loan Mortgage Corporation
$79,244	Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)	0.44%	04/15/35	$79,389
126,873	Series 2010-3778, Class L	3.50%	12/15/25	133,447
203,447	Series 2017-360, Class 250	2.50%	11/15/47	209,762
118,394	Series 2020-4993, Class OP, PO	(b)	10/25/58	113,188
	Federal National Mortgage Association
193,271	Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)	0.58%	07/25/36	194,651
152,954	Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)	0.72%	06/25/41	154,802
323,031	Series 2018-50, Class BA	3.00%	07/25/48	335,490
24,495	Series 2018-86, Class JA	4.00%	05/25/47	25,388
142,033	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)	0.60%	11/25/49	142,921
	NCUA Guaranteed Notes Trust
147,844	Series 2010-R3, Class 2A, 1 Mo. LIBOR + 0.56% (a)	0.70%	12/08/20	147,845
				1,536,883
	Commercial Mortgage-Backed Securities — 4.8%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
272,093	Series 2014-K037, Class A1	2.59%	04/25/23	279,037
255,146	Series 2014-K038, Class A1	2.60%	10/25/23	260,782
178,999	Series 2016-KF18, Class A, 1 Mo. LIBOR + 0.52% (a)	0.66%	05/25/26	179,092
348,245	Series 2017-Q004, Class A4H (c)	2.79%	08/25/46	353,350
35,000	Series 2018-K158, Class A3	3.90%	10/25/33	43,297
				1,115,558
	Pass-through Securities — 38.7%
	Federal Home Loan Mortgage Corporation
123,708	Pool G08681	3.50%	12/01/45	132,174
71,247	Pool G08792	3.50%	12/01/47	75,420
190,475	Pool G60659	3.50%	08/01/46	207,172
213,957	Pool G61748	3.50%	11/01/48	233,537
246,934	Pool G67706	3.50%	12/01/47	269,085
351,375	Pool G67710	3.50%	03/01/48	378,449
139,589	Pool SD7502	3.50%	07/01/49	150,379
251,054	Pool SD7511	3.50%	01/01/50	271,523
134,265	Pool SD7513	3.50%	04/01/50	145,625
166,443	Pool ZM1779	3.00%	09/01/46	175,183
	Federal National Mortgage Association
275,000	Pool AM7516	3.55%	02/01/30	317,387
236,631	Pool AN7345	3.21%	11/01/37	273,703
80,694	Pool BE3619	4.00%	05/01/47	86,732
275,000	Pool BL0469	3.88%	11/01/30	327,569
89,418	Pool CA0995	3.50%	01/01/48	97,594
113,304	Pool FM2870	3.00%	03/01/50	121,703
97,543	Pool MA4093	2.00%	08/01/40	101,564
128,888	Pool MA4152	2.00%	10/01/40	134,202
75,000	Pool TBA (d)	1.50%	12/15/35	76,913
300,000	Pool TBA (d)	2.00%	12/15/35	312,375
575,000	Pool TBA (d)	2.00%	12/15/50	597,240
575,000	Pool TBA (d)	2.50%	12/15/50	602,540
1,025,000	Pool TBA (d)	2.00%	01/15/51	1,062,654
1,075,000	Pool TBA (d)	2.50%	01/15/51	1,124,401
	Government National Mortgage Association
111,940	Pool MA3873	3.00%	08/20/46	119,031

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$149,407	Pool MA4382	3.50%	04/20/47	$160,166
119,424	Pool MA4778	3.50%	10/20/47	127,983
85,708	Pool MA4779	4.00%	10/20/47	92,605
200,000	Pool TBA (d)	2.00%	12/15/50	209,251
325,000	Pool TBA (d)	2.50%	12/15/50	342,509
350,000	Pool TBA (d)	2.00%	01/15/51	365,369
350,000	Pool TBA (d)	2.50%	01/15/51	368,049
				9,060,087
	Total U.S. Government Agency Mortgage-Backed Securities			11,712,528
	(Cost $11,593,555)

ASSET-BACKED SECURITIES — 25.8%
	Accredited Mortgage Loan Trust
71,880	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.71% (a)	0.86%	04/25/35	71,878
173,207	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a)	1.19%	04/25/35	172,126
	ACE Securities Corp. Home Equity Loan Trust
120,840	Series 2006-OP2, Class A1, 1 Mo. LIBOR + 0.16% (a)	0.31%	08/25/36	117,408
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs
290,000	Series 2005-R11, Class M3, 1 Mo. LIBOR + 0.50% (a)	0.65%	01/25/36	280,031
	Ammc CLO 19 Ltd.
250,000	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (e)	1.38%	10/16/28	248,261
	Bear Stearns Asset Backed Securities I Trust
263,339	Series 2005-HE11, Class M2, 1 Mo. LIBOR + 0.68% (a)	0.83%	11/25/35	262,693
	BlueMountain CLO Ltd.
60,000	Series 2020-30A, Class B (a) (e) (f)	0.00%	01/15/33	60,043
	Credit-Based Asset Servicing and Securitization LLC
148,313	Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (e)	0.27%	07/25/37	116,952
	CWABS Asset-Backed Certificates Trust
215,000	Series 2005-1, Class MV6, 1 Mo. LIBOR + 0.73% (a)	0.88%	07/25/35	214,321
96,758	Series 2005-16, Class MV1, 1 Mo. LIBOR + 0.46% (a)	0.61%	05/25/36	96,456
	Fremont Home Loan Trust
109,008	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a)	0.89%	01/25/35	108,039
	GoldenTree Loan Opportunities Ltd.
400,000	Series 2014-9A, Class AR2, 3 Mo. LIBOR + 1.11% (a) (e)	1.32%	10/29/29	399,513
	GSAMP Trust
200,000	Series 2005-HE6, Class M2, 1 Mo. LIBOR + 0.45% (a)	0.60%	11/25/35	195,854
	JP Morgan Mortgage Acquisition Corp.
275,000	Series 2005-WMC1, Class M3, 1 Mo. LIBOR + 0.71% (a)	0.86%	09/25/35	266,931
269,310	Series 2006-FRE1, Class M1, 1 Mo. LIBOR + 0.39% (a)	0.54%	05/25/35	267,765
	JP Morgan Mortgage Acquisition Trust
160,964	Series 2006-CH1, Class M1, 1 Mo. LIBOR + 0.22% (a)	0.37%	07/25/36	160,833
153,460	Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a)	0.28%	12/25/36	118,950
	Long Beach Mortgage Loan Trust
151,462	Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)	0.89%	08/25/35	151,433
330,206	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)	0.31%	11/25/36	159,800
	Morgan Stanley Capital I, Inc., Trust
251,084	Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.29% (a)	0.44%	01/25/36	245,918
39,151	Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.29% (a)	0.44%	02/25/36	38,586

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Navient Student Loan Trust
$320,000	Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)	1.65%	10/25/58	$302,562
	Nelnet Student Loan Trust
215,000	Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (e)	1.10%	11/25/48	216,024
	Nomura Home Equity Loan, Inc., Home Equity Loan Trust
105,237	Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.41% (a)	0.56%	02/25/36	104,764
	Palmer Square CLO Ltd.
400,000	Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (e)	1.25%	04/18/31	396,975
	Securitized Asset Backed Receivables LLC Trust
121,011	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.24% (a)	0.39%	03/25/36	118,519
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)	2.06%	04/25/73	59,501
65,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)	2.06%	07/25/73	62,436
	Soundview Home Loan Trust
140,000	Series 2006-2, Class M2, 1 Mo. LIBOR + 0.35% (a)	0.50%	03/25/36	136,867
248,069	Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a)	0.32%	08/25/37	226,293
	Structured Asset Securities Corp. Mortgage Loan Trust
120,981	Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)	0.33%	04/25/36	115,791
	TAL Advantage LLC
98,250	Series 2020-1A, Class A (e)	2.05%	09/20/45	98,728
	TCI-Flatiron CLO Ltd.
250,000	Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (a) (e)	1.44%	07/17/28	249,809
	Textainer Marine Containers Ltd.
98,461	Series 2020-2A, Class A (e)	2.10%	09/20/45	99,007
98,483	Series 2020-3A, Class A (e)	2.11%	09/20/45	98,688
	Total Asset-Backed Securities			6,039,755
	(Cost $5,704,153)

MORTGAGE-BACKED SECURITIES — 19.0%
	Collateralized Mortgage Obligations — 7.5%
	Alternative Loan Trust
279,347	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)	0.63%	06/25/35	257,842
382,963	Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.16% (a)	0.31%	09/25/47	358,819
241,420	Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.18% (a)	0.33%	05/25/47	225,604
	Banc of America Funding Trust
168,970	Series 2015-R2, Class 4A1, 1 Mo. LIBOR + 0.17% (a) (e)	0.32%	09/29/36	168,274
	Bear Stearns ALT-A Trust
60,834	Series 2004-8, Class 2A, 1 Mo. LIBOR + 0.68% (a)	0.83%	09/25/34	60,749
	CHL Mortgage Pass-Through Trust
158,121	Series 2007-20, Class A1	6.50%	01/25/38	128,140
	GSR Mortgage Loan Trust
297,352	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.26% (a)	0.41%	08/25/46	180,390
	RALI Trust
189,639	Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.19% (a)	0.34%	07/25/36	188,849
	WaMu Mortgage Pass-Through Certificates Trust
81,013	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	1.74%	02/25/46	80,093

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust (Continued)
$119,920	Series 2006-AR17, Class 1A1A, 12 Mo. Treasury Average + 0.81% (a)	1.69%	12/25/46	$112,599
				1,761,359
	Commercial Mortgage-Backed Securities — 11.5%
	BAMLL Commercial Mortgage Securities Trust
105,000	Series 2018-PARK, Class A (c) (e)	4.23%	08/10/38	122,662
	BBCMS Trust
120,000	Series 2015-SRCH, Class A2 (e)	4.20%	08/10/35	135,434
	BX Commercial Mortgage Trust
35,000	Series 2018-IND, Class G, 1 Mo. LIBOR + 2.05% (a) (e)	2.19%	11/15/35	34,765
	CALI Mortgage Trust
100,000	Series 2019-101C, Class A (e)	3.96%	03/10/39	115,497
	Citigroup Commercial Mortgage Trust
583,947	Series 2012-GC8, Class XA, IO (c) (e)	1.92%	09/10/45	13,758
775,078	Series 2013-GC15, Class XA, IO (c)	1.01%	09/10/46	15,261
	COMM Mortgage Trust
4,670,034	Series 2012-CR4, Class XA, IO (c)	1.84%	10/15/45	120,314
1,323,733	Series 2014-CR17, Class XA, IO (c)	1.13%	05/10/47	34,740
1,947,163	Series 2014-UBS2, Class XA, IO (c)	1.32%	03/10/47	58,043
587,583	Series 2014-UBS3, Class XA, IO (c)	1.23%	06/10/47	18,469
11,151,000	Series 2014-UBS3, Class XB, IO (c) (e)	0.43%	06/10/47	121,699
30,000	Series 2018-HCLV, Class C, 1 Mo. LIBOR + 1.70% (a) (e)	1.84%	09/15/33	27,352
35,000	Series 2020-CX, Class E (c) (e)	2.68%	11/10/46	32,854
	CSAIL Commercial Mortgage Trust
2,311,752	Series 2015-C2, Class XA, IO (c)	0.89%	06/15/57	62,747
3,202,510	Series 2016-C5, Class XA, IO (c)	1.04%	11/15/48	116,764
	DBUBS Mortgage Trust
120,000	Series 2017-BRBK, Class A (e)	3.45%	10/10/34	128,885
	DC Office Trust
75,000	Series 2019-MTC, Class A (e)	2.97%	09/15/45	82,611
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (c) (e)	0.30%	12/10/40	28,853
	GS Mortgage Securities Trust
11,316,181	Series 2011-GC5, Class XA, IO (c) (e)	1.49%	08/10/44	35,664
	Hudson Yards Mortgage Trust
75,000	Series 2019-55HY, Class A (c) (e)	3.04%	12/10/41	83,342
	JP Morgan Chase Commercial Mortgage Securities Trust
1,952,655	Series 2013-LC11, Class XA, IO (c)	1.39%	04/15/46	46,726
	JPMBB Commercial Mortgage Securities Trust
1,061,324	Series 2015-C32, Class XA, IO (c)	1.38%	11/15/48	35,230
	MKT Mortgage Trust
95,000	Series 2020-525M, Class A (e)	2.69%	02/12/40	101,236
	Morgan Stanley Bank of America Merrill Lynch Trust
1,901,154	Series 2013-C13, Class XA, IO (c)	1.12%	11/15/46	44,500
	Natixis Commercial Mortgage Securities Trust
75,000	Series 2020-2PAC, Class A (e)	2.97%	12/15/38	78,631
	One Bryant Park Trust
125,000	Series 2019-OBP, Class A (e)	2.52%	09/15/54	133,718
	SFAVE Commercial Mortgage Securities Trust
270,000	Series 2015-5AVE, Class A2A (c) (e)	3.66%	01/05/43	263,127

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	UBS Commercial Mortgage Trust
$3,513,864	Series 2012-C1, Class XA, IO (c) (e)	2.25%	05/10/45	$61,561
	UBS-Barclays Commercial Mortgage Trust
5,401,371	Series 2012-C2, Class XA, IO (c) (e)	1.45%	05/10/63	88,092
708,821	Series 2012-C3, Class XA, IO (c) (e)	1.98%	08/10/49	17,608
	Wells Fargo Commercial Mortgage Trust
2,137,176	Series 2015-LC22, Class XA, IO (c)	0.92%	09/15/58	64,296
50,000	Series 2015-SG1, Class B (c)	4.61%	09/15/48	45,308
	WFRBS Commercial Mortgage Trust
668,347	Series 2012-C9, Class XA, IO (c) (e)	2.04%	11/15/45	17,843
4,513,442	Series 2014-C20, Class XA, IO (c)	1.12%	05/15/47	117,491
1,108,773	Series 2014-C22, Class XA, IO (c)	0.95%	09/15/57	26,489
5,173,386	Series 2014-C24, Class XA, IO (c)	0.98%	11/15/47	127,028
554,382	Series 2014-LC14, Class XA, IO (c)	1.36%	03/15/47	18,335
				2,676,933
	Total Mortgage-Backed Securities			4,438,292
	(Cost $4,177,971)

U.S. GOVERNMENT BONDS AND NOTES — 2.9%

70,000	U.S. Treasury Bond	1.63%	11/15/50	70,919
105,000	U.S. Treasury Note	0.13%	09/30/22	104,971
25,000	U.S. Treasury Note	0.13%	10/31/22	24,992
470,000	U.S. Treasury Note	0.88%	11/15/30	471,579
	Total U.S. Government Bonds and Notes			672,461
	(Cost $671,549)

U.S. TREASURY BILLS — 21.8%

105,000	U.S. Cash Management Bill	(b)	02/16/21	104,989
450,000	U.S. Treasury Bill	(b)	01/26/21	449,946
4,540,000	U.S. Treasury Bill	(b)	01/28/21	4,539,433
	Total U.S. Treasury Bills			5,094,368
	(Cost $5,094,251)

Shares	Description	Value

MONEY MARKET FUNDS — 1.9%
460,570	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (g)	460,570
	(Cost $460,570)
	Total Investments — 121.5%	28,417,974
	(Cost $27,702,049) (h)
	Net Other Assets and Liabilities — (21.5)%	(5,025,884)
	Net Assets — 100.0%	$23,392,090

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

1

Futures Contracts at November 30, 2020:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	13	Mar-2021	$2,871,070	$990
U.S. 5-Year Treasury Notes	Long	2	Mar-2021	252,063	230
U.S. 10-Year Ultra Treasury Notes	Short	6	Mar-2021	(942,750)	1,019
U.S. Treasury Ultra Bond Futures	Short	2	Mar-2021	(432,063)	981
				$1,748,320	$3,220

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	All or a portion of this security is part of a mortgage dollar roll agreement.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2020, securities noted as such amounted to $3,877,466 or 16.6% of net assets.
(f)	When-issued security. The interest rate shown reflects the rate in effect at November 30, 2020. On December 15, 2020, the rate will change to a 3 Month LIBOR + 1.80%.
(g)	Rate shown reflects yield as of November 30, 2020.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $755,038 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,893. The net unrealized appreciation was $719,145. The unrealized amounts presented are inclusive of derivative contracts.

IO	– Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	– London Interbank Offered Rate
PO	– Principal-Only Security
TBA	– To-Be-Announced Security

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$11,712,528	$—	$11,712,528	$—
Asset-Backed Securities	6,039,755	—	6,039,755	—
Mortgage-Backed Securities	4,438,292	—	4,438,292	—
U.S. Government Bonds and Notes	672,461	—	672,461	—
U.S. Treasury Bills	5,094,368	—	5,094,368	—
Money Market Funds	460,570	460,570	—	—
Total Investments	28,417,974	460,570	27,957,404	—
Futures Contracts	3,220	3,220	—	—
Total	$28,421,194	$463,790	$27,957,404	$—

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
105,663	First Trust Emerging Markets Local Currency Bond ETF (a)	$3,861,983
120,322	First Trust Enhanced Short Maturity ETF (a)	7,225,336
1,119,127	First Trust Low Duration Opportunities ETF (a)	57,769,336
459,698	First Trust Tactical High Yield ETF (a)	22,253,980
458,789	First Trust TCW Opportunistic Fixed Income ETF (a)	25,380,207
554,837	iShares 0-5 Year Investment Grade Corporate Bond ETF	28,973,588
	Total Exchange-Traded Funds — 100.0%	145,464,430
	(Cost $143,708,534)

	Money Market Funds — 0.0%
46,651	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	46,651
	(Cost $46,651)

	Total Investments — 100.0%	145,511,081
	(Cost $143,755,185) (c)
	Net Other Assets and Liabilities — (0.0)%	(19,773)
	Net Assets — 100.0%	$145,491,308

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of November 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,948,199 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $192,303. The net unrealized appreciation was $1,755,896.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$145,464,430	$—	$—
Money Market Funds	46,651	—	—
Total Investments	$145,511,081	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2020, and for the fiscal year-to-date period (September 1, 2020 to November 30, 2020) are as follows:
Security Name	Shares at 11/30/2020	Value at 8/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2020	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	105,663	$3,325,789	$864,718	$(476,957)	$214,469	$(66,036)	$3,861,983	$50,642
First Trust Enhanced Short Maturity ETF	120,322	12,981,008	2,841,679	(8,588,771)	1,225	(9,805)	7,225,336	16,985
First Trust Low Duration Opportunities ETF	1,119,127	38,996,208	18,904,506	(41,307)	(89,870)	(201)	57,769,336	274,448
First Trust Senior Loan Fund	—	6,685,589	1,147,920	(7,784,003)	(179,239)	129,733	—	16,856
First Trust Tactical High Yield ETF	459,698	6,753,583	15,083,758	(73,773)	490,970	(558)	22,253,980	220,420
First Trust TCW Opportunistic Fixed Income ETF	458,789	35,966,995	8,308,976	(18,905,952)	(578,199)	588,387	25,380,207	167,709
		$104,709,172	$47,151,557	$(35,870,763)	$(140,644)	$641,520	$116,490,842	$747,060

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.6%
1,298,214	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$1,298,214
	(Cost $1,298,214)
	Total Investments — 0.6%				1,298,214
	(Cost $1,298,214) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.7%
CALL OPTIONS PURCHASED — 101.1%

6,394	SPDR® S&P 500® ETF Trust	$231,501,164	$3.33	02/19/21	229,470,482
	(Cost $195,853,584)

PUT OPTIONS PURCHASED — 1.6%

6,394	SPDR® S&P 500® ETF Trust	231,501,164	333.48	02/19/21	3,537,559
	(Cost $20,337,630)
	Total Purchased Options				233,008,041
	(Cost $216,191,214)

WRITTEN OPTIONS — (3.2)%
CALL OPTIONS WRITTEN — (2.6)%

(6,394)	SPDR® S&P 500® ETF Trust	(231,501,164)	369.33	02/19/21	(5,826,468)
	(Premiums received $1,817,549)

PUT OPTIONS WRITTEN — (0.6)%

(6,394)	SPDR® S&P 500® ETF Trust	(231,501,164)	300.13	02/19/21	(1,467,859)
	(Premiums received $13,169,863)
	Total Written Options				(7,294,327)
	(Premiums received $14,987,412)
	Net Other Assets and Liabilities — (0.1)%				(163,577)
	Net Assets — 100.0%				$226,848,351

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $45,318,902 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,808,990. The net unrealized appreciation was $24,509,912. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,298,214	$1,298,214	$—	$—
Total Investments	1,298,214	1,298,214	—	—
Call Options Purchased	229,470,482	—	229,470,482	—
Put Options Purchased	3,537,559	—	3,537,559	—
Total	$234,306,255	$1,298,214	$233,008,041	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(5,826,468)	$—	$(5,826,468)	$—
Put Options Written	(1,467,859)	—	(1,467,859)	—
Total	$(7,294,327)	$—	$(7,294,327)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.5%
2,558,812	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$2,558,812
	(Cost $2,558,812)
	Total Investments — 0.5%				2,558,812
	(Cost $2,558,812) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.1%
CALL OPTIONS PURCHASED — 103.1%

13,432	SPDR® S&P 500® ETF Trust	$486,318,992	$3.32	02/19/21	482,066,529
	(Cost $375,936,022)

PUT OPTIONS PURCHASED — 1.0%

13,432	SPDR® S&P 500® ETF Trust	486,318,992	316.81	02/19/21	4,730,233
	(Cost $50,343,401)
	Total Purchased Options				486,796,762
	(Cost $426,279,423)

WRITTEN OPTIONS — (4.5)%
CALL OPTIONS WRITTEN — (4.4)%

(13,432)	SPDR® S&P 500® ETF Trust	(486,318,992)	358.49	02/19/21	(20,584,523)
	(Premiums received $2,887,146)

PUT OPTIONS WRITTEN — (0.1)%

(13,432)	SPDR® S&P 500® ETF Trust	(486,318,992)	233.44	02/19/21	(636,945)
	(Premiums received $17,507,326)
	Total Written Options				(21,221,468)
	(Premiums received $20,394,472)
	Net Other Assets and Liabilities — (0.1)%				(346,771)
	Net Assets — 100.0%				$467,787,335

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $123,000,888 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $63,310,545. The net unrealized appreciation was $59,690,343. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,558,812	$2,558,812	$—	$—
Total Investments	2,558,812	2,558,812	—	—
Call Options Purchased	482,066,529	—	482,066,529	—
Put Options Purchased	4,730,233	—	4,730,233	—
Total	$489,355,574	$2,558,812	$486,796,762	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(20,584,523)	$—	$(20,584,523)	$—
Put Options Written	(636,945)	—	(636,945)	—
Total	$(21,221,468)	$—	$(21,221,468)	$—

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
432,167	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$432,167
	(Cost $432,167)
	Total Investments — 0.7%				432,167
	(Cost $432,167) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 112.0%
CALL OPTIONS PURCHASED — 110.5%

1,855	SPDR® S&P 500® ETF Trust	$67,162,130	$2.86	05/21/21	66,496,382
	(Cost $56,625,119)

PUT OPTIONS PURCHASED — 1.5%

1,855	SPDR® S&P 500® ETF Trust	67,162,130	286.28	05/21/21	874,795
	(Cost $4,045,419)
	Total Purchased Options				67,371,177
	(Cost $60,670,538)

WRITTEN OPTIONS — (12.6)%
CALL OPTIONS WRITTEN — (11.8)%

(1,855)	SPDR® S&P 500® ETF Trust	(67,162,130)	335.15	05/21/21	(7,084,915)
	(Premiums received $2,919,919)

PUT OPTIONS WRITTEN — (0.8)%

(1,855)	SPDR® S&P 500® ETF Trust	(67,162,130)	257.65	05/21/21	(516,929)
	(Premiums received $2,657,538)
	Total Written Options				(7,601,844)
	(Premiums received $5,577,457)
	Net Other Assets and Liabilities — (0.1)%				(41,523)
	Net Assets — 100.0%				$60,159,977

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,011,872 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,335,620. The net unrealized appreciation was $4,676,252. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$432,167	$432,167	$—	$—
Total Investments	432,167	432,167	—	—
Call Options Purchased	66,496,382	—	66,496,382	—
Put Options Purchased	874,795	—	874,795	—
Total	$67,803,344	$432,167	$67,371,177	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(7,084,915)	$—	$(7,084,915)	$—
Put Options Written	(516,929)	—	(516,929)	—
Total	$(7,601,844)	$—	$(7,601,844)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%
92,974	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$92,974
	(Cost $92,974)
	Total Investments — 0.7%				92,974
	(Cost $92,974) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 117.4%
CALL OPTIONS PURCHASED — 116.2%

424	SPDR® S&P 500® ETF Trust	$15,351,344	$2.85	05/21/21	15,199,597
	(Cost $12,522,110)

PUT OPTIONS PURCHASED — 1.2%

424	SPDR® S&P 500® ETF Trust	15,351,344	271.97	05/21/21	153,635
	(Cost $919,091)
	Total Purchased Options				15,353,232
	(Cost $13,441,201)

WRITTEN OPTIONS — (18.0)%
CALL OPTIONS WRITTEN — (17.7)%

(424)	SPDR® S&P 500® ETF Trust	(15,351,344)	314.76	05/21/21	(2,320,175)
	(Premiums received $909,427)

PUT OPTIONS WRITTEN — (0.3)%

(424)	SPDR® S&P 500® ETF Trust	(15,351,344)	200.40	05/21/21	(40,747)
	(Premiums received $293,052)
	Total Written Options				(2,360,922)
	(Premiums received $1,202,479)
	Net Other Assets and Liabilities — (0.1)%				(9,070)
	Net Assets — 100.0%				$13,076,214

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,929,792 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,176,204. The net unrealized appreciation was $753,588. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$92,974	$92,974	$—	$—
Total Investments	92,974	92,974	—	—
Call Options Purchased	15,199,597	—	15,199,597	—
Put Options Purchased	153,635	—	153,635	—
Total	$15,446,206	$92,974	$15,353,232	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,320,175)	$—	$(2,320,175)	$—
Put Options Written	(40,747)	—	(40,747)	—
Total	$(2,360,922)	$—	$(2,360,922)	$—

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
431,769	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$431,769
	(Cost $431,769)
	Total Investments — 0.8%				431,769
	(Cost $431,769) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.5%
CALL OPTIONS PURCHASED — 104.0%

1,519	SPDR® S&P 500® ETF Trust	$54,996,914	$3.09	06/18/21	54,162,087
	(Cost $46,000,817)

PUT OPTIONS PURCHASED — 2.5%

1,519	SPDR® S&P 500® ETF Trust	54,996,914	308.64	06/18/21	1,287,348
	(Cost $4,851,358)
	Total Purchased Options				55,449,435
	(Cost $50,852,175)

WRITTEN OPTIONS — (7.2)%
CALL OPTIONS WRITTEN — (5.8)%

(1,519)	SPDR® S&P 500® ETF Trust	(54,996,914)	363.33	06/18/21	(3,032,802)
	(Premiums received $829,284)

PUT OPTIONS WRITTEN — (1.4)%

(1,519)	SPDR® S&P 500® ETF Trust	(54,996,914)	277.78	06/18/21	(728,580)
	(Premiums received $3,165,614)
	Total Written Options				(3,761,382)
	(Premiums received $3,994,898)
	Net Other Assets and Liabilities — (0.1)%				(37,200)
	Net Assets — 100.0%				$52,082,622

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,598,304 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,767,528. The net unrealized appreciation was $4,830,776. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$431,769	$431,769	$—	$—
Total Investments	431,769	431,769	—	—
Call Options Purchased	54,162,087	—	54,162,087	—
Put Options Purchased	1,287,348	—	1,287,348	—
Total	$55,881,204	$431,769	$55,449,435	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,032,802)	$—	$(3,032,802)	$—
Put Options Written	(728,580)	—	(728,580)	—
Total	$(3,761,382)	$—	$(3,761,382)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%
206,678	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$206,678
	(Cost $206,678)
	Total Investments — 0.8%				206,678
	(Cost $206,678) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 110.3%
CALL OPTIONS PURCHASED — 108.4%

784	SPDR® S&P 500® ETF Trust	$28,385,504	$3.08	06/18/21	27,955,410
	(Cost $24,091,501)

PUT OPTIONS PURCHASED — 1.9%

784	SPDR® S&P 500® ETF Trust	28,385,504	293.21	06/18/21	499,751
	(Cost $1,876,360)
	Total Purchased Options				28,455,161
	(Cost $25,967,861)

WRITTEN OPTIONS — (11.0)%
CALL OPTIONS WRITTEN — (10.5)%

(784)	SPDR® S&P 500® ETF Trust	(28,385,504)	340.37	06/18/21	(2,721,785)
	(Premiums received $1,154,558)

PUT OPTIONS WRITTEN — (0.5)%

(784)	SPDR® S&P 500® ETF Trust	(28,385,504)	216.05	06/18/21	(118,279)
	(Premiums received $577,240)
	Total Written Options				(2,840,064)
	(Premiums received $1,731,798)
	Net Other Assets and Liabilities — (0.1)%				(17,858)
	Net Assets — 100.0%				$25,803,917

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,322,870 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,943,836. The net unrealized appreciation was $1,379,034. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$206,678	$206,678	$—	$—
Total Investments	206,678	206,678	—	—
Call Options Purchased	27,955,410	—	27,955,410	—
Put Options Purchased	499,751	—	499,751	—
Total	$28,661,839	$206,678	$28,455,161	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,721,785)	$—	$(2,721,785)	$—
Put Options Written	(118,279)	—	(118,279)	—
Total	$(2,840,064)	$—	$(2,840,064)	$—

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.9%
357,098	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$357,098
	(Cost $357,098)
	Total Investments — 0.9%				357,098
	(Cost $357,098) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.1%
CALL OPTIONS PURCHASED — 102.4%

1,081	SPDR® S&P 500® ETF Trust	$39,138,686	$3.22	07/16/21	38,351,718
	(Cost $34,789,909)

PUT OPTIONS PURCHASED — 3.7%

1,081	SPDR® S&P 500® ETF Trust	39,138,686	321.72	07/16/21	1,365,303
	(Cost $2,937,812)
	Total Purchased Options				39,717,021
	(Cost $37,727,721)

WRITTEN OPTIONS — (6.9)%
CALL OPTIONS WRITTEN — (4.8)%

(1,081)	SPDR® S&P 500® ETF Trust	(39,138,686)	369.82	07/16/21	(1,812,837)
	(Premiums received $957,190)

PUT OPTIONS WRITTEN — (2.1)%

(1,081)	SPDR® S&P 500® ETF Trust	(39,138,686)	289.55	07/16/21	(781,563)
	(Premiums received $1,910,332)
	Total Written Options				(2,594,400)
	(Premiums received $2,867,522)
	Net Other Assets and Liabilities — (0.1)%				(41,507)
	Net Assets — 100.0%				$37,438,212

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,690,578 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,428,156. The net unrealized appreciation was $2,262,422. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$357,098	$357,098	$—	$—
Total Investments	357,098	357,098	—	—
Call Options Purchased	38,351,718	—	38,351,718	—
Put Options Purchased	1,365,303	—	1,365,303	—
Total	$40,074,119	$357,098	$39,717,021	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,812,837)	$—	$(1,812,837)	$—
Put Options Written	(781,563)	—	(781,563)	—
Total	$(2,594,400)	$—	$(2,594,400)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 0.9%
167,175	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$167,175
	(Cost $167,175)
	Total Investments — 0.9%				167,175
	(Cost $167,175) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 109.0%
CALL OPTIONS PURCHASED — 106.3%

564	SPDR® S&P 500® ETF Trust	$20,420,184	$3.21	07/16/21	20,138,749
	(Cost $18,161,465)

PUT OPTIONS PURCHASED — 2.7%

564	SPDR® S&P 500® ETF Trust	20,420,184	305.63	07/16/21	505,182
	(Cost $1,251,030)
	Total Purchased Options				20,643,931
	(Cost $19,412,495)

WRITTEN OPTIONS — (9.8)%
CALL OPTIONS WRITTEN — (9.2)%

(564)	SPDR® S&P 500® ETF Trust	(20,420,184)	348.74	07/16/21	(1,738,833)
	(Premiums received $957,846)

PUT OPTIONS WRITTEN — (0.6)%

(564)	SPDR® S&P 500® ETF Trust	(20,420,184)	225.20	07/16/21	(120,482)
	(Premiums received $365,725)
	Total Written Options				(1,859,315)
	(Premiums received $1,323,571)
	Net Other Assets and Liabilities — (0.1)%				(12,415)
	Net Assets — 100.0%				$18,939,376

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,222,527 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,526,835. The net unrealized appreciation was $695,692. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$167,175	$167,175	$—	$—
Total Investments	167,175	167,175	—	—
Call Options Purchased	20,138,749	—	20,138,749	—
Put Options Purchased	505,182	—	505,182	—
Total	$20,811,106	$167,175	$20,643,931	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,738,833)	$—	$(1,738,833)	$—
Put Options Written	(120,482)	—	(120,482)	—
Total	$(1,859,315)	$—	$(1,859,315)	$—

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
1,045,922	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$1,045,922
	(Cost $1,045,922)
	Total Investments — 1.0%				1,045,922
	(Cost $1,045,922) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.1%
CALL OPTIONS PURCHASED — 100.1%

3,018	SPDR® S&P 500® ETF Trust	$109,269,708	$3.39	08/20/21	107,782,173
	(Cost $100,030,489)

PUT OPTIONS PURCHASED — 5.0%

3,018	SPDR® S&P 500® ETF Trust	109,269,708	339.48	08/20/21	5,371,867
	(Cost $9,626,182)
	Total Purchased Options				113,154,040
	(Cost $109,656,671)

WRITTEN OPTIONS — (6.0)%
CALL OPTIONS WRITTEN — (3.2)%

(3,018)	SPDR® S&P 500® ETF Trust	(109,269,708)	389.42	08/20/21	(3,435,941)
	(Premiums received $2,206,029)

PUT OPTIONS WRITTEN — (2.8)%

(3,018)	SPDR® S&P 500® ETF Trust	(109,269,708)	305.53	08/20/21	(3,057,226)
	(Premiums received $6,158,298)
	Total Written Options				(6,493,167)
	(Premiums received $8,364,327)
	Net Other Assets and Liabilities — (0.1)%				(69,225)
	Net Assets — 100.0%				$107,637,570

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,852,756 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,484,227. The net unrealized appreciation was $5,368,529. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,045,922	$1,045,922	$—	$—
Total Investments	1,045,922	1,045,922	—	—
Call Options Purchased	107,782,173	—	107,782,173	—
Put Options Purchased	5,371,867	—	5,371,867	—
Total	$114,199,962	$1,045,922	$113,154,040	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,435,941)	$—	$(3,435,941)	$—
Put Options Written	(3,057,226)	—	(3,057,226)	—
Total	$(6,493,167)	$—	$(6,493,167)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
1,379,906	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$1,379,906
	(Cost $1,379,906)
	Total Investments — 1.0%				1,379,906
	(Cost $1,379,906) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.5%
CALL OPTIONS PURCHASED — 101.4%

4,040	SPDR® S&P 500® ETF Trust	$146,272,240	$3.38	08/20/21	143,266,480
	(Cost $133,225,876)

PUT OPTIONS PURCHASED — 4.1%

4,040	SPDR® S&P 500® ETF Trust	146,272,240	322.51	08/20/21	5,833,760
	(Cost $11,061,662)
	Total Purchased Options				149,100,240
	(Cost $144,287,538)

WRITTEN OPTIONS — (6.4)%
CALL OPTIONS WRITTEN — (5.5)%

(4,040)	SPDR® S&P 500® ETF Trust	(146,272,240)	368.78	08/20/21	(7,805,280)
	(Premiums received $5,858,988)

PUT OPTIONS WRITTEN — (0.9)%

(4,040)	SPDR® S&P 500® ETF Trust	(146,272,240)	237.64	08/20/21	(1,313,000)
	(Premiums received $3,056,700)
	Total Written Options				(9,118,280)
	(Premiums received $8,915,688)
	Net Other Assets and Liabilities — (0.1)%				(131,527)
	Net Assets — 100.0%				$141,230,339

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,784,304 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,174,194. The net unrealized appreciation was $4,610,110. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,379,906	$1,379,906	$—	$—
Total Investments	1,379,906	1,379,906	—	—
Call Options Purchased	143,266,480	—	143,266,480	—
Put Options Purchased	5,833,760	—	5,833,760	—
Total	$150,480,146	$1,379,906	$149,100,240	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(7,805,280)	$—	$(7,805,280)	$—
Put Options Written	(1,313,000)	—	(1,313,000)	—
Total	$(9,118,280)	$—	$(9,118,280)	$—

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
235,336	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$235,336
	(Cost $235,336)
	Total Investments — 1.1%				235,336
	(Cost $235,336) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.8%
CALL OPTIONS PURCHASED — 100.9%

630	SPDR® S&P 500® ETF Trust	$22,809,780	$3.31	09/17/21	22,382,487
	(Cost $20,608,438)

PUT OPTIONS PURCHASED — 4.9%

630	SPDR® S&P 500® ETF Trust	22,809,780	330.65	09/17/21	1,078,329
	(Cost $1,964,118)
	Total Purchased Options				23,460,816
	(Cost $22,572,556)

WRITTEN OPTIONS — (6.8)%
CALL OPTIONS WRITTEN — (3.9)%

(630)	SPDR® S&P 500® ETF Trust	(22,809,780)	385.21	09/17/21	(855,131)
	(Premiums received $510,239)

PUT OPTIONS WRITTEN — (2.9)%

(630)	SPDR® S&P 500® ETF Trust	(22,809,780)	297.59	09/17/21	(633,571)
	(Premiums received $1,245,556)
	Total Written Options				(1,488,702)
	(Premiums received $1,755,795)
	Net Other Assets and Liabilities — (0.1)%				(14,532)
	Net Assets — 100.0%				$22,192,918

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,386,034 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,230,681. The net unrealized appreciation was $1,155,353. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$235,336	$235,336	$—	$—
Total Investments	235,336	235,336	—	—
Call Options Purchased	22,382,487	—	22,382,487	—
Put Options Purchased	1,078,329	—	1,078,329	—
Total	$23,696,152	$235,336	$23,460,816	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(855,131)	$—	$(855,131)	$—
Put Options Written	(633,571)	—	(633,571)	—
Total	$(1,488,702)	$—	$(1,488,702)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%
319,898	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$319,898
	(Cost $319,898)
	Total Investments — 1.0%				319,898
	(Cost $319,898) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.4%
CALL OPTIONS PURCHASED — 103.6%

900	SPDR® S&P 500® ETF Trust	$32,585,400	$3.30	09/17/21	31,975,880
	(Cost $29,205,436)

PUT OPTIONS PURCHASED — 3.8%

900	SPDR® S&P 500® ETF Trust	32,585,400	314.12	09/17/21	1,182,338
	(Cost $2,391,460)
	Total Purchased Options				33,158,218
	(Cost $31,596,896)

WRITTEN OPTIONS — (8.3)%
CALL OPTIONS WRITTEN — (7.4)%

(900)	SPDR® S&P 500® ETF Trust	(32,585,400)	361.24	09/17/21	(2,275,563)
	(Premiums received $1,413,993)

PUT OPTIONS WRITTEN — (0.9)%

(900)	SPDR® S&P 500® ETF Trust	(32,585,400)	231.46	09/17/21	(298,982)
	(Premiums received $692,578)
	Total Written Options				(2,574,545)
	(Premiums received $2,106,571)
	Net Other Assets and Liabilities — (0.1)%				(21,671)
	Net Assets — 100.0%				$30,881,900

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,164,040 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,070,692. The net unrealized appreciation was $1,093,348. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$319,898	$319,898	$—	$—
Total Investments	319,898	319,898	—	—
Call Options Purchased	31,975,880	—	31,975,880	—
Put Options Purchased	1,182,338	—	1,182,338	—
Total	$33,478,116	$319,898	$33,158,218	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,275,563)	$—	$(2,275,563)	$—
Put Options Written	(298,982)	—	(298,982)	—
Total	$(2,574,545)	$—	$(2,574,545)	$—

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
593,614	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$593,614
	(Cost $593,614)
	Total Investments — 1.1%				593,614
	(Cost $593,614) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.1%
CALL OPTIONS PURCHASED — 98.6%

1,462	SPDR® S&P 500® ETF Trust	$52,933,172	$3.47	10/15/21	52,002,124
	(Cost $49,290,423)

PUT OPTIONS PURCHASED — 6.5%

1,462	SPDR® S&P 500® ETF Trust	52,933,172	347.29	10/15/21	3,404,807
	(Cost $4,830,646)
	Total Purchased Options				55,406,931
	(Cost $54,121,069)

WRITTEN OPTIONS — (6.1)%
CALL OPTIONS WRITTEN — (2.3)%

(1,462)	SPDR® S&P 500® ETF Trust	(52,933,172)	403.62	10/15/21	(1,244,817)
	(Premiums received $828,293)

PUT OPTIONS WRITTEN — (3.8)%

(1,462)	SPDR® S&P 500® ETF Trust	(52,933,172)	312.56	10/15/21	(1,999,699)
	(Premiums received $3,066,578)
	Total Written Options				(3,244,516)
	(Premiums received $3,894,871)
	Net Other Assets and Liabilities — (0.1)%				(30,459)
	Net Assets — 100.0%				$52,725,570

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,778,580 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,842,363. The net unrealized appreciation was $1,936,217. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$593,614	$593,614	$—	$—
Total Investments	593,614	593,614	—	—
Call Options Purchased	52,002,124	—	52,002,124	—
Put Options Purchased	3,404,807	—	3,404,807	—
Total	$56,000,545	$593,614	$55,406,931	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,244,817)	$—	$(1,244,817)	$—
Put Options Written	(1,999,699)	—	(1,999,699)	—
Total	$(3,244,516)	$—	$(3,244,516)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%
398,107	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$398,107
	(Cost $398,107)
	Total Investments — 1.1%				398,107
	(Cost $398,107) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.1%
CALL OPTIONS PURCHASED — 100.1%

1,032	SPDR® S&P 500® ETF Trust	$37,364,592	$3.46	10/15/21	36,708,413
	(Cost $34,508,257)

PUT OPTIONS PURCHASED — 5.0%

1,032	SPDR® S&P 500® ETF Trust	37,364,592	329.93	10/15/21	1,845,253
	(Cost $2,844,882)
	Total Purchased Options				38,553,666
	(Cost $37,353,139)

WRITTEN OPTIONS — (6.1)%
CALL OPTIONS WRITTEN — (4.9)%

(1,032)	SPDR® S&P 500® ETF Trust	(37,364,592)	379.73	10/15/21	(1,792,059)
	(Premiums received $1,174,657)

PUT OPTIONS WRITTEN — (1.2)%

(1,032)	SPDR® S&P 500® ETF Trust	(37,364,592)	243.10	10/15/21	(463,612)
	(Premiums received $782,095)
	Total Written Options				(2,255,671)
	(Premiums received $1,956,752)
	Net Other Assets and Liabilities — (0.1)%				(21,993)
	Net Assets — 100.0%				$36,674,109

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,518,639 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,617,031. The net unrealized appreciation was $901,608. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$398,107	$398,107	$—	$—
Total Investments	398,107	398,107	—	—
Call Options Purchased	36,708,413	—	36,708,413	—
Put Options Purchased	1,845,253	—	1,845,253	—
Total	$38,951,773	$398,107	$38,553,666	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,792,059)	$—	$(1,792,059)	$—
Put Options Written	(463,612)	—	(463,612)	—
Total	$(2,255,671)	$—	$(2,255,671)	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.2%
1,767,017	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$1,767,017
	(Cost $1,767,017)
	Total Investments — 1.2%				1,767,017
	(Cost $1,767,017) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 106.1%
CALL OPTIONS PURCHASED — 98.4%

4,080	SPDR® S&P 500® ETF Trust	$147,720,480	$3.55	11/19/21	145,156,309
	(Cost $142,252,324)

PUT OPTIONS PURCHASED — 7.7%

4,080	SPDR® S&P 500® ETF Trust	147,720,480	355.33	11/19/21	11,308,575
	(Cost $12,406,920)
	Total Purchased Options				156,464,884
	(Cost $154,659,244)

WRITTEN OPTIONS — (7.2)%
CALL OPTIONS WRITTEN — (2.6)%

(4,080)	SPDR® S&P 500® ETF Trust	(147,720,480)	404.08	11/19/21	(3,930,412)
	(Premiums received $3,042,887)

PUT OPTIONS WRITTEN — (4.6)%

(4,080)	SPDR® S&P 500® ETF Trust	(147,720,480)	319.80	11/19/21	(6,737,232)
	(Premiums received $7,777,484)
	Total Written Options				(10,667,644)
	(Premiums received $10,820,371)
	Net Other Assets and Liabilities — (0.1)%				(87,851)
	Net Assets — 100.0%				$147,476,406

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,944,237 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,985,870. The net unrealized appreciation was $1,958,367. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,767,017	$1,767,017	$—	$—
Total Investments	1,767,017	1,767,017	—	—
Call Options Purchased	145,156,309	—	145,156,309	—
Put Options Purchased	11,308,575	—	11,308,575	—
Total	$158,231,901	$1,767,017	$156,464,884	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(3,930,412)	$—	$(3,930,412)	$—
Put Options Written	(6,737,232)	—	(6,737,232)	—
Total	$(10,667,644)	$—	$(10,667,644)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description				Value

MONEY MARKET FUNDS — 1.2%
1,164,246	Dreyfus Government Cash Management Fund, Institutional Shares - 0.01% (a)				$1,164,246
	(Cost $1,164,246)
	Total Investments — 1.2%				1,164,246
	(Cost $1,164,246) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 105.3%
CALL OPTIONS PURCHASED — 99.3%

2,722	SPDR® S&P 500® ETF Trust	$98,552,732	$3.54	11/19/21	96,844,747
	(Cost $94,303,924)

PUT OPTIONS PURCHASED — 6.0%

2,722	SPDR® S&P 500® ETF Trust	98,552,732	337.56	11/19/21	5,836,527
	(Cost $6,796,301)
	Total Purchased Options				102,681,274
	(Cost $101,100,225)

WRITTEN OPTIONS — (6.4)%
CALL OPTIONS WRITTEN — (4.9)%

(2,722)	SPDR® S&P 500® ETF Trust	(98,552,732)	382.87	11/19/21	(4,767,284)
	(Premiums received $3,615,269)

PUT OPTIONS WRITTEN — (1.5)%

(2,722)	SPDR® S&P 500® ETF Trust	(98,552,732)	248.73	11/19/21	(1,502,973)
	(Premiums received $1,807,346)
	Total Written Options				(6,270,257)
	(Premiums received $5,422,615)
	Net Other Assets and Liabilities — (0.1)%				(82,850)
	Net Assets — 100.0%				$97,492,413

(a)	Rate shown reflects yield as of November 30, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,845,196 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,111,789. The net unrealized appreciation was $733,407. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,164,246	$1,164,246	$—	$—
Total Investments	1,164,246	1,164,246	—	—
Call Options Purchased	96,844,747	—	96,844,747	—
Put Options Purchased	5,836,527	—	5,836,527	—
Total	$103,845,520	$1,164,246	$102,681,274	$—

LIABILITIES TABLE

	Total Value at 11/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,767,284)	$—	$(4,767,284)	$—
Put Options Written	(1,502,973)	—	(1,502,973)	—
Total	$(6,270,257)	$—	$(6,270,257)	$—

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value
	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
356,278	FT Cboe Vest U.S. Equity Buffer ETF - February (a) (b)	$11,601,445
338,488	FT Cboe Vest U.S. Equity Buffer ETF - May (a) (b)	11,595,380
339,285	FT Cboe Vest U.S. Equity Buffer ETF - August (a) (b)	11,552,654
337,864	FT Cboe Vest U.S. Equity Buffer ETF - November (a) (b)	11,669,823
	Total Exchange-Traded Funds — 100.0%	46,419,302
	(Cost $45,031,571)

	Money Market Funds — 0.0%
19,037	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	19,037
	(Cost $19,037)

	Total Investments — 100.0%	46,438,339
	(Cost $45,050,608) (d)
	Net Other Assets and Liabilities — (0.0)%	(5,160)
	Net Assets — 100.0%	$46,433,179

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2020.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,387,731 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $1,387,731.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$46,419,302	$—	$—
Money Market Funds	19,037	—	—
Total Investments	$46,438,339	$—	$—

* See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Buffer ETFs (BUFR)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Affiliated Transactions

Amounts relating to these investments in affiliated funds at November 30, 2020, and for fiscal year-to-date period (September 1, 2020 to November 30, 2020) are as follows:

Security Name	Shares at 11/30/2020	Value at 08/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2020	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - February	356,278	$1,537,359	$9,761,716	$(13,928)	$316,398	$(100)	$11,601,445	$—
FT Cboe Vest U.S. Equity Buffer ETF - May	338,488	1,516,012	9,846,445	(5,724)	238,661	(14)	11,595,380	—
FT Cboe Vest U.S. Equity Buffer ETF - August	339,285	1,542,042	9,757,898	(78,587)	331,986	(685)	11,552,654	—
FT Cboe Vest U.S. Equity Buffer ETF - November	337,864	1,528,468	9,773,833	(78,467)	445,911	78	11,669,823	—
		$6,123,881	$39,139,892	$(176,706)	$1,332,956	$(721)	$46,419,302	$—

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.8%
16	General Dynamics Corp.	$2,390
64	Huntington Ingalls Industries, Inc.	10,252
60	L3Harris Technologies, Inc.	11,519
24	Lockheed Martin Corp.	8,760
8	Northrop Grumman Corp.	2,418
		35,339

	Air Freight & Logistics — 1.2%
136	C.H. Robinson Worldwide, Inc.	12,780
156	Expeditors International of Washington, Inc.	13,942
148	United Parcel Service, Inc., Class B	25,318
		52,040

	Auto Components — 0.5%
564	BorgWarner, Inc.	21,911

	Banks — 0.9%
92	Citizens Financial Group, Inc.	3,005
16	M&T Bank Corp.	1,864
655	People’s United Financial, Inc.	8,122
328	Regions Financial Corp.	5,008
292	Wells Fargo & Co.	7,986
312	Zions Bancorp N.A.	12,040
		38,025

	Beverages — 0.6%
300	Monster Beverage Corp. (a)	25,434

	Biotechnology — 2.1%
139	AbbVie, Inc.	14,537
172	Alexion Pharmaceuticals, Inc. (a)	21,003
24	Amgen, Inc.	5,329
47	Biogen, Inc. (a)	11,288
348	Gilead Sciences, Inc.	21,113
32	Regeneron Pharmaceuticals, Inc. (a)	16,513
		89,783

	Building Products — 2.1%
456	A.O. Smith Corp.	25,677
116	Fortune Brands Home & Security, Inc.	9,686
136	Johnson Controls International PLC	6,261
20	Lennox International, Inc.	5,757
484	Masco Corp.	25,976
120	Trane Technologies PLC	17,549
		90,906

	Capital Markets — 1.8%
16	Ameriprise Financial, Inc.	2,964
232	Bank of New York Mellon (The) Corp.	9,076
28	BlackRock, Inc.	19,554
894	Franklin Resources, Inc.	19,659
20	Nasdaq, Inc.	2,560
36	S&P Global, Inc.	12,664

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
84	T. Rowe Price Group, Inc.	$12,046
		78,523

	Chemicals — 1.5%
60	Corteva, Inc.	2,299
84	FMC Corp.	9,745
52	Linde PLC	13,334
120	PPG Industries, Inc.	17,612
28	Sherwin-Williams (The) Co.	20,934
		63,924

	Commercial Services & Supplies — 0.7%
20	Cintas Corp.	7,106
408	Rollins, Inc.	23,329
		30,435

	Communications Equipment — 1.7%
707	Cisco Systems, Inc.	30,415
124	F5 Networks, Inc. (a)	20,189
827	Juniper Networks, Inc.	18,004
12	Ubiquiti, Inc.	2,977
		71,585

	Construction & Engineering — 1.0%
28	Jacobs Engineering Group, Inc.	3,020
560	Quanta Services, Inc.	38,270
		41,290

	Consumer Finance — 0.0%
80	Synchrony Financial	2,438

	Containers & Packaging — 0.8%
124	Ball Corp.	11,905
272	International Paper Co.	13,459
84	Packaging Corp. of America	10,920
		36,284

	Distributors — 0.4%
24	Genuine Parts Co.	2,361
192	LKQ Corp. (a)	6,762
28	Pool Corp.	9,691
		18,814

	Diversified Financial Services — 1.3%
212	Berkshire Hathaway, Inc., Class B (a)	48,529
288	Equitable Holdings, Inc.	7,309
		55,838

	Diversified Telecommunication Services — 2.2%
1,071	AT&T, Inc.	30,791
907	CenturyLink, Inc.	9,478
907	Verizon Communications, Inc.	54,792
		95,061

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)

	Electric Utilities — 2.0%
324	Evergy, Inc.	$17,953
28	Eversource Energy	2,451
488	Exelon Corp.	20,042
392	NextEra Energy, Inc.	28,847
591	NRG Energy, Inc.	19,355
		88,648

	Electrical Equipment — 0.8%
56	Eaton Corp. PLC	6,782
80	Emerson Electric Co.	6,146
84	Generac Holdings, Inc. (a)	18,110
12	Rockwell Automation, Inc.	3,067
		34,105

	Electronic Equipment, Instruments & Components — 0.8%
40	CDW Corp.	5,220
327	FLIR Systems, Inc.	12,504
112	TE Connectivity Ltd.	12,765
8	Zebra Technologies Corp., Class A (a)	3,027
		33,516

	Energy Equipment & Services — 0.0%
116	Baker Hughes Co.	2,172

	Entertainment — 1.1%
304	Activision Blizzard, Inc.	24,162
92	Electronic Arts, Inc. (a)	11,753
68	Take-Two Interactive Software, Inc. (a)	12,275
		48,190

	Equity Real Estate Investment Trusts — 3.0%
48	American Tower Corp.	11,098
16	Equinix, Inc.	11,165
108	Equity LifeStyle Properties, Inc.	6,328
164	Equity Residential	9,499
32	Essex Property Trust, Inc.	7,868
96	Extra Space Storage, Inc.	10,822
560	Host Hotels & Resorts, Inc.	7,857
268	Iron Mountain, Inc.	7,370
76	Mid-America Apartment Communities, Inc.	9,588
136	Prologis, Inc.	13,607
92	Public Storage	20,650
32	Regency Centers Corp.	1,458
36	SBA Communications Corp.	10,338
		127,648

	Food & Staples Retailing — 2.0%
44	Costco Wholesale Corp.	17,238

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
424	Kroger (The) Co.	$13,992
376	Walmart, Inc.	57,449
		88,679

	Food Products — 0.6%
272	General Mills, Inc.	16,543
92	J.M. Smucker (The) Co.	10,782
		27,325

	Health Care Equipment & Supplies — 3.6%
48	ABIOMED, Inc. (a)	13,157
148	Danaher Corp.	33,245
192	DENTSPLY SIRONA, Inc.	9,771
32	Hologic, Inc. (a)	2,212
56	IDEXX Laboratories, Inc. (a)	25,815
28	Masimo Corp. (a)	7,125
44	Medtronic PLC	5,003
28	Quidel Corp. (a)	5,461
88	ResMed, Inc.	18,445
124	West Pharmaceutical Services, Inc.	34,120
		154,354

	Health Care Providers & Services — 3.0%
44	AmerisourceBergen Corp.	4,537
51	Anthem, Inc.	15,887
40	Cardinal Health, Inc.	2,184
16	Cigna Corp.	3,346
92	CVS Health Corp.	6,237
96	DaVita, Inc. (a)	10,546
92	Henry Schein, Inc. (a)	5,917
48	Humana, Inc.	19,225
28	McKesson Corp.	5,037
24	Molina Healthcare, Inc. (a)	4,899
48	Quest Diagnostics, Inc.	5,951
107	UnitedHealth Group, Inc.	35,988
64	Universal Health Services, Inc., Class B	8,357
		128,111

	Health Care Technology — 0.9%
268	Cerner Corp.	20,057
32	Teladoc Health, Inc. (a)	6,361
40	Veeva Systems, Inc., Class A (a)	11,075
		37,493

	Hotels, Restaurants & Leisure — 0.6%
16	Chipotle Mexican Grill, Inc. (a)	20,631
16	Domino’s Pizza, Inc.	6,281
		26,912

	Household Durables — 1.6%
240	D.R. Horton, Inc.	17,880

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
128	Garmin Ltd.	$14,945
152	Lennar Corp., Class A	11,531
52	Mohawk Industries, Inc. (a)	6,543
108	Newell Brands, Inc.	2,296
260	PulteGroup, Inc.	11,344
16	Whirlpool Corp.	3,114
		67,653

	Household Products — 0.5%
24	Church & Dwight Co., Inc.	2,107
92	Clorox (The) Co.	18,672
		20,779

	Independent Power and Renewable Electricity Producers — 0.4%
982	Vistra Corp.	18,344

	Industrial Conglomerates — 0.8%
80	3M Co.	13,818
100	Honeywell International, Inc.	20,392
		34,210

	Insurance — 3.1%
216	Aflac, Inc.	9,489
264	Allstate (The) Corp.	27,020
40	Aon PLC, Class A	8,196
104	Arthur J. Gallagher & Co.	12,003
68	Assurant, Inc.	8,780
212	CNA Financial Corp.	7,316
48	Hartford Financial Services Group (The), Inc.	2,121
52	Loews Corp.	2,179
84	Marsh & McLennan Cos., Inc.	9,630
280	Progressive (The) Corp.	24,391
104	Travelers (The) Cos., Inc.	13,484
332	Unum Group	7,380
		131,989

	Interactive Media & Services — 3.7%
44	Alphabet, Inc., Class A (a)	77,193
100	Facebook, Inc., Class A (a)	27,697
99	Match Group, Inc. (a)	13,782
152	Pinterest, Inc., Class A (a)	10,643
276	Snap, Inc., Class A (a)	12,260
180	Zillow Group, Inc., Class C (a)	19,406
		160,981

	Internet & Direct Marketing Retail — 4.0%
40	Amazon.com, Inc. (a)	126,721
4	Booking Holdings, Inc. (a)	8,114
635	eBay, Inc.	32,023
20	Etsy, Inc. (a)	3,214
8	Wayfair, Inc., Class A (a)	2,035
		172,107

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 5.4%
124	Accenture PLC, Class A	$30,887
16	Automatic Data Processing, Inc.	2,782
124	Black Knight, Inc. (a)	11,361
263	Booz Allen Hamilton Holding Corp.	22,826
304	Cognizant Technology Solutions Corp., Class A	23,751
8	EPAM Systems, Inc. (a)	2,579
200	International Business Machines Corp.	24,704
116	Jack Henry & Associates, Inc.	18,660
100	Leidos Holdings, Inc.	10,070
64	Paychex, Inc.	5,962
108	PayPal Holdings, Inc. (a)	23,125
104	Square, Inc., Class A (a)	21,940
80	Visa, Inc., Class A	16,828
847	Western Union (The) Co.	19,108
		234,583

	Leisure Products — 0.1%
24	Peloton Interactive, Inc., Class A (a)	2,792

	Life Sciences Tools & Services — 1.9%
76	Agilent Technologies, Inc.	8,884
36	Bio-Rad Laboratories, Inc., Class A (a)	19,386
24	Bio-Techne Corp.	7,280
8	Mettler-Toledo International, Inc. (a)	9,200
28	PerkinElmer, Inc.	3,724
72	Thermo Fisher Scientific, Inc.	33,479
		81,953

	Machinery — 2.2%
140	Cummins, Inc.	32,364
48	Deere & Co.	12,558
44	Dover Corp.	5,369
44	Illinois Tool Works, Inc.	9,288
12	Nordson Corp.	2,446
144	PACCAR, Inc.	12,537
84	Pentair PLC	4,353
76	Snap-on, Inc.	13,364
24	Xylem, Inc.	2,303
		94,582

	Media — 2.6%
40	Charter Communications, Inc., Class A (a)	26,080
635	Comcast Corp., Class A	31,902
472	Discovery, Inc., Class A (a)	12,702
667	Fox Corp., Class A	19,236
635	News Corp., Class A	11,208
163	Omnicom Group, Inc.	10,269
		111,397

	Metals & Mining — 1.5%
599	Arconic Corp. (a)	16,479

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
180	Newmont Corp.	$10,588
419	Nucor Corp.	22,500
236	Southern Copper Corp.	14,011
		63,578

	Multiline Retail — 1.8%
80	Dollar General Corp.	17,487
80	Dollar Tree, Inc. (a)	8,739
100	Kohl’s Corp.	3,220
272	Target Corp.	48,832
		78,278

	Multi-Utilities — 0.8%
240	Consolidated Edison, Inc.	18,300
312	Public Service Enterprise Group, Inc.	18,183
		36,483

	Oil, Gas & Consumable Fuels — 1.9%
116	Cabot Oil & Gas Corp.	2,032
268	Chevron Corp.	23,364
248	ConocoPhillips	9,811
208	Devon Energy Corp.	2,910
168	EOG Resources, Inc.	7,876
727	Exxon Mobil Corp.	27,721
203	HollyFrontier Corp.	4,748
28	Phillips 66	1,696
36	Valero Energy Corp.	1,936
		82,094

	Personal Products — 0.3%
48	Estee Lauder (The) Cos., Inc., Class A	11,775

	Pharmaceuticals — 3.2%
264	Bristol-Myers Squibb Co.	16,474
112	Eli Lilly and Co.	16,313
296	Johnson & Johnson	42,825
392	Merck & Co., Inc.	31,513
392	Pfizer, Inc.	15,017
106	Viatris, Inc. (a)	1,783
80	Zoetis, Inc.	12,830
		136,755

	Professional Services — 0.5%
328	Robert Half International, Inc.	21,051

	Real Estate Management & Development — 0.5%
340	CBRE Group, Inc., Class A (a)	20,788

	Road & Rail — 0.4%
80	Old Dominion Freight Line, Inc.	16,269

	Semiconductors & Semiconductor Equipment — 3.8%
232	Advanced Micro Devices, Inc. (a)	21,497
140	Applied Materials, Inc.	11,547

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
380	Intel Corp.	$18,373
32	Lam Research Corp.	14,485
32	Monolithic Power Systems, Inc.	10,239
52	NVIDIA Corp.	27,875
112	QUALCOMM, Inc.	16,483
108	Teradyne, Inc.	11,917
191	Texas Instruments, Inc.	30,799
		163,215

	Software — 8.1%
40	Adobe, Inc. (a)	19,139
32	ANSYS, Inc. (a)	10,818
24	Autodesk, Inc. (a)	6,726
208	Cadence Design Systems, Inc. (a)	24,190
216	Citrix Systems, Inc.	26,767
48	DocuSign, Inc. (a)	10,938
16	Fair Isaac Corp. (a)	7,564
28	HubSpot, Inc. (a)	11,041
751	Microsoft Corp.	160,767
631	NortonLifeLock, Inc.	11,503
324	Oracle Corp.	18,701
140	SS&C Technologies Holdings, Inc.	9,645
76	Synopsys, Inc. (a)	17,290
32	Tyler Technologies, Inc. (a)	13,683
		348,772

	Specialty Retail — 3.2%
16	Advance Auto Parts, Inc.	2,363
4	AutoZone, Inc. (a)	4,551
228	Best Buy Co., Inc.	24,806
92	Gap (The), Inc.	1,928
148	Home Depot (The), Inc.	41,057
64	L Brands, Inc.	2,484
202	Lowe’s Cos., Inc.	31,476
8	O’Reilly Automotive, Inc. (a)	3,539
180	Tractor Supply Co.	25,346
		137,550

	Technology Hardware, Storage & Peripherals — 6.9%
1,934	Apple, Inc.	230,243
1,026	HP, Inc.	22,500
392	NetApp, Inc.	20,897
228	Seagate Technology PLC	13,409
456	Xerox Holdings Corp.	9,982
		297,031

	Textiles, Apparel & Luxury Goods — 0.9%
200	NIKE, Inc., Class B	26,940
120	Ralph Lauren Corp.	10,290
		37,230

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco — 0.9%
316	Altria Group, Inc.	$12,586
336	Philip Morris International, Inc.	25,452
		38,038

	Trading Companies & Distributors — 0.4%
244	Fastenal Co.	12,066
16	W.W. Grainger, Inc.	6,693
		18,759

	Water Utilities — 0.2%
72	American Water Works Co., Inc.	11,043

	Wireless Telecommunication Services — 0.3%
104	T-Mobile US, Inc. (a)	13,826
	Total Common Stocks — 99.9%	4,308,688
	(Cost $3,935,754)

	Money Market Funds — 0.0%
1,655	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	1,655
	(Cost $1,655)

	Total Investments — 99.9%	4,310,343
	(Cost $3,937,409) (c)
	Net Other Assets and Liabilities — 0.1%	5,420
	Net Assets — 100.0%	$4,315,763

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $414,434 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,500. The net unrealized appreciation was $372,934.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,308,688	$—	$—
Money Market Funds	1,655	—	—
Total Investments	$4,310,343	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 0.3%
44	Huntington Ingalls Industries, Inc.	$7,048

	Auto Components — 0.7%
186	Gentex Corp.	6,064
54	Lear Corp.	7,719
		13,783

	Automobiles — 0.2%
48	Thor Industries, Inc.	4,632

	Banks — 3.4%
90	Associated Banc-Corp.	1,379
18	First Citizens BancShares, Inc., Class A	9,515
397	First Hawaiian, Inc.	8,702
338	Hancock Whitney Corp.	9,494
222	PacWest Bancorp	5,164
360	People’s United Financial, Inc.	4,464
202	Popular, Inc.	9,803
416	Sterling Bancorp	6,648
76	Western Alliance Bancorp	3,896
236	Zions Bancorp N.A.	9,107
		68,172

	Beverages — 1.6%
14	Boston Beer (The) Co., Inc., Class A (a)	13,032
104	Molson Coors Beverage Co., Class B	4,784
140	National Beverage Corp. (a)	13,724
		31,540

	Biotechnology — 2.0%
48	Amicus Therapeutics, Inc. (a)	1,099
46	Blueprint Medicines Corp. (a)	4,972
62	Denali Therapeutics, Inc. (a)	3,780
48	Emergent BioSolutions, Inc. (a)	3,933
350	Exelixis, Inc. (a)	6,706
200	Halozyme Therapeutics, Inc. (a)	7,820
24	Invitae Corp. (a)	1,191
2	Kodiak Sciences, Inc. (a)	273
56	Ligand Pharmaceuticals, Inc. (a)	4,725
34	Natera, Inc. (a)	3,001
4	Twist Bioscience Corp. (a)	447
26	United Therapeutics Corp. (a)	3,449
		41,396

	Building Products — 1.6%
84	A.O. Smith Corp.	4,730
126	Fortune Brands Home & Security, Inc.	10,521
24	Lennox International, Inc.	6,908
46	Simpson Manufacturing Co., Inc.	4,228
102	UFP Industries, Inc.	5,472
		31,859

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 2.0%
22	FactSet Research Systems, Inc.	$7,343
220	Franklin Resources, Inc.	4,838
92	Houlihan Lokey, Inc.	5,960
635	Janus Henderson Group PLC	18,116
24	Morningstar, Inc.	4,802
		41,059

	Chemicals — 2.2%
128	Cabot Corp.	5,301
192	Chemours (The) Co.	4,671
160	Huntsman Corp.	3,963
20	Quaker Chemical Corp.	4,940
112	RPM International, Inc.	9,857
50	Scotts Miracle-Gro (The) Co.	8,789
84	Sensient Technologies Corp.	6,024
		43,545

	Commercial Services & Supplies — 1.4%
64	Deluxe Corp.	1,647
4	Healthcare Services Group, Inc.	95
114	Herman Miller, Inc.	4,063
278	HNI Corp.	10,136
36	MSA Safety, Inc.	5,380
56	Tetra Tech, Inc.	6,678
		27,999

	Communications Equipment — 2.3%
374	Ciena Corp. (a)	16,755
114	EchoStar Corp., Class A (a)	2,710
24	InterDigital, Inc.	1,438
362	Juniper Networks, Inc.	7,881
108	Lumentum Holdings, Inc. (a)	9,329
280	NetScout Systems, Inc. (a)	6,557
187	Viavi Solutions, Inc. (a)	2,533
		47,203

	Construction & Engineering — 1.6%
56	Dycom Industries, Inc. (a)	3,520
68	EMCOR Group, Inc.	5,860
96	MasTec, Inc. (a)	5,444
242	Quanta Services, Inc.	16,539
		31,363

	Consumer Finance — 0.5%
104	OneMain Holdings, Inc.	4,055
568	SLM Corp.	6,026
		10,081

	Distributors — 0.9%
50	Pool Corp.	17,306

	Diversified Consumer Services — 1.4%
318	Adtalem Global Education, Inc. (a)	9,104
16	Graham Holdings Co., Class B	7,152

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services (Continued)
276	H&R Block, Inc.	$5,189
58	Strategic Education, Inc.	5,446
24	Terminix Global Holdings, Inc. (a)	1,177
		28,068

	Diversified Financial Services — 1.4%
194	Equitable Holdings, Inc.	4,924
835	Jefferies Financial Group, Inc.	18,980
80	Voya Financial, Inc.	4,610
		28,514

	Diversified Telecommunication Services — 0.2%
466	CenturyLink, Inc.	4,870

	Electric Utilities — 1.0%
46	IDACORP, Inc.	4,167
148	NRG Energy, Inc.	4,847
160	OGE Energy Corp.	5,182
168	Portland General Electric Co.	6,952
		21,148

	Electrical Equipment — 3.6%
100	Acuity Brands, Inc.	11,872
106	Generac Holdings, Inc. (a)	22,853
201	GrafTech International Ltd.	1,588
116	Plug Power, Inc. (a)	3,061
174	Regal Beloit Corp.	20,713
114	Sunrun, Inc. (a)	7,305
58	Vicor Corp. (a)	4,754
		72,146

	Electronic Equipment, Instruments & Components — 4.8%
94	Arrow Electronics, Inc. (a)	8,615
60	Avnet, Inc.	1,821
116	Dolby Laboratories, Inc., Class A	10,260
116	FLIR Systems, Inc.	4,436
56	Littelfuse, Inc.	13,470
120	National Instruments Corp.	4,491
126	SYNNEX Corp.	20,199
118	Trimble, Inc. (a)	7,065
544	Vishay Intertechnology, Inc.	10,532
42	Zebra Technologies Corp., Class A (a)	15,894
		96,783

	Energy Equipment & Services — 0.4%
260	Helmerich & Payne, Inc.	5,920
663	Patterson-UTI Energy, Inc.	2,858
		8,778

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 6.2%
144	American Homes 4 Rent, Class A	$4,136
324	Apple Hospitality REIT, Inc.	4,296
106	Brixmor Property Group, Inc.	1,619
919	CoreCivic, Inc.	6,516
12	CoreSite Realty Corp.	1,505
256	Cousins Properties, Inc.	8,553
188	CubeSmart	6,116
88	CyrusOne, Inc.	6,152
240	First Industrial Realty Trust, Inc.	10,051
277	Gaming and Leisure Properties, Inc.	11,507
550	GEO Group (The), Inc.	5,197
250	Highwoods Properties, Inc.	9,575
88	Life Storage, Inc.	9,655
138	Omega Healthcare Investors, Inc.	4,860
120	PotlatchDeltic Corp.	5,585
30	PS Business Parks, Inc.	3,954
68	QTS Realty Trust, Inc., Class A	4,040
90	Regency Centers Corp.	4,102
272	Sabra Health Care REIT, Inc.	4,482
244	Service Properties Trust	2,894
86	Terreno Realty Corp.	4,983
264	Weingarten Realty Investors	5,520
		125,298

	Food & Staples Retailing — 0.9%
304	BJ’s Wholesale Club Holdings, Inc. (a)	12,461
296	Sprouts Farmers Market, Inc. (a)	6,266
		18,727

	Food Products — 1.6%
152	Darling Ingredients, Inc. (a)	7,339
50	Flowers Foods, Inc.	1,109
38	Freshpet, Inc. (a)	5,201
210	Hain Celestial Group (The), Inc. (a)	8,085
132	Ingredion, Inc.	10,184
		31,918

	Gas Utilities — 0.3%
108	National Fuel Gas Co.	4,446
54	UGI Corp.	1,916
		6,362

	Health Care Equipment & Supplies — 3.5%
10	ABIOMED, Inc. (a)	2,741
78	DENTSPLY SIRONA, Inc.	3,969
20	Globus Medical, Inc., Class A (a)	1,202
14	Haemonetics Corp. (a)	1,580
36	Hill-Rom Holdings, Inc.	3,415
36	ICU Medical, Inc. (a)	6,793
24	iRhythm Technologies, Inc. (a)	5,868
42	Masimo Corp. (a)	10,689
32	Nevro Corp. (a)	5,160

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
16	NuVasive, Inc. (a)	$741
20	Penumbra, Inc. (a)	4,438
28	Quidel Corp. (a)	5,461
14	STAAR Surgical Co. (a)	998
6	STERIS PLC	1,163
10	Tandem Diabetes Care, Inc. (a)	939
56	West Pharmaceutical Services, Inc.	15,409
		70,566

	Health Care Providers & Services — 4.3%
60	Amedisys, Inc. (a)	14,687
28	AMN Healthcare Services, Inc. (a)	1,825
15	Chemed Corp.	7,174
100	DaVita, Inc. (a)	10,985
140	Henry Schein, Inc. (a)	9,003
34	LHC Group, Inc. (a)	6,675
124	Molina Healthcare, Inc. (a)	25,312
78	Patterson Cos., Inc.	2,165
136	Premier, Inc., Class A	4,817
34	Universal Health Services, Inc., Class B	4,440
		87,083

	Health Care Technology — 0.5%
8	Inspire Medical Systems, Inc. (a)	1,486
22	Omnicell, Inc. (a)	2,307
30	Teladoc Health, Inc. (a)	5,963
		9,756

	Hotels, Restaurants & Leisure — 1.0%
20	Domino’s Pizza, Inc.	7,851
84	Papa John’s International, Inc.	6,750
38	Wingstop, Inc.	4,838
		19,439

	Household Durables — 2.4%
26	Helen of Troy Ltd. (a)	5,252
114	KB Home	4,013
76	Meritage Homes Corp. (a)	6,851
18	Mohawk Industries, Inc. (a)	2,265
258	PulteGroup, Inc.	11,256
78	TopBuild Corp. (a)	13,590
240	TRI Pointe Group, Inc. (a)	4,195
6	Whirlpool Corp.	1,168
		48,590

	Independent Power and Renewable Electricity Producers — 0.2%
244	Vistra Corp.	4,558

	Insurance — 3.7%
178	Brown & Brown, Inc.	8,015
550	CNO Financial Group, Inc.	11,704

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
20	Erie Indemnity Co., Class A	$4,512
122	First American Financial Corp.	5,910
44	Hanover Insurance Group (The), Inc.	4,943
74	Kemper Corp.	5,546
44	Kinsale Capital Group, Inc.	10,567
70	Mercury General Corp.	3,113
286	Old Republic International Corp.	5,125
46	Primerica, Inc.	5,993
8	RLI Corp.	766
356	Unum Group	7,914
		74,108

	Interactive Media & Services — 0.2%
334	ANGI Homeservices, Inc., Class A (a)	4,128

	Internet & Direct Marketing Retail — 1.2%
108	Etsy, Inc. (a)	17,356
62	Overstock.com, Inc. (a)	4,184
10	Stamps.com, Inc. (a)	1,875
		23,415

	IT Services — 1.7%
66	CACI International, Inc., Class A (a)	15,661
38	Euronet Worldwide, Inc. (a)	5,109
106	LiveRamp Holdings, Inc. (a)	6,202
86	MAXIMUS, Inc.	6,176
44	Western Union (The) Co.	992
		34,140

	Leisure Products — 2.0%
280	Brunswick Corp.	20,899
458	Mattel, Inc. (a)	7,095
182	YETI Holdings, Inc. (a)	11,497
		39,491

	Life Sciences Tools & Services — 2.4%
30	Bio-Rad Laboratories, Inc., Class A (a)	16,155
10	Bio-Techne Corp.	3,033
40	Bruker Corp.	2,025
14	Charles River Laboratories International, Inc. (a)	3,283
94	Medpace Holdings, Inc. (a)	12,066
118	NeoGenomics, Inc. (a)	5,615
32	PRA Health Sciences, Inc. (a)	3,590
14	Repligen Corp. (a)	2,655
		48,422

	Machinery — 3.9%
220	AGCO Corp.	20,352
20	Allison Transmission Holdings, Inc.	821
94	Crane Co.	6,536
170	Graco, Inc.	11,516

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
76	Lincoln Electric Holdings, Inc.	$8,740
36	Nordson Corp.	7,337
144	Oshkosh Corp.	11,592
56	Snap-on, Inc.	9,848
10	Watts Water Technologies, Inc., Class A	1,171
		77,913

	Media — 1.6%
246	AMC Networks, Inc., Class A (a)	8,111
210	Interpublic Group of Cos. (The), Inc.	4,679
96	John Wiley & Sons, Inc., Class A	3,316
56	Meredith Corp.	1,139
216	New York Times (The) Co., Class A	9,268
298	News Corp., Class A	5,260
		31,773

	Metals & Mining — 3.1%
987	Commercial Metals Co.	19,651
204	Reliance Steel & Aluminum Co.	24,031
196	Steel Dynamics, Inc.	7,097
226	Worthington Industries, Inc.	11,689
		62,468

	Mortgage Real Estate Investment Trusts — 0.3%
100	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,466

	Multiline Retail — 0.4%
58	Dillard’s, Inc., Class A	2,712
146	Kohl’s Corp.	4,701
116	Macy’s, Inc.	1,185
		8,598

	Multi-Utilities — 1.0%
819	MDU Resources Group, Inc.	20,426
14	NorthWestern Corp.	812
		21,238

	Oil, Gas & Consumable Fuels — 0.3%
48	Cabot Oil & Gas Corp.	841
158	CVR Energy, Inc.	2,234
142	World Fuel Services Corp.	4,036
		7,111

	Paper & Forest Products — 1.0%
340	Domtar Corp.	10,234
314	Louisiana-Pacific Corp.	10,748
		20,982

	Personal Products — 0.9%
142	Edgewell Personal Care Co. (a)	4,935

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
242	Nu Skin Enterprises, Inc., Class A	$12,465
		17,400

	Pharmaceuticals — 0.6%
46	Jazz Pharmaceuticals PLC (a)	6,472
168	Prestige Consumer Healthcare, Inc. (a)	5,976
		12,448

	Professional Services — 1.9%
14	FTI Consulting, Inc. (a)	1,470
58	Insperity, Inc.	4,959
134	ManpowerGroup, Inc.	11,611
150	Robert Half International, Inc.	9,627
78	TriNet Group, Inc. (a)	5,850
122	Upwork, Inc. (a)	3,992
		37,509

	Real Estate Management & Development — 0.9%
80	Jones Lang LaSalle, Inc. (a)	10,583
164	Redfin Corp. (a)	7,854
		18,437

	Road & Rail — 1.4%
72	Landstar System, Inc.	9,462
32	Old Dominion Freight Line, Inc.	6,508
388	Schneider National, Inc., Class B	8,109
120	Werner Enterprises, Inc.	4,799
		28,878

	Semiconductors & Semiconductor Equipment — 3.3%
62	Cirrus Logic, Inc. (a)	4,966
62	Enphase Energy, Inc. (a)	8,467
68	Entegris, Inc.	6,298
176	Lattice Semiconductor Corp. (a)	7,366
28	Monolithic Power Systems, Inc.	8,959
30	SolarEdge Technologies, Inc. (a)	8,339
36	Synaptics, Inc. (a)	2,800
181	Teradyne, Inc.	19,972
		67,167

	Software — 4.8%
32	Appfolio, Inc., Class A (a)	5,214
38	Appian Corp. (a)	5,320
8	Aspen Technology, Inc. (a)	1,076
12	Blackline, Inc. (a)	1,475
32	CDK Global, Inc.	1,533
30	Fair Isaac Corp. (a)	14,183
12	Five9, Inc. (a)	1,862
122	J2 Global, Inc. (a)	10,932
36	Manhattan Associates, Inc. (a)	3,681
322	Nuance Communications, Inc. (a)	13,888
12	Paylocity Holding Corp. (a)	2,359
50	Pegasystems, Inc.	6,544

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
30	PTC, Inc. (a)	$3,236
270	Sailpoint Technologies Holdings, Inc. (a)	12,571
132	Teradata Corp. (a)	2,895
14	Tyler Technologies, Inc. (a)	5,986
28	Varonis Systems, Inc. (a)	3,378
		96,133

	Specialty Retail — 3.3%
30	Aaron’s Holdings Co., Inc.	1,888
90	AutoNation, Inc. (a)	5,516
192	Dick’s Sporting Goods, Inc.	10,908
317	Foot Locker, Inc.	11,856
142	Gap (The), Inc.	2,976
98	L Brands, Inc.	3,803
44	Lithia Motors, Inc., Class A	12,729
50	Murphy USA, Inc.	6,410
14	RH (a)	6,344
42	Williams-Sonoma, Inc.	4,598
		67,028

	Technology Hardware, Storage & Peripherals — 0.7%
92	NetApp, Inc.	4,905
416	Xerox Holdings Corp.	9,106
		14,011

	Textiles, Apparel & Luxury Goods — 2.0%
86	Carter’s, Inc.	7,653
72	Crocs, Inc. (a)	4,240
46	Deckers Outdoor Corp. (a)	11,711
218	Hanesbrands, Inc.	3,096
46	Ralph Lauren Corp.	3,944
146	Steven Madden Ltd.	4,595
202	Tapestry, Inc.	5,721
		40,960

	Thrifts & Mortgage Finance — 1.4%
855	MGIC Investment Corp.	10,226
2	New York Community Bancorp, Inc.	19
190	PennyMac Financial Services, Inc.	10,951
386	Radian Group, Inc.	7,288
		28,484

	Trading Companies & Distributors — 1.3%
24	HD Supply Holdings, Inc. (a)	1,339
138	MSC Industrial Direct Co., Inc., Class A	11,498
28	SiteOne Landscape Supply, Inc. (a)	3,867
38	Watsco, Inc.	8,639
		25,343

Shares	Description	Value

	Common Stocks (Continued)
	Total Common Stocks — 99.7%	$2,012,641
	(Cost $1,830,791)

	Money Market Funds — 0.2%
4,068	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	4,068
	(Cost $4,068)

	Total Investments — 99.9%	2,016,709
	(Cost $1,834,859) (c)
	Net Other Assets and Liabilities — 0.1%	2,062
	Net Assets — 100.0%	$2,018,771

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $255,829 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $73,979. The net unrealized appreciation was $181,850.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,012,641	$—	$—
Money Market Funds	4,068	—	—
Total Investments	$2,016,709	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.2%
173	Maxar Technologies, Inc.	$4,811

	Air Freight & Logistics — 0.5%
40	Echo Global Logistics, Inc. (a)	1,135
169	Hub Group, Inc., Class A (a)	9,231
		10,366

	Auto Components — 0.8%
126	Cooper Tire & Rubber Co.	5,006
42	LCI Industries	5,283
18	Patrick Industries, Inc.	1,134
134	XPEL, Inc. (a)	5,076
		16,499

	Banks — 6.8%
361	Associated Banc-Corp.	5,531
168	Bank OZK	4,697
60	BankUnited, Inc.	1,711
44	Berkshire Hills Bancorp, Inc.	722
287	Cadence BanCorp	4,001
205	Central Pacific Financial Corp.	3,360
161	Columbia Banking System, Inc.	5,089
72	Community Bank System, Inc.	4,482
375	CVB Financial Corp.	7,121
280	Eagle Bancorp, Inc.	10,298
227	First Financial Bancorp	3,643
168	First Hawaiian, Inc.	3,683
255	Hancock Whitney Corp.	7,163
616	Hope Bancorp, Inc.	5,840
142	International Bancshares Corp.	4,602
94	Lakeland Financial Corp.	4,774
151	PacWest Bancorp	3,512
209	Popular, Inc.	10,143
136	Renasant Corp.	4,198
152	ServisFirst Bancshares, Inc.	5,743
271	Simmons First National Corp., Class A	5,284
460	Sterling Bancorp	7,351
190	Synovus Financial Corp.	5,998
225	Triumph Bancorp, Inc. (a)	10,224
78	UMB Financial Corp.	5,305
68	Westamerica Bancorp	3,748
		138,223

	Beverages — 0.8%
301	Celsius Holdings, Inc. (a)	9,707
68	National Beverage Corp. (a)	6,666
		16,373

	Biotechnology — 5.3%
52	Acceleron Pharma, Inc. (a)	6,140
106	Altimmune, Inc. (a)	1,296
58	Amicus Therapeutics, Inc. (a)	1,328
255	Anika Therapeutics, Inc. (a)	9,639
78	Arena Pharmaceuticals, Inc. (a)	5,138

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
62	Blueprint Medicines Corp. (a)	$6,701
18	CareDx, Inc. (a)	1,029
295	Coherus Biosciences, Inc. (a)	5,446
94	Eagle Pharmaceuticals, Inc. (a)	4,277
52	Emergent BioSolutions, Inc. (a)	4,260
175	Enanta Pharmaceuticals, Inc. (a)	7,210
260	Halozyme Therapeutics, Inc. (a)	10,166
86	Ironwood Pharmaceuticals, Inc. (a)	991
134	Kura Oncology, Inc. (a)	4,864
108	Ligand Pharmaceuticals, Inc. (a)	9,112
64	Natera, Inc. (a)	5,649
32	Novavax, Inc. (a)	4,464
42	Travere Therapeutics, Inc. (a)	963
52	Twist Bioscience Corp. (a)	5,811
26	Ultragenyx Pharmaceutical, Inc. (a)	3,082
809	Vanda Pharmaceuticals, Inc. (a)	9,878
22	Veracyte, Inc. (a)	1,199
		108,643

	Building Products — 2.4%
22	Advanced Drainage Systems, Inc.	1,534
199	Apogee Enterprises, Inc.	5,222
380	Builders FirstSource, Inc. (a)	14,216
46	CSW Industrials, Inc.	4,935
96	Gibraltar Industries, Inc. (a)	6,284
78	Masonite International Corp. (a)	7,804
70	Simpson Manufacturing Co., Inc.	6,433
38	UFP Industries, Inc.	2,039
		48,467

	Capital Markets — 2.3%
287	Artisan Partners Asset Management, Inc., Class A	12,915
355	Brightsphere Investment Group, Inc.	6,283
18	Cohen & Steers, Inc.	1,274
16	Evercore, Inc., Class A	1,455
120	Houlihan Lokey, Inc.	7,774
88	PJT Partners, Inc., Class A	6,097
6	Virtus Investment Partners, Inc.	1,073
581	Waddell & Reed Financial, Inc., Class A	9,563
		46,434

	Chemicals — 0.3%
20	Quaker Chemical Corp.	4,940
14	Sensient Technologies Corp.	1,004
		5,944

	Commercial Services & Supplies — 2.3%
112	ABM Industries, Inc.	4,312
62	Deluxe Corp.	1,596
138	Herman Miller, Inc.	4,918
179	HNI Corp.	6,526
61	Knoll, Inc.	833

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
42	MSA Safety, Inc.	$6,277
696	Steelcase, Inc., Class A	8,457
116	Tetra Tech, Inc.	13,833
		46,752

	Communications Equipment — 2.4%
321	Calix, Inc. (a)	7,601
285	Comtech Telecommunications Corp.	5,432
159	InterDigital, Inc.	9,526
122	Lumentum Holdings, Inc. (a)	10,538
255	NETGEAR, Inc. (a)	8,112
367	NetScout Systems, Inc. (a)	8,595
		49,804

	Construction & Engineering — 1.5%
108	Comfort Systems USA, Inc.	5,442
142	EMCOR Group, Inc.	12,238
102	MasTec, Inc. (a)	5,784
323	Primoris Services Corp.	7,833
		31,297

	Distributors — 0.2%
131	Core-Mark Holding Co., Inc.	4,086

	Diversified Consumer Services — 1.6%
318	Adtalem Global Education, Inc. (a)	9,104
70	Collectors Universe, Inc.	5,401
18	Graham Holdings Co., Class B	8,046
72	Laureate Education, Inc., Class A (a)	1,023
754	Perdoceo Education Corp. (a)	8,550
		32,124

	Electric Utilities — 0.3%
161	Portland General Electric Co.	6,662

	Electrical Equipment — 1.6%
98	Generac Holdings, Inc. (a)	21,129
138	Vicor Corp. (a)	11,310
		32,439

	Electronic Equipment, Instruments & Components — 2.8%
44	Badger Meter, Inc.	3,627
377	Benchmark Electronics, Inc.	9,169
16	FARO Technologies, Inc. (a)	1,058
74	Insight Enterprises, Inc. (a)	5,289
146	Methode Electronics, Inc.	5,113
22	OSI Systems, Inc. (a)	1,938
108	PC Connection, Inc.	4,930
153	Plexus Corp. (a)	11,431
135	Sanmina Corp. (a)	4,295
522	Vishay Intertechnology, Inc.	10,106
		56,956

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 0.4%
327	Helmerich & Payne, Inc.	$7,446

	Equity Real Estate Investment Trusts — 4.0%
646	Brandywine Realty Trust	7,190
851	CoreCivic, Inc.	6,034
78	CorEnergy Infrastructure Trust, Inc.	464
224	Easterly Government Properties, Inc.	4,852
36	EastGroup Properties, Inc.	4,908
238	First Industrial Realty Trust, Inc.	9,967
391	GEO Group (The), Inc.	3,695
104	Industrial Logistics Properties Trust	2,260
2	National Storage Affiliates Trust	68
417	Office Properties Income Trust	9,529
58	Pebblebrook Hotel Trust	1,073
341	Piedmont Office Realty Trust, Inc., Class A	5,330
674	RPT Realty	4,940
510	Service Properties Trust	6,049
374	Sunstone Hotel Investors, Inc.	3,927
201	Tanger Factory Outlet Centers, Inc.	1,899
176	Terreno Realty Corp.	10,197
		82,382

	Food & Staples Retailing — 1.3%
157	BJ’s Wholesale Club Holdings, Inc. (a)	6,435
275	SpartanNash Co.	5,192
247	Sprouts Farmers Market, Inc. (a)	5,229
193	Weis Markets, Inc.	9,193
		26,049

	Food Products — 1.4%
190	B&G Foods, Inc.	5,261
208	Darling Ingredients, Inc. (a)	10,042
78	Freshpet, Inc. (a)	10,677
40	John B Sanfilippo & Son, Inc.	2,968
		28,948

	Health Care Equipment & Supplies — 5.5%
285	AngioDynamics, Inc. (a)	4,053
130	AtriCure, Inc. (a)	5,652
2	Atrion Corp.	1,200
24	Avanos Medical, Inc. (a)	1,017
114	CryoPort, Inc. (a)	5,546
292	GenMark Diagnostics, Inc. (a)	3,904
102	Globus Medical, Inc., Class A (a)	6,128
12	Haemonetics Corp. (a)	1,354
32	Heska Corp. (a)	4,000
161	Inogen, Inc. (a)	5,646
56	iRhythm Technologies, Inc. (a)	13,693
130	Lantheus Holdings, Inc. (a)	1,711
397	Meridian Bioscience, Inc. (a)	7,503
381	Natus Medical, Inc. (a)	7,970

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
12	Neogen Corp. (a)	$891
60	Nevro Corp. (a)	9,675
42	Novocure Ltd. (a)	5,277
12	NuVasive, Inc. (a)	556
251	Orthofix Medical, Inc. (a)	9,227
56	Quidel Corp. (a)	10,923
44	STAAR Surgical Co. (a)	3,136
28	Tandem Diabetes Care, Inc. (a)	2,629
		111,691

	Health Care Providers & Services — 4.4%
134	Addus HomeCare Corp. (a)	13,300
58	Amedisys, Inc. (a)	14,198
30	AMN Healthcare Services, Inc. (a)	1,955
16	BioTelemetry, Inc. (a)	887
24	CorVel Corp. (a)	2,149
70	Fulgent Genetics, Inc. (a)	3,144
90	LHC Group, Inc. (a)	17,669
102	Ontrak, Inc. (a)	5,064
236	Owens & Minor, Inc.	6,079
46	Patterson Cos., Inc.	1,277
149	Providence Service (The) Corp. (a)	20,233
38	Tenet Healthcare Corp. (a)	1,194
20	US Physical Therapy, Inc.	2,124
		89,273

	Health Care Technology — 2.5%
209	HMS Holdings Corp. (a)	6,567
230	Inovalon Holdings, Inc., Class A (a)	4,294
44	Inspire Medical Systems, Inc. (a)	8,172
265	NextGen Healthcare, Inc. (a)	4,701
66	Omnicell, Inc. (a)	6,920
120	Simulations Plus, Inc.	6,716
62	Teladoc Health, Inc. (a)	12,324
32	Vocera Communications, Inc. (a)	1,083
		50,777

	Hotels, Restaurants & Leisure — 0.5%
76	Papa John’s International, Inc.	6,107
40	Wingstop, Inc.	5,093
		11,200

	Household Durables — 3.1%
219	Green Brick Partners, Inc. (a)	4,768
32	Helen of Troy Ltd. (a)	6,464
24	Installed Building Products, Inc. (a)	2,372
136	KB Home	4,787
96	M/I Homes, Inc. (a)	4,363
64	Meritage Homes Corp. (a)	5,769
40	Purple Innovation, Inc. (a)	1,193
224	Taylor Morrison Home Corp. (a)	5,663
80	TopBuild Corp. (a)	13,938

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
643	TRI Pointe Group, Inc. (a)	$11,240
80	Tupperware Brands Corp. (a)	2,692
		63,249

	Household Products — 0.3%
134	Central Garden & Pet Co., Class A (a)	4,943
2	WD-40 Co.	509
		5,452

	Insurance — 3.3%
106	American Equity Investment Life Holding Co.	2,786
84	American National Group, Inc.	7,122
18	AMERISAFE, Inc.	985
271	CNO Financial Group, Inc.	5,767
238	Employers Holdings, Inc.	7,261
26	Enstar Group Ltd. (a)	4,921
98	Goosehead Insurance, Inc., Class A	12,065
80	Kinsale Capital Group, Inc.	19,213
74	Mercury General Corp.	3,291
54	Palomar Holdings, Inc. (a)	3,569
10	Safety Insurance Group, Inc.	712
		67,692

	Interactive Media & Services — 0.1%
62	EverQuote, Inc., Class A (a)	2,335

	Internet & Direct Marketing Retail — 0.9%
290	CarParts.com, Inc. (a)	4,370
68	Overstock.com, Inc. (a)	4,590
38	PetMed Express, Inc.	1,167
74	Shutterstock, Inc.	5,088
18	Stamps.com, Inc. (a)	3,374
		18,589

	IT Services — 1.9%
187	CSG Systems International, Inc.	8,112
62	ExlService Holdings, Inc. (a)	5,162
70	ManTech International Corp., Class A	5,388
66	MAXIMUS, Inc.	4,739
179	NIC, Inc.	4,195
312	Sykes Enterprises, Inc. (a)	11,741
		39,337

	Leisure Products — 1.9%
30	Acushnet Holdings Corp.	1,131
189	Nautilus, Inc. (a)	3,988
862	Smith & Wesson Brands, Inc.	13,585
116	Sturm Ruger & Co., Inc.	7,104
599	Vista Outdoor, Inc. (a)	12,357
18	YETI Holdings, Inc. (a)	1,137
		39,302

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 2.0%
426	Luminex Corp.	$10,109
68	Medpace Holdings, Inc. (a)	8,729
185	NeoGenomics, Inc. (a)	8,802
357	Pacific Biosciences of California, Inc. (a)	5,644
42	Repligen Corp. (a)	7,966
		41,250

	Machinery — 3.2%
198	Astec Industries, Inc.	11,484
70	Franklin Electric Co., Inc.	4,731
227	Greenbrier (The) Cos., Inc.	7,575
20	Kadant, Inc.	2,558
319	Mueller Industries, Inc.	10,451
278	Shyft Group (The), Inc.	7,209
54	SPX FLOW, Inc. (a)	2,893
36	Terex Corp.	1,116
683	Wabash National Corp.	12,075
40	Watts Water Technologies, Inc., Class A	4,686
		64,778

	Media — 1.8%
201	AMC Networks, Inc., Class A (a)	6,627
62	Cardlytics, Inc. (a)	7,358
309	Gray Television, Inc. (a)	5,457
48	Meredith Corp.	977
54	MSG Networks, Inc., Class A (a)	656
118	Scholastic Corp.	2,799
237	TechTarget, Inc. (a)	12,442
		36,316

	Metals & Mining — 1.4%
761	Commercial Metals Co.	15,151
64	Kaiser Aluminum Corp.	4,991
271	Warrior Met Coal, Inc.	4,721
80	Worthington Industries, Inc.	4,138
		29,001

	Mortgage Real Estate Investment Trusts — 0.4%
155	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,472

	Multiline Retail — 0.3%
76	Big Lots, Inc.	3,927
58	Dillard’s, Inc., Class A	2,712
		6,639

	Multi-Utilities — 0.6%
115	Avista Corp.	4,315
98	NorthWestern Corp.	5,684
60	Unitil Corp.	2,453
		12,452

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 1.1%
68	Arch Resources, Inc.	$2,274
177	CVR Energy, Inc.	2,503
167	Renewable Energy Group, Inc. (a)	9,699
597	Teekay Tankers Ltd., Class A (a)	6,949
		21,425

	Paper & Forest Products — 1.8%
480	Boise Cascade Co.	20,760
320	Domtar Corp.	9,632
186	Louisiana-Pacific Corp.	6,367
		36,759

	Personal Products — 1.4%
74	Medifast, Inc.	15,107
108	Nu Skin Enterprises, Inc., Class A	5,563
118	USANA Health Sciences, Inc. (a)	8,871
		29,541

	Pharmaceuticals — 2.2%
456	Amphastar Pharmaceuticals, Inc. (a)	8,099
54	Collegium Pharmaceutical, Inc. (a)	998
592	Corcept Therapeutics, Inc. (a)	13,403
921	Innoviva, Inc. (a)	9,629
20	Pacira BioSciences, Inc. (a)	1,212
46	Prestige Consumer Healthcare, Inc. (a)	1,636
431	Supernus Pharmaceuticals, Inc. (a)	9,180
		44,157

	Professional Services — 1.3%
96	ASGN, Inc. (a)	7,505
14	Exponent, Inc.	1,162
12	Insperity, Inc.	1,026
169	Kforce, Inc.	6,938
14	TriNet Group, Inc. (a)	1,050
239	TrueBlue, Inc. (a)	4,565
161	Upwork, Inc. (a)	5,268
		27,514

	Real Estate Management & Development — 1.5%
173	eXp World Holdings, Inc. (a)	9,226
5	Realogy Holdings Corp. (a)	62
278	Redfin Corp. (a)	13,313
202	RMR Group (The), Inc., Class A	7,482
		30,083

	Road & Rail — 0.5%
267	ArcBest Corp.	11,190

	Semiconductors & Semiconductor Equipment — 1.8%
20	ACM Research, Inc., Class A (a)	1,652
199	Axcelis Technologies, Inc. (a)	5,369
90	Enphase Energy, Inc. (a)	12,291
155	Lattice Semiconductor Corp. (a)	6,487

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
114	Photronics, Inc. (a)	$1,321
52	Synaptics, Inc. (a)	4,044
146	Ultra Clean Holdings, Inc. (a)	4,620
		35,784

	Software — 5.3%
16	Alarm.com Holdings, Inc. (a)	1,215
20	Altair Engineering, Inc., Class A (a)	1,078
38	Appfolio, Inc., Class A (a)	6,191
52	Appian Corp. (a)	7,280
136	Blackline, Inc. (a)	16,715
237	Digital Turbine, Inc. (a)	10,660
16	Ebix, Inc.	544
92	Five9, Inc. (a)	14,278
64	J2 Global, Inc. (a)	5,735
102	LivePerson, Inc. (a)	5,959
78	Mitek Systems, Inc. (a)	919
143	Model N, Inc. (a)	4,928
82	Progress Software Corp.	3,288
48	Qualys, Inc. (a)	4,561
227	Sailpoint Technologies Holdings, Inc. (a)	10,569
76	SPS Commerce, Inc. (a)	7,833
76	Workiva, Inc. (a)	5,699
		107,452

	Specialty Retail — 4.8%
140	Aaron’s Holdings Co., Inc.	8,810
56	Buckle (The), Inc.	1,502
6	Camping World Holdings, Inc., Class A	184
198	GrowGeneration Corp. (a)	6,964
419	Hibbett Sports, Inc. (a)	17,246
10	Lithia Motors, Inc., Class A	2,893
337	Lumber Liquidators Holdings, Inc. (a)	9,732
193	MarineMax, Inc. (a)	6,338
84	ODP (The) Corp.	2,408
361	Rent-A-Center, Inc.	12,209
38	RH (a)	17,220
28	Sleep Number Corp. (a)	1,943
34	Sonic Automotive, Inc., Class A	1,373
314	Sportsman’s Warehouse Holdings, Inc. (a)	4,374
153	Zumiez, Inc. (a)	5,675
		98,871

	Technology Hardware, Storage & Peripherals — 0.5%
344	Super Micro Computer, Inc. (a)	9,704

	Textiles, Apparel & Luxury Goods — 0.9%
62	Crocs, Inc. (a)	3,651
32	Deckers Outdoor Corp. (a)	8,147
140	G-III Apparel Group Ltd. (a)	2,852

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
273	Movado Group, Inc.	$4,622
		19,272

	Thrifts & Mortgage Finance — 1.6%
191	HomeStreet, Inc.	6,179
217	PennyMac Financial Services, Inc.	12,508
239	Provident Financial Services, Inc.	3,745
507	Radian Group, Inc.	9,572
		32,004

	Tobacco — 0.4%
72	Turning Point Brands, Inc.	2,810
75	Universal Corp.	3,413
84	Vector Group Ltd.	944
		7,167

	Trading Companies & Distributors — 1.0%
533	NOW, Inc. (a)	2,974
144	Rush Enterprises, Inc., Class A	5,519
66	SiteOne Landscape Supply, Inc. (a)	9,115
22	Triton International Ltd.	996
26	WESCO International, Inc. (a)	1,696
		20,300

	Water Utilities — 0.4%
94	American States Water Co.	6,939
26	California Water Service Group	1,287
		8,226

	Wireless Telecommunication Services — 0.1%
114	Gogo, Inc. (a)	1,202
	Total Common Stocks — 99.9%	2,039,161
	(Cost $1,776,344)

	Money Market Funds — 0.1%
1,855	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	1,855
	(Cost $1,855)

	Total Investments — 100.0%	2,041,016
	(Cost $1,778,199) (c)
	Net Other Assets and Liabilities — 0.0%	234
	Net Assets — 100.0%	$2,041,250

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2020.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $324,760 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $61,943. The net unrealized appreciation was $262,817.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,039,161	$—	$—
Money Market Funds	1,855	—	—
Total Investments	$2,041,016	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

November 30, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 98.8%
	Aerospace & Defense — 0.8%
121	BWX Technologies, Inc.	$6,882
162	Raytheon Technologies Corp.	11,619
		18,501

	Air Freight & Logistics — 0.6%
49	FedEx Corp.	14,042

	Beverages — 1.1%
74	Constellation Brands, Inc., Class A	15,232
118	Monster Beverage Corp. (a)	10,004
		25,236

	Biotechnology — 1.7%
44	Mirati Therapeutics, Inc. (a)	10,465
81	Sarepta Therapeutics, Inc. (a)	11,410
62	Seagen, Inc. (a)	10,559
32	Vertex Pharmaceuticals, Inc. (a)	7,288
		39,722

	Building Products — 0.6%
166	Fortune Brands Home & Security, Inc.	13,861

	Capital Markets — 0.4%
14	BlackRock, Inc.	9,777

	Chemicals — 0.6%
18	Sherwin-Williams (The) Co.	13,457

	Commercial Services & Supplies — 0.3%
82	Republic Services, Inc.	7,931

	Communications Equipment — 0.6%
81	Motorola Solutions, Inc.	13,894

	Construction Materials — 0.3%
57	Vulcan Materials Co.	7,960

	Consumer Finance — 0.5%
97	American Express Co.	11,503

	Electric Utilities — 0.5%
147	NextEra Energy, Inc.	10,818

	Electronic Equipment, Instruments & Components — 1.0%
83	CDW Corp.	10,831
307	Corning, Inc.	11,488
		22,319

	Entertainment — 9.2%
125	Activision Blizzard, Inc.	9,935
164	Netflix, Inc. (a)	80,475
484	Sea Ltd., ADR (a)	87,299
105	Walt Disney (The) Co.	15,541
589	Warner Music Group Corp., Class A	17,511
		210,761

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 0.8%
51	Alexandria Real Estate Equities, Inc.	$8,350
174	Equity LifeStyle Properties, Inc.	10,195
		18,545

	Food & Staples Retailing — 1.7%
41	Costco Wholesale Corp.	16,063
424	Grocery Outlet Holding Corp. (a)	16,375
50	Walmart, Inc.	7,639
		40,077

	Health Care Equipment & Supplies — 5.7%
81	Align Technology, Inc. (a)	38,985
166	Baxter International, Inc.	12,628
37	Becton, Dickinson and Co.	8,689
46	Danaher Corp.	10,333
37	DexCom, Inc. (a)	11,828
244	Edwards Lifesciences Corp. (a)	20,469
150	Hologic, Inc. (a)	10,370
23	Teleflex, Inc.	8,803
34	West Pharmaceutical Services, Inc.	9,355
		131,460

	Health Care Providers & Services — 1.7%
43	Laboratory Corp. of America Holdings (a)	8,593
87	UnitedHealth Group, Inc.	29,262
		37,855

	Hotels, Restaurants & Leisure — 0.7%
72	McDonald’s Corp.	15,656

	Household Products — 1.2%
115	Colgate-Palmolive Co.	9,849
119	Procter & Gamble (The) Co.	16,525
		26,374

	Insurance — 0.4%
60	Chubb Ltd.	8,870

	Interactive Media & Services — 10.8%
29	Alphabet, Inc., Class A (a)	50,878
9	Alphabet, Inc., Class C (a)	15,847
325	Facebook, Inc., Class A (a)	90,015
478	Match Group, Inc. (a)	66,542
230	Zillow Group, Inc., Class C (a)	24,796
		248,078

	Internet & Direct Marketing Retail — 5.9%
40	Amazon.com, Inc. (a)	126,721

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
42	Fiverr International Ltd. (a)	$8,414
		135,135

	IT Services — 15.3%
27	EPAM Systems, Inc. (a)	8,703
69	Fidelity National Information Services, Inc.	10,240
51	FleetCor Technologies, Inc. (a)	13,526
82	Global Payments, Inc.	16,006
138	GoDaddy, Inc., Class A (a)	10,976
143	Leidos Holdings, Inc.	14,400
88	Mastercard, Inc., Class A	29,613
98	PayPal Holdings, Inc. (a)	20,984
106	Science Applications International Corp.	9,809
44	Snowflake, Inc., Class A (a)	14,337
382	Square, Inc., Class A (a)	80,587
120	Twilio, Inc., Class A (a)	38,411
395	Visa, Inc., Class A	83,088
		350,680

	Life Sciences Tools & Services — 1.6%
71	Illumina, Inc. (a)	22,869
31	Thermo Fisher Scientific, Inc.	14,414
		37,283

	Media — 1.1%
38	Charter Communications, Inc., Class A (a)	24,776

	Pharmaceuticals — 2.3%
111	Eli Lilly and Co.	16,167
222	Zoetis, Inc.	35,604
		51,771

	Professional Services — 1.9%
39	CoStar Group, Inc. (a)	35,512
52	Equifax, Inc.	8,679
		44,191

	Road & Rail — 2.7%
1,243	Uber Technologies, Inc. (a)	61,727

	Semiconductors & Semiconductor Equipment — 1.1%
103	Teradyne, Inc.	11,365
87	Texas Instruments, Inc.	14,029
		25,394

	Software — 18.7%
158	Adobe, Inc. (a)	75,598
94	Atlassian Corp. PLC, Class A (a)	21,155
44	Coupa Software, Inc. (a)	14,472
26	DocuSign, Inc. (a)	5,925

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
73	Guidewire Software, Inc. (a)	$8,941
109	Intuit, Inc.	38,370
543	Microsoft Corp.	116,240
111	salesforce.com, Inc. (a)	27,284
159	ServiceNow, Inc. (a)	84,993
54	Splunk, Inc. (a)	11,026
119	SS&C Technologies Holdings, Inc.	8,198
74	Workday, Inc., Class A (a)	16,634
		428,836

	Specialty Retail — 2.7%
77	Burlington Stores, Inc. (a)	16,828
290	Floor & Decor Holdings, Inc., Class A (a)	23,226
334	TJX (The) Cos., Inc.	21,212
		61,266

	Technology Hardware, Storage & Peripherals — 2.8%
533	Apple, Inc.	63,454

	Textiles, Apparel & Luxury Goods — 1.5%
139	NIKE, Inc., Class B	18,723
201	VF Corp.	16,764
		35,487
	Total Common Stocks — 98.8%	2,266,697
	(Cost $1,972,073)

	Money Market Funds — 1.2%
27,421	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	27,421
	(Cost $27,421)

	Total Investments — 100.0%	2,294,118
	(Cost $1,999,494) (c)
	Net Other Assets and Liabilities — (0.0)%	(479)
	Net Assets — 100.0%	$2,293,639

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $314,492 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,868. The net unrealized appreciation was $294,624.

ADR	-	American Depositary Receipt

First Trust Multi-Manager Large Growth ETF (MMLG)

Portfolio of Investments (Continued)
November 30, 2020 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,266,697	$—	$—
Money Market Funds	27,421	—	—
Total Investments	$2,294,118	$—	$—

* See Portfolio of Investments for industry breakout.